UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09877

CALVERT RESPONSIBLE INDEX SERIES, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

John H. Streur
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Six months ended March 31, 2016

Item 1. Report to Stockholders.

Calvert U.S. Large Cap Core Responsible Index Fund

Semi-Annual Report March 31, 2016 E-Delivery Sign-Up — Details Inside

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to calvert.com. If you already have an online account at Calvert, click on Login, to access your Account, and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

1	President’s Letter
2	Portfolio Management Discussion
5	Understanding Your Fund’s Expenses
6	Schedule of Investments
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statements of Changes in Net Assets
29	Notes to Financial Statements
33	Financial Highlights
37	Proxy Voting
37	Availability of Quarterly Portfolio Holdings
37	Basis for Board's Approval of Investment Advisory Contract

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
Historically, environmental and social initiatives have been accomplished through the singular passage of legislation designed to remediate the impact of one significant influence on a singular populace. Commencing with the anti-deforestation efforts in 1842, followed by environmental legislation in industrialized nations to regulate smoke pollution in 1863, arguably, a predecessor to the ubiquitous stop smoking campaigns of today; the previous approach, put forth largely by developed nations, served to the benefit of their citizens and not the rest of the Earth's populace - the majority.
However, the year of 2015 marked a dynamic and exciting shift in the resolution of contemporary environmental and social causes - global leaders from all facets of society, collectively, took action to create global policy platforms with far reaching agendas designed to accelerate our global society's evolution towards a more sustainable and inclusive state. The Pope's Encyclical, issued June 18, 2015, called for the establishment of a new partnership between science and religion to combat human-driven climate change. The United Nations formalized the United Nations Sustainable Development Goals, which included seventeen Sustainable Development Goals (SDGs) geared towards dramatically reducing poverty, fighting inequality and injustice, and tackling climate change by 2030. The COP 21 (Conference of Parties to the 21 session of the United Nations Framework Convention on Climate Change) introduced a historic agreement to combat climate change and accelerate both the action and investment needed for a sustainable low carbon future. Indeed, these are a mere few examples of the broad reaching directives recently initiated in order to encourage action and stress accountability.
Additionally, and importantly, resolution has not only been limited to direct impact policy changes, but also by investors’ behavior and preference. Recognizing the demand by investors to be influencers of change through their capital allocations, the United States Department of Labor (“DOL”) issued Interpretive Bulletin (“IB”) 2015-01 in October of 2015. This bulletin updated and clarified the DOL’s position on how fiduciary investors may best utilize knowledge of a prospective investment’s key environmental, social and governance indicators when making investment decisions for retirement plans. Essentially, the DOL has created a platform that allows fiduciaries to utilize ESG information in their investment decisions regarding a variety of retirement assets, including, but not limited to, IRA accounts; 401(K) accounts; and retirement accounts monitored by a company or union. This legislation is a powerful and fundamental change, especially given- retirement assets represent over $24 trillion and, thus if purposefully directed, may effect meaningful impact. IB 2015-01 is an exciting development in the world of socially responsible investing as it will provide access to vast amounts of capital that can be used to encourage and facilitate better corporate practices.
Change is here. Our challenge, collectively as socially conscious investors, will be to maintain its momentum and focus. Through your investment in the Calvert Funds you are engaged and influential in this movement. By allocating capital only to the best environmentally and socially governed corporations, we-alongside you, encourage good corporate citizenry. Our shareholder advocacy efforts, which fundamentally represent you as a shareholder, consistently monitor and challenge poor corporate policy, thus effecting positive outcomes. Through your support, we are able to partner with academics and industry renowned technicians to produce innovative research that will help to provide both better ESG investment solutions and a more lasting impact.
This is an exciting time and we at Calvert appreciate servicing you, as fund shareholders, and look forward to the future together as we navigate the waters of progress.
Respectfully,
John Streur
May 2016

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 1

PORTFOLIO MANAGEMENT DISCUSSION

Laurie Webster, CFA V.P. Investment Operations and Indexing	Dale R. Stout, CFA Index Portfolio Manager and Senior Analyst
Lise Bernhard Director Investment Operations and Indexing
Market Review
Equity markets rose for the six-month period ending from September 30, 2015 through March 31, 2016 with the Russell 1000 Index up 7.7%, the MSCI EAFE up 1.6% and Russell 2000 up 2.0%. The positive returns masked the market volatility that played out over the period. Markets fell sharply at different points over the six months over concerns of global economic weaknesses, falling commodity prices, and implications of plunging oil prices as oil prices sank below $40/barrel, and rallied on Chinese stimulus, more easing from Central banks globally and dovish comments from the Fed after raising the target range for the federal funds rate after seven years of a zero interest-rate policy. The U.S. continues to be bright spot as compared to the rest of the world as strong macroeconomic data highlighted healthy labor markets and improving consumer sentiment.
By the end of the first quarter of 2016, the Fed’s incrementally cautious outlook triggered a decline in the U.S. dollar, which provided a further lift to commodity prices, including oil, which rebounded in lock-step with equity markets. Emerging markets (EM) similarly benefited from the weaker dollar while economic data for China showed signs of stabilization during the first quarter, enabling EM stocks to rebound. On the other hand, additional monetary easing by the European Central Bank and Bank of Japan was eventually met by investor skepticism as European and Japanese equities continued to struggle.
Market Outlook
We remain constructive on the U.S. economy over the medium-to-long-run, but are taking a more cautious approach to equity markets in the near-term. With equity valuations above historical averages, markets are more vulnerable to shocks from some of the negative catalysts currently in the global economy, such as slowing growth in China and increased geopolitical risk. Continued economic growth in the United States should allow the Fed to continue on its tightening path, though policy will likely remain very accommodative. This contrasts with other global central banks which remain in easing mode to battle weaker economies and currencies. As U.S. policy diverges further from the rest of the world, global market volatility will likely remain elevated.

Laurie Webster, CFA	Dale R. Stout, CFA

Lise Bernhard
Calvert Investment Management, Inc.
May 2016

2 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
MARCH 31, 2016

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Information Technology	22.2%
Health Care	14.7%
Consumer Discretionary	14.4%
Financials	13.6%
Industrials	11.2%
Consumer Staples	10.3%
Utilities	3.6%
Energy	3.4%
Materials	3.3%
Telecommunication Services	2.8%
Short-Term Investments	0.5%
Total	100%

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
MARCH 31, 2016

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV)
	6 MONTHS ENDED 3/31/16	12 MONTHS ENDED 3/31/16
Class A	5.96%	-0.64%
Class C	5.53%	-1.39%
Class I	6.14%	-0.23%
Class Y	6.13%	-0.37%
Calvert U.S. Large Cap Core Responsible Index	6.36%	0.02%
Russell 1000 Index	7.75%	0.50%
Lipper Multi-Cap Core Funds Average	4.93%	-3.87%

Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charges.

TEN LARGEST STOCK HOLDINGS		% OF NET ASSETS
Apple, Inc.		3.1%
Alphabet, Inc., Class A		2.8%
General Electric Co.		2.4%
Microsoft Corp.		2.3%
Johnson & Johnson		1.9%
Wells Fargo & Co.		1.8%
Facebook, Inc., Class A		1.7%
Procter & Gamble Co. (The)		1.7%
Amazon.com, Inc.		1.5%
Coca-Cola Co. (The)		1.4%
Total		20.6%

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 3

Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Class A shares, reflect the deduction of the maximum front-end Class A sales charge of 4.75%, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The value of an investment in a different share class would be different.

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
MARCH 31, 2016
AVERAGE ANNUAL TOTAL RETURNS	Ticker Symbol	1 Year	5 Year	10 Year
Class A (with max. load)	CSXAX	-5.35%	10.40%	5.58%
Class C (with max. load)	CSXCX	-2.37%	10.51%	5.11%
Class I	CISIX	-0.23%	12.05%	6.66%
Class Y	CISYX	-0.37%	11.56%	6.13%
Calvert U.S. Large Cap Core Responsible Index		0.02%	12.40%	7.16%
Russell 1000 Index		0.50%	11.35%	7.06%
Lipper Multi-Cap Core Funds Average		-3.87%	9.02%	5.80%

Calvert U.S. Large Cap Core Responsible Index Fund first offered Class Y shares on July 13, 2012. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions, and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data, including most recent month-end, visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 0.74%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

4 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

UNDERSTANDING YOUR FUND’S EXPENSES

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
The fund may charge an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/15	ENDING ACCOUNT VALUE 3/31/16	EXPENSES PAID DURING PERIOD* 10/1/15 - 3/31/16
Class A
Actual	0.54%	$1,000.00	$1,059.60	$2.78
Hypothetical (5% return per year before expenses)	0.54%	$1,000.00	$1,022.30	$2.73
Class C
Actual	1.29%	$1,000.00	$1,055.30	$6.63
Hypothetical (5% return per year before expenses)	1.29%	$1,000.00	$1,018.55	$6.51
Class I
Actual	0.19%	$1,000.00	$1,061.40	$0.98
Hypothetical (5% return per year before expenses)	0.19%	$1,000.00	$1,024.05	$0.96
Class Y
Actual	0.29%	$1,000.00	$1,061.30	$1.49
Hypothetical (5% return per year before expenses)	0.29%	$1,000.00	$1,023.55	$1.47

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 5

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.5%
Aerospace & Defense - 0.3%
B/E Aerospace, Inc.	5,469	252,230
HEICO Corp.	2,408	144,793
Hexcel Corp.	5,372	234,810
Rockwell Collins, Inc.	7,261	669,537
Spirit AeroSystems Holdings, Inc., Class A *	7,852	356,167
TransDigm Group, Inc. *	2,769	610,121
		2,267,658

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	7,990	593,098
Expeditors International of Washington, Inc.	9,702	473,555
United Parcel Service, Inc., Class B	49,145	5,183,323
XPO Logistics, Inc. *	5,406	165,964
		6,415,940

Airlines - 0.9%
Alaska Air Group, Inc.	6,892	565,282
American Airlines Group, Inc.	33,113	1,357,964
Delta Air Lines, Inc.	43,135	2,099,812
JetBlue Airways Corp. *	17,716	374,162
Southwest Airlines Co.	35,387	1,585,337
Spirit Airlines, Inc. *	3,963	190,145
		6,172,702

Auto Components - 0.4%
BorgWarner, Inc.	9,411	361,382
Delphi Automotive plc	12,080	906,242
Johnson Controls, Inc.	27,874	1,086,250
Lear Corp.	3,206	356,411
Tenneco, Inc. *	1,977	101,835
Visteon Corp.	1,586	126,230
		2,938,350

Automobiles - 0.6%
Ford Motor Co.	168,597	2,276,060
Harley-Davidson, Inc.	7,574	388,773
Tesla Motors, Inc. *	4,225	970,778
Thor Industries, Inc.	2,009	128,114
		3,763,725

Banks - 6.3%
Associated Banc-Corp.	8,126	145,781
Bank of America Corp.	568,402	7,684,795
Bank of Hawaii Corp.	2,336	159,502
Bank of the Ozarks, Inc.	4,060	170,398

6 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
BankUnited, Inc.	5,466	188,249
BB&T Corp.	42,688	1,420,230
BOK Financial Corp.	1,110	60,628
CIT Group, Inc.	10,840	336,365
Citigroup, Inc.	156,605	6,538,259
Citizens Financial Group, Inc.	28,998	607,508
Comerica, Inc.	9,551	361,696
Commerce Bancshares, Inc.	4,379	196,836
Cullen/Frost Bankers, Inc.	2,838	156,402
East West Bancorp, Inc.	7,856	255,163
First Citizens BancShares, Inc., Class A	392	98,419
First Horizon National Corp.	12,947	169,606
First Niagara Financial Group, Inc.	19,381	187,608
First Republic Bank	7,976	531,521
FirstMerit Corp.	9,028	190,039
Home BancShares, Inc.	3,233	132,391
Huntington Bancshares, Inc.	43,327	413,340
Investors Bancorp, Inc.	16,924	196,995
KeyCorp	45,917	506,924
M&T Bank Corp.	7,856	872,016
PacWest Bancorp	6,399	237,723
People's United Financial, Inc.	17,002	270,842
PNC Financial Services Group, Inc. (The)	27,225	2,302,418
Popular, Inc.	5,071	145,081
PrivateBancorp, Inc.	4,174	161,116
Prosperity Bancshares, Inc.	3,184	147,706
Regions Financial Corp.	70,125	550,481
Signature Bank *	2,835	385,900
SVB Financial Group *	2,838	289,618
Synovus Financial Corp.	6,382	184,504
Umpqua Holdings Corp.	12,054	191,177
US Bancorp	90,742	3,683,218
Webster Financial Corp.	4,428	158,965
Wells Fargo & Co.	253,249	12,247,122
Western Alliance Bancorp *	5,387	179,818
Zions Bancorporation	11,067	267,932
		42,984,292

Beverages - 2.8%
Coca-Cola Co. (The)	207,379	9,620,312
Coca-Cola Enterprises, Inc.	10,947	555,451
Dr Pepper Snapple Group, Inc.	9,754	872,202
PepsiCo, Inc.	76,864	7,877,023
		18,924,988

Biotechnology - 4.0%
AbbVie, Inc.	68,047	3,886,845
Agios Pharmaceuticals, Inc. *	1,269	51,521
Alexion Pharmaceuticals, Inc. *	9,349	1,301,568
Alnylam Pharmaceuticals, Inc. *	3,201	200,927

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Amgen, Inc.	32,432	4,862,530
Anacor Pharmaceuticals, Inc. *	1,503	80,335
Baxalta, Inc.	25,508	1,030,523
Biogen, Inc. *	9,420	2,452,214
BioMarin Pharmaceutical, Inc. *	6,789	559,957
Bluebird Bio, Inc. *	1,477	62,773
Celgene Corp. *	33,685	3,371,532
Cepheid *	3,079	102,715
Dyax Corp. CVR *(a)	4,124	4,578
Gilead Sciences, Inc.	58,014	5,329,166
Incyte Corp. *	7,511	544,322
Intercept Pharmaceuticals, Inc. *	621	79,780
Ionis Pharmaceuticals, Inc. *	5,171	209,425
Juno Therapeutics, Inc. *	3,368	128,287
Medivation, Inc. *	6,988	321,308
Myriad Genetics, Inc. *	3,046	114,012
Puma Biotechnology, Inc. *	851	24,994
Regeneron Pharmaceuticals, Inc. *	3,400	1,225,496
Seattle Genetics, Inc. *	4,067	142,711
Vertex Pharmaceuticals, Inc. *	10,576	840,686
		26,928,205

Building Products - 0.3%
Allegion plc	5,361	341,549
Armstrong World Industries, Inc. *	2,902	140,370
Lennox International, Inc.	2,313	312,695
Masco Corp.	18,503	581,919
Owens Corning	5,704	269,685
USG Corp. *	5,400	133,974
		1,780,192

Capital Markets - 2.2%
Affiliated Managers Group, Inc. *	2,955	479,892
Ameriprise Financial, Inc.	8,847	831,706
Artisan Partners Asset Management, Inc., Class A	3,917	120,800
Bank of New York Mellon Corp. (The)	56,152	2,068,078
BlackRock, Inc.	6,100	2,077,477
Charles Schwab Corp. (The)	64,557	1,808,887
E*Trade Financial Corp. *	15,437	378,052
Eaton Vance Corp.	5,634	188,852
Federated Investors, Inc., Class B	5,092	146,904
Franklin Resources, Inc.	20,253	790,880
Interactive Brokers Group, Inc., Class A	20,854	819,979
Invesco Ltd.	22,608	695,648
Legg Mason, Inc.	5,572	193,237
LPL Financial Holdings, Inc.	3,551	88,065
Northern Trust Corp.	11,698	762,359
NorthStar Asset Management Group, Inc.	9,038	102,581
Raymond James Financial, Inc.	6,913	329,128
SEI Investments Co.	8,090	348,274

8 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
State Street Corp.	20,826	1,218,738
Stifel Financial Corp. *	2,968	87,853
T. Rowe Price Group, Inc.	13,416	985,539
TD Ameritrade Holding Corp.	13,683	431,425
Virtu Financial, Inc., Class A	4,014	88,750
WisdomTree Investments, Inc.	5,762	65,860
		15,108,964

Chemicals - 2.4%
Air Products & Chemicals, Inc.	13,681	1,970,748
Albemarle Corp.	7,860	502,490
Axalta Coating Systems Ltd. *	10,100	294,920
Cabot Corp.	4,025	194,528
Celanese Corp., Series A	10,281	673,405
Eastman Chemical Co.	9,629	695,503
Ecolab, Inc.	18,744	2,090,331
International Flavors & Fragrances, Inc.	5,536	629,831
LyondellBasell Industries NV, Class A	24,419	2,089,778
Mosaic Co. (The)	24,725	667,575
NewMarket Corp.	647	256,380
PolyOne Corp.	5,906	178,657
PPG Industries, Inc.	18,666	2,081,072
Praxair, Inc.	19,989	2,287,741
Sensient Technologies Corp.	3,090	196,091
Sherwin-Williams Co. (The)	5,610	1,596,999
		16,406,049

Commercial Services & Supplies - 0.6%
ADT Corp. (The)	9,280	382,893
Cintas Corp.	4,922	442,045
Clean Harbors, Inc. *	2,444	120,587
KAR Auction Services, Inc.	7,214	275,142
Pitney Bowes, Inc.	10,074	216,994
Tyco International plc	23,479	861,914
Waste Management, Inc.	24,670	1,455,530
		3,755,105

Communications Equipment - 1.1%
Arista Networks, Inc. *	1,250	78,875
ARRIS International plc *	7,104	162,824
Brocade Communications Systems, Inc.	14,006	148,183
Ciena Corp. *	4,311	81,995
Cisco Systems, Inc.	187,147	5,328,075
CommScope Holding Co., Inc. *	4,485	125,221
EchoStar Corp., Class A *	3,499	154,971
F5 Networks, Inc. *	2,591	274,257
Infinera Corp. *	3,894	62,538

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Juniper Networks, Inc.	14,199	362,217
Motorola Solutions, Inc.	5,813	440,044
ViaSat, Inc. *	1,393	102,358
		7,321,558

Construction & Engineering - 0.1%
Quanta Services, Inc. *	8,819	198,957
Valmont Industries, Inc.	1,094	135,481
		334,438

Consumer Finance - 1.2%
Ally Financial, Inc. *	25,778	482,564
American Express Co.	44,615	2,739,361
Capital One Financial Corp.	28,838	1,998,762
Credit Acceptance Corp. *	563	102,213
Discover Financial Services	22,801	1,161,027
LendingClub Corp. *	10,357	85,963
Navient Corp.	18,731	224,210
OneMain Holdings, Inc. *	2,873	78,807
SLM Corp. *	23,201	147,558
Synchrony Financial *	45,876	1,314,806
		8,335,271

Containers & Packaging - 0.6%
Avery Dennison Corp.	6,245	450,327
Ball Corp.	9,688	690,658
Bemis Co., Inc.	6,572	340,298
Berry Plastics Group, Inc. *	8,425	304,564
Crown Holdings, Inc. *	9,632	477,651
Graphic Packaging Holding Co.	22,308	286,658
Owens-Illinois, Inc. *	11,172	178,305
Sealed Air Corp.	13,627	654,232
WestRock Co.	17,844	696,451
		4,079,144

Distributors - 0.1%
Genuine Parts Co.	6,288	624,776
LKQ Corp. *	12,054	384,884
		1,009,660

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. *	1,474	95,486
Graham Holdings Co., Class B	207	99,360
Houghton Mifflin Harcourt Co. *	5,043	100,557
ServiceMaster Global Holdings, Inc. *	5,413	203,962
		499,365

10 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Diversified Financial Services - 0.6%
CBOE Holdings, Inc.	4,481	292,744
FactSet Research Systems, Inc.	1,428	216,385
Leucadia National Corp.	17,918	289,734
McGraw Hill Financial, Inc.	14,353	1,420,660
Moody's Corp.	9,320	899,939
Morningstar, Inc.	801	70,704
MSCI, Inc.	5,060	374,845
Voya Financial, Inc.	11,487	341,968
		3,906,979

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	215,828	8,453,983
CenturyLink, Inc.	19,068	609,413
Frontier Communications Corp.	39,848	222,750
Level 3 Communications, Inc. *	10,276	543,087
SBA Communications Corp., Class A *	4,512	451,967
Verizon Communications, Inc.	143,754	7,774,216
Zayo Group Holdings, Inc. *	3,565	86,416
		18,141,832

Electric Utilities - 0.3%
IDACORP, Inc.	7,903	589,485
OGE Energy Corp.	31,588	904,364
Portland General Electric Co.	14,545	574,382
		2,068,231

Electrical Equipment - 1.0%
Acuity Brands, Inc.	2,416	527,026
AMETEK, Inc.	12,878	643,642
Eaton Corp. plc	25,435	1,591,214
Emerson Electric Co.	35,530	1,932,121
EnerSys	2,363	131,666
Hubbell, Inc.	2,918	309,104
Regal-Beloit Corp.	2,464	155,454
Rockwell Automation, Inc.	7,139	812,061
Sensata Technologies Holding NV *	9,447	366,922
SolarCity Corp. *	3,712	91,241
		6,560,451

Electronic Equipment & Instruments - 0.5%
Amphenol Corp., Class A	11,425	660,594
Arrow Electronics, Inc. *	3,355	216,096
Avnet, Inc.	4,871	215,785
Belden, Inc.	1,540	94,525
Corning, Inc.	41,355	863,906
Dolby Laboratories, Inc., Class A	3,605	156,673
FEI Co.	1,520	135,295
Fitbit, Inc., Class A *	6,851	103,793
Flextronics International Ltd. *	20,229	243,962

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
FLIR Systems, Inc.	4,617	152,130
IPG Photonics Corp. *	1,192	114,527
Keysight Technologies, Inc. *	5,924	164,332
National Instruments Corp.	3,945	118,784
Trimble Navigation Ltd. *	9,323	231,210
		3,471,612

Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	87,136	3,819,171
Cameron International Corp. *	37,555	2,518,063
Core Laboratories NV	8,274	930,080
Dril-Quip, Inc. *	7,496	453,958
Ensco plc, Class A	46,379	480,950
FMC Technologies, Inc. *	44,328	1,212,814
National Oilwell Varco, Inc.	74,343	2,312,067
Oceaneering International, Inc.	19,220	638,873
RPC, Inc.	14,209	201,483
Weatherford International plc *	172,674	1,343,404
		13,910,863

Food & Staples Retailing - 2.1%
Casey's General Stores, Inc.	2,054	232,759
CVS Health Corp.	58,436	6,061,566
Kroger Co. (The)	48,523	1,856,005
PriceSmart, Inc.	1,005	85,003
Rite Aid Corp. *	54,757	446,270
Safeway Casa Ley CVR *(a)	7,013	771
Safeway PDC LLC CVR *(a)	7,013	491
Sprouts Farmers Market, Inc. *	7,488	217,452
Sysco Corp.	27,613	1,290,355
Walgreens Boots Alliance, Inc.	45,671	3,847,325
Whole Foods Market, Inc.	16,936	526,879
		14,564,876

Food Products - 2.3%
Bunge Ltd.	7,391	418,848
Campbell Soup Co.	10,665	680,320
ConAgra Foods, Inc.	22,996	1,026,081
Flowers Foods, Inc.	10,422	192,390
General Mills, Inc.	31,786	2,013,643
Hain Celestial Group, Inc. (The) *	4,987	204,018
Hormel Foods Corp.	14,346	620,321
J. M. Smucker Co. (The)	6,220	807,605
Kellogg Co.	13,479	1,031,817
Kraft Heinz Co. (The)	31,630	2,484,853
Lancaster Colony Corp.	832	91,994
McCormick & Co., Inc.	6,593	655,872
Mead Johnson Nutrition Co.	9,879	839,419
Mondelez International, Inc., Class A	80,527	3,230,743
Pinnacle Foods, Inc.	5,757	257,223

12 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Post Holdings, Inc. *	3,543	243,652
TreeHouse Foods, Inc. *	2,933	254,438
WhiteWave Foods Co. (The) *	9,212	374,376
		15,427,613

Gas Utilities - 0.7%
Atmos Energy Corp.	16,045	1,191,502
Piedmont Natural Gas Co., Inc.	12,693	759,422
Questar Corp.	27,409	679,743
Southwest Gas Corp.	6,990	460,292
UGI Corp.	27,053	1,089,965
WGL Holdings, Inc.	7,853	568,322
		4,749,246

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	63,451	2,654,155
ABIOMED, Inc. *	1,677	158,996
Align Technology, Inc. *	2,934	213,273
Baxter International, Inc.	23,943	983,578
Becton Dickinson and Co.	9,255	1,405,094
Boston Scientific Corp. *	57,651	1,084,415
Cooper Co.'s, Inc. (The)	2,075	319,488
DENTSPLY SIRONA, Inc.	10,381	639,781
DexCom, Inc. *	3,326	225,869
Edwards Lifesciences Corp. *	9,211	812,502
Hill-Rom Holdings, Inc.	2,336	117,501
Hologic, Inc. *	11,089	382,571
IDEXX Laboratories, Inc. *	3,813	298,634
Medtronic plc	60,460	4,534,500
ResMed, Inc.	5,975	345,475
St. Jude Medical, Inc.	11,949	657,195
STERIS plc	3,448	244,980
Teleflex, Inc.	1,663	261,108
Varian Medical Systems, Inc. *	4,132	330,643
West Pharmaceutical Services, Inc.	3,054	211,703
		15,881,461

Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. *	3,124	172,164
AmerisourceBergen Corp.	8,355	723,125
Amsurg Corp. *	2,313	172,550
Brookdale Senior Living, Inc. *	7,688	122,085
Cardinal Health, Inc.	14,353	1,176,228
Centene Corp. *	8,468	521,394
Cigna Corp.	11,001	1,509,777
DaVita HealthCare Partners, Inc. *	7,402	543,159
Envision Healthcare Holdings, Inc. *	7,757	158,243
Express Scripts Holding Co. *	28,791	1,977,654
HCA Holdings, Inc. *	14,948	1,166,691
HealthSouth Corp.	3,398	127,867

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Henry Schein, Inc. *	3,475	599,889
Humana, Inc.	6,418	1,174,173
Laboratory Corporation of America Holdings *	4,392	514,435
LifePoint Health, Inc. *	1,611	111,562
McKesson Corp.	9,844	1,547,969
Mednax, Inc. *	3,804	245,814
Molina Healthcare, Inc. *	1,751	112,922
Patterson Co.'s, Inc.	3,363	156,480
Premier, Inc., Class A *	5,863	195,590
Quest Diagnostics, Inc.	6,139	438,632
Team Health Holdings, Inc. *	3,169	132,496
Tenet Healthcare Corp. *	3,599	104,119
VCA, Inc. *	3,114	179,647
		13,884,665

Health Care Technology - 0.2%
athenahealth, Inc. *	1,652	229,265
Cerner Corp. *	12,997	688,321
IMS Health Holdings, Inc. *	6,039	160,335
Veeva Systems, Inc., Class A *	5,141	128,731
		1,206,652

Hotels, Restaurants & Leisure - 1.4%
Aramark	9,703	321,363
Brinker International, Inc.	2,442	112,210
Chipotle Mexican Grill, Inc. *	1,275	600,487
Cracker Barrel Old Country Store, Inc.	934	142,594
Darden Restaurants, Inc.	5,177	343,235
Domino's Pizza, Inc.	2,136	281,653
Dunkin' Brands Group, Inc.	3,934	185,567
Hilton Worldwide Holdings, Inc.	22,503	506,768
Hyatt Hotels Corp., Class A *	5,862	290,110
Marriott International, Inc., Class A	6,943	494,203
Norwegian Cruise Line Holdings Ltd. *	6,786	375,198
Panera Bread Co., Class A *	1,035	211,999
Royal Caribbean Cruises Ltd.	7,309	600,434
Six Flags Entertainment Corp.	2,867	159,090
Starbucks Corp.	62,013	3,702,176
Starwood Hotels & Resorts Worldwide, Inc.	7,415	618,633
Vail Resorts, Inc.	1,428	190,924
Wendy's Co. (The)	10,789	117,492
Wyndham Worldwide Corp.	4,537	346,763
		9,600,899

Household Durables - 0.5%
CalAtlantic Group, Inc.	3,396	113,494
Garmin Ltd.	4,904	195,964
GoPro, Inc., Class A *	5,782	69,153
Harman International Industries, Inc.	3,060	272,463
Jarden Corp. *	9,008	531,022

14 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Leggett & Platt, Inc.	5,271	255,116
Mohawk Industries, Inc. *	2,816	537,575
Newell Rubbermaid, Inc.	11,439	506,633
PulteGroup, Inc.	12,549	234,792
Tempur Sealy International, Inc. *	2,322	141,154
Tupperware Brands Corp.	1,649	95,609
Whirlpool Corp.	3,357	605,401
		3,558,376

Household Products - 2.7%
Clorox Co. (The)	6,827	860,612
Colgate-Palmolive Co.	47,224	3,336,376
Kimberly-Clark Corp.	19,091	2,567,930
Procter & Gamble Co. (The)	141,205	11,622,583
		18,387,501

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	107,397	1,267,285
NRG Energy, Inc.	49,628	645,660
		1,912,945

Industrial Conglomerates - 3.9%
3M Co.	33,756	5,624,762
Carlisle Co.'s, Inc.	3,499	348,151
Danaher Corp.	33,433	3,171,454
General Electric Co.	519,677	16,520,532
Roper Technologies, Inc.	5,525	1,009,804
		26,674,703

Insurance - 3.0%
Aflac, Inc.	21,229	1,340,399
Alleghany Corp. *	816	404,899
American Financial Group, Inc.	3,928	276,413
American International Group, Inc.	58,875	3,182,194
American National Insurance Co.	1,031	119,081
Aon plc	14,706	1,536,042
Arch Capital Group Ltd. *	6,456	459,022
Arthur J. Gallagher & Co.	9,599	426,964
Assurant, Inc.	3,505	270,411
Brown & Brown, Inc.	5,859	209,752
Cincinnati Financial Corp.	8,585	561,116
Endurance Specialty Holdings Ltd.	3,479	227,318
Erie Indemnity Co., Class A	1,512	140,601
Genworth Financial, Inc., Class A *	22,053	60,205
Hanover Insurance Group, Inc. (The)	2,089	188,470
Hartford Financial Services Group, Inc. (The)	21,788	1,003,991
Lincoln National Corp.	12,787	501,250
Loews Corp.	15,447	591,002
Marsh & McLennan Cos., Inc.	28,644	1,741,269
Mercury General Corp.	1,186	65,823

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
MetLife, Inc.	47,152	2,071,859
Principal Financial Group, Inc.	15,952	629,306
Prudential Financial, Inc.	24,587	1,775,673
Reinsurance Group of America, Inc.	3,566	343,227
RenaissanceRe Holdings Ltd.	2,316	277,526
Unum Group	13,070	404,124
White Mountains Insurance Group Ltd.	219	175,769
Willis Towers Watson plc	7,265	862,065
XL Group plc	15,640	575,552
		20,421,323
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. *	16,764	9,951,781
Expedia, Inc.	5,709	615,545
HSN, Inc.	1,372	71,769
Netflix, Inc. *	17,932	1,833,188
Priceline Group, Inc. (The) *	2,128	2,742,907
TripAdvisor, Inc. *	5,382	357,903
Wayfair, Inc., Class A *	2,390	103,296
		15,676,389

Internet Software & Services - 5.2%
Akamai Technologies, Inc. *	6,272	348,535
Alphabet, Inc., Class A *	25,289	19,292,978
CoStar Group, Inc. *	1,214	228,438
eBay, Inc. *	40,709	971,317
Facebook, Inc., Class A *	102,536	11,699,358
IAC/InterActiveCorp	2,955	139,121
j2 Global, Inc.	1,733	106,718
Pandora Media, Inc. *	7,649	68,459
Rackspace Hosting, Inc. *	3,294	71,117
Twitter, Inc. *	20,390	337,455
VeriSign, Inc. *	3,545	313,874
Yahoo!, Inc. *	32,440	1,194,116
Yelp, Inc. *	2,492	49,541
Zillow Group, Inc., Class A *	6,149	157,107
		34,978,134

IT Services - 4.4%
Accenture plc, Class A	24,432	2,819,453
Alliance Data Systems Corp. *	2,084	458,480
Amdocs Ltd.	5,675	342,883
Automatic Data Processing, Inc.	15,967	1,432,400
Black Knight Financial Services, Inc., Class A *	1,265	39,253
Booz Allen Hamilton Holding Corp.	4,480	135,654
Broadridge Financial Solutions, Inc.	4,045	239,909
Cognizant Technology Solutions Corp., Class A *	22,630	1,418,901
Computer Sciences Corp.	5,133	176,524
CoreLogic, Inc. *	2,937	101,914
EPAM Systems, Inc. *	1,599	119,397
Euronet Worldwide, Inc. *	1,744	129,248

16 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Fidelity National Information Services, Inc.	11,842	749,717
Fiserv, Inc. *	8,425	864,236
Gartner, Inc. *	2,811	251,163
Genpact Ltd. *	5,577	151,639
Global Payments, Inc.	4,757	310,632
International Business Machines Corp.	32,587	4,935,301
Jack Henry & Associates, Inc.	2,903	245,507
Leidos Holdings, Inc.	2,407	121,120
MasterCard, Inc., Class A	36,746	3,472,497
MAXIMUS, Inc.	1,956	102,964
Paychex, Inc.	12,269	662,649
PayPal Holdings, Inc. *	42,453	1,638,686
Sabre Corp.	7,370	213,140
Syntel, Inc. *	1,087	54,274
Teradata Corp. *	4,567	119,838
Total System Services, Inc.	6,272	298,422
Vantiv, Inc., Class A *	7,128	384,057
Visa, Inc., Class A	89,251	6,825,916
Western Union Co. (The)	18,631	359,392
WEX, Inc. *	1,311	109,285
Xerox Corp.	32,869	366,818
		29,651,269

Leisure Products - 0.2%
Brunswick Corp.	3,869	185,635
Hasbro, Inc.	4,771	382,157
Mattel, Inc.	14,604	490,986
		1,058,778

Life Sciences - Tools & Services - 0.9%
Agilent Technologies, Inc.	13,625	542,956
Bio-Techne Corp.	1,350	127,602
Bruker Corp.	4,551	127,428
Charles River Laboratories International, Inc. *	1,720	130,617
Illumina, Inc. *	6,266	1,015,781
Mettler-Toledo International, Inc. *	1,140	393,027
PAREXEL International Corp. *	2,058	129,098
PerkinElmer, Inc.	4,715	233,204
Quintiles Transnational Holdings, Inc. *	3,354	218,345
Thermo Fisher Scientific, Inc.	16,843	2,384,800
VWR Corp. *	2,611	70,654
Waters Corp. *	3,452	455,388
		5,828,900

Machinery - 2.0%
AGCO Corp.	3,853	191,494
CLARCOR, Inc.	2,380	137,540
Colfax Corp. *	4,871	139,262
Crane Co.	2,279	122,747
Cummins, Inc.	9,443	1,038,163

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Deere & Co.	16,075	1,237,614
Donaldson Co., Inc.	7,262	231,730
Dover Corp.	8,568	551,180
Flowserve Corp.	7,162	318,064
Graco, Inc.	3,037	254,987
IDEX Corp.	4,186	346,936
Illinois Tool Works, Inc.	17,778	1,821,178
Ingersoll-Rand plc	14,203	880,728
ITT Corp.	4,942	182,310
Kennametal, Inc.	4,418	99,361
Lincoln Electric Holdings, Inc.	3,636	212,961
Middleby Corp. (The) *	3,274	349,565
Nordson Corp.	2,711	206,144
Oshkosh Corp.	4,008	163,807
PACCAR, Inc.	19,113	1,045,290
Parker-Hannifin Corp.	7,422	824,436
Pentair plc	10,093	547,646
Snap-on, Inc.	3,250	510,218
Stanley Black & Decker, Inc.	8,249	867,877
Timken Co. (The)	3,793	127,028
WABCO Holdings, Inc. *	2,974	317,980
Wabtec Corp.	5,100	404,379
Woodward, Inc.	3,053	158,817
Xylem, Inc.	9,868	403,601
		13,693,043

Media - 3.8%
AMC Networks, Inc., Class A *	3,070	199,366
Cablevision Systems Corp., Class A	11,685	385,605
CBS Corp., Class B	19,209	1,058,224
Charter Communications, Inc., Class A *	3,128	633,201
Cinemark Holdings, Inc.	4,114	147,405
Comcast Corp., Class A	105,319	6,432,885
DISH Network Corp., Class A *	19,344	894,853
Interpublic Group of Co.'s, Inc. (The)	17,337	397,884
John Wiley & Sons, Inc., Class A	2,444	119,487
Liberty Broadband Corp., Class A *	4,452	258,928
Liberty Media Corp., Class A *	11,910	460,083
Lions Gate Entertainment Corp.	5,512	120,437
Madison Square Garden Co. (The), Class A *	1,136	188,985
Omnicom Group, Inc.	10,560	878,909
Regal Entertainment Group, Class A	4,163	88,006
Scripps Networks Interactive, Inc., Class A	5,030	329,465
Sinclair Broadcast Group, Inc., Class A	4,010	123,307
Sirius XM Holdings, Inc. *	93,308	368,567
TEGNA, Inc.	9,162	214,941
Thomson Reuters Corp.	13,309	538,748
Time Warner Cable, Inc.	12,208	2,498,001
Time Warner, Inc.	32,086	2,327,839
Tribune Media Co., Class A	3,462	132,768

18 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Viacom, Inc., Class B	17,144	707,704
Walt Disney Co. (The)	64,996	6,454,753
		25,960,351

Metals & Mining - 0.3%
Compass Minerals International, Inc.	2,353	166,733
Nucor Corp.	22,227	1,051,337
Reliance Steel & Aluminum Co.	4,867	336,748
Steel Dynamics, Inc.	16,370	368,489
		1,923,307

Multi-Utilities - 1.9%
Alliant Energy Corp.	18,018	1,338,377
CenterPoint Energy, Inc.	65,150	1,362,938
CMS Energy Corp.	43,750	1,856,750
Consolidated Edison, Inc.	46,606	3,570,952
Sempra Energy	37,513	3,903,227
TECO Energy, Inc.	37,041	1,019,739
		13,051,983

Multiline Retail - 0.6%
Dollar Tree, Inc. *	10,050	828,723
J.C. Penney Co., Inc. *	11,515	127,356
Kohl's Corp.	8,160	380,338
Macy's, Inc.	13,704	604,210
Nordstrom, Inc.	5,330	304,929
Sears Holdings Corp. *	2,039	31,217
Target Corp.	25,801	2,122,906
		4,399,679

Oil, Gas & Consumable Fuels - 1.3%
Cheniere Energy Partners LP Holdings LLC	9,675	174,731
Cheniere Energy, Inc. *	38,527	1,303,368
Columbia Pipeline Group, Inc.	78,812	1,978,181
Golar LNG Ltd.	17,681	317,728
Oneok, Inc.	41,317	1,233,726
Spectra Energy Corp.	133,009	4,070,075
		9,077,809

Paper & Forest Products - 0.0%
Domtar Corp.	4,411	178,645

Personal Products - 0.4%
Coty, Inc., Class A	10,044	279,524
Edgewell Personal Care Co.	2,853	229,752
Estee Lauder Co.'s, Inc. (The), Class A	19,325	1,822,541
Herbalife Ltd. *	3,452	212,505
		2,544,322

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 19

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	72,037	4,601,724
Catalent, Inc. *	4,832	128,869
Eli Lilly & Co.	42,146	3,034,934
Impax Laboratories, Inc. *	2,493	79,826
Johnson & Johnson	119,550	12,935,310
Merck & Co., Inc.	120,346	6,367,507
Pfizer, Inc.	265,772	7,877,482
Zoetis, Inc.	19,665	871,749
		35,897,401

Professional Services - 0.3%
Dun & Bradstreet Corp. (The)	2,009	207,088
IHS, Inc., Class A *	3,686	457,654
Manpowergroup, Inc.	3,774	307,279
Robert Half International, Inc.	7,360	342,829
Verisk Analytics, Inc. *	8,956	715,763
		2,030,613

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A *	16,516	475,991
Howard Hughes Corp. (The) *	2,091	221,416
Jones Lang LaSalle, Inc.	2,464	289,076
Realogy Holdings Corp. *	8,052	290,758
		1,277,241

Road & Rail - 0.5%
AMERCO	354	126,488
Avis Budget Group, Inc. *	5,455	149,249
Genesee & Wyoming, Inc., Class A *	3,045	190,921
JB Hunt Transport Services, Inc.	4,882	411,260
Kansas City Southern	6,100	521,245
Landstar System, Inc.	2,345	151,510
Norfolk Southern Corp.	16,513	1,374,707
Old Dominion Freight Line, Inc. *	3,856	268,455
Ryder System, Inc.	2,963	191,943
		3,385,778

Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	11,480	679,501
Applied Materials, Inc.	41,868	886,764
Atmel Corp.	13,109	106,445
Broadcom Ltd.	13,989	2,161,301
Cavium, Inc. *	1,726	105,562
First Solar, Inc. *	2,727	186,718
Integrated Device Technology, Inc. *	4,755	97,192
Intel Corp.	176,569	5,712,007
KLA-Tencor Corp.	5,770	420,114
Lam Research Corp.	5,888	486,349
Marvell Technology Group Ltd.	16,034	165,311

20 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Microchip Technology, Inc.	7,494	361,211
NVIDIA Corp.	18,936	674,690
ON Semiconductor Corp. *	15,670	150,275
QUALCOMM, Inc.	55,574	2,842,054
Skyworks Solutions, Inc.	7,059	549,896
Teradyne, Inc.	6,599	142,472
Texas Instruments, Inc.	37,312	2,142,455
		17,870,317

Software - 4.7%
Adobe Systems, Inc. *	18,155	1,702,939
ANSYS, Inc. *	3,258	291,461
Autodesk, Inc. *	8,425	491,262
CA, Inc.	11,623	357,872
Cadence Design Systems, Inc. *	11,265	265,629
CDK Global, Inc.	5,656	263,287
Citrix Systems, Inc. *	5,305	416,867
Electronic Arts, Inc. *	11,215	741,424
Fair Isaac Corp.	1,150	122,003
Fortinet, Inc. *	4,881	149,505
Intuit, Inc.	9,096	946,075
Manhattan Associates, Inc. *	2,687	152,810
Microsoft Corp.	285,451	15,765,459
NetSuite, Inc. *	1,591	108,968
Nuance Communications, Inc. *	9,911	185,237
Oracle Corp.	114,753	4,694,545
Proofpoint, Inc. *	1,353	72,764
PTC, Inc. *	3,788	125,610
Qlik Technologies, Inc. *	2,737	79,154
Salesforce.com, Inc. *	23,534	1,737,515
ServiceNow, Inc. *	5,611	343,281
Splunk, Inc. *	4,750	232,417
SS&C Technologies Holdings, Inc.	2,966	188,104
Symantec Corp.	25,895	475,950
Synopsys, Inc. *	5,330	258,185
Take-Two Interactive Software, Inc. *	2,675	100,767
Ultimate Software Group, Inc. (The) *	932	180,342
Verint Systems, Inc. *	2,098	70,031
VMware, Inc., Class A *	10,163	531,626
Workday, Inc., Class A *	6,918	531,579
		31,582,668

Specialty Retail - 3.0%
Advance Auto Parts, Inc.	3,093	495,932
American Eagle Outfitters, Inc.	6,820	113,689
AutoNation, Inc. *	3,253	151,850
Bed Bath & Beyond, Inc. *	6,755	335,318
Best Buy Co., Inc.	11,947	387,561
Burlington Stores, Inc. *	3,044	171,195
CarMax, Inc. *	8,108	414,319

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 21

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
CST Brands, Inc.	2,924	111,960
Foot Locker, Inc.	5,856	377,712
GameStop Corp., Class A	4,417	140,151
Gap, Inc. (The)	9,668	284,239
GNC Holdings, Inc., Class A	2,955	93,821
Home Depot, Inc. (The)	54,812	7,313,565
Lithia Motors, Inc., Class A	961	83,924
Lowe's Co.'s, Inc.	39,385	2,983,414
Michaels Cos., Inc. (The) *	3,288	91,965
O'Reilly Automotive, Inc. *	4,085	1,117,901
Office Depot, Inc. *	22,166	157,379
Penske Automotive Group, Inc.	1,934	73,299
Restoration Hardware Holdings, Inc. *	1,291	54,093
Ross Stores, Inc.	17,065	988,063
Sally Beauty Holdings, Inc. *	6,291	203,703
Signet Jewelers Ltd.	3,350	415,500
Staples, Inc.	25,415	280,327
Tiffany & Co.	4,794	351,784
TJX Co.'s, Inc. (The)	27,159	2,127,908
Tractor Supply Co.	5,776	522,497
Ulta Salon, Cosmetics & Fragrance, Inc. *	2,564	496,749
Williams-Sonoma, Inc.	3,448	188,744
		20,528,562

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	195,241	21,279,317
EMC Corp.	72,109	1,921,705
HP, Inc.	64,242	791,461
NCR Corp. *	5,766	172,576
NetApp, Inc.	10,676	291,348
SanDisk Corp.	7,464	567,861
Seagate Technology plc	10,919	376,159
Western Digital Corp.	8,619	407,162
		25,807,589

Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	2,098	221,087
Coach, Inc.	11,932	478,354
Columbia Sportswear Co.	1,158	69,584
Hanesbrands, Inc.	16,771	475,290
Kate Spade & Co. *	5,485	139,977
lululemon athletica, Inc. *	4,491	304,086
Michael Kors Holdings Ltd. *	7,753	441,611
NIKE, Inc., Class B	72,980	4,486,081
PVH Corp.	3,529	349,583
Skechers U.S.A., Inc., Class A *	6,626	201,762
Under Armour, Inc., Class A *	9,286	787,731
VF Corp.	14,827	960,196
		8,915,342

22 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. *	16,458	126,233
New York Community Bancorp, Inc.	25,989	413,225
TFS Financial Corp.	3,483	60,500
		599,958

Trading Companies & Distributors - 0.4%
Air Lease Corp.	5,332	171,264
Fastenal Co.	15,985	783,265
HD Supply Holdings, Inc. *	11,106	367,275
MSC Industrial Direct Co., Inc., Class A	3,360	256,402
United Rentals, Inc. *	4,733	294,345
W.W. Grainger, Inc.	3,090	721,299
		2,593,850
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Corp.	4,326	291,745

Water Utilities - 0.4%
American Water Works Co., Inc.	28,220	1,945,205
Aqua America, Inc.	27,920	888,414
		2,833,619

Wireless Telecommunication Services - 0.1%
Sprint Corp. *	22,553	78,484
T-Mobile US, Inc. *	10,671	408,699
Telephone & Data Systems, Inc.	3,051	91,805
United States Cellular Corp. *	782	35,730
		614,718

Total Common Stocks (Cost $600,382,571)		675,607,844
	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.5%
State Street Bank Time Deposit, 0.278%, 4/1/16	3,274,165	3,274,165

Total Time Deposit (Cost $3,274,165)		3,274,165

TOTAL INVESTMENTS (Cost $603,656,736) - 100.0%		678,882,009
Other assets and liabilities, net - 0.0%		(49,153)
NET ASSETS - 100.0%		$678,832,856
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 23

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) This security was valued under the direction of the Board of Directors. See Note A.

Abbreviations:
CVR: Contingent Value Rights
LLC: Limited Liability Corporation
LP: Limited Partnership
Ltd.: Limited
plc: Public Limited Company
See notes to financial statements.

24 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $603,656,736) - see accompanying schedule	$678,882,009
Cash	4,786
Receivable for shares sold	1,462,480
Dividends and interest receivable	698,912
Directors' deferred compensation plan	363,289
Receivable from Calvert Investment Management, Inc.	11,923
Total assets	681,423,399

LIABILITIES
Payable for securities purchased	964,228
Payable for shares redeemed	1,069,198
Payable to Calvert Investment Distributors, Inc.	94,556
Payable to Calvert Investment Administrative Services, Inc.	61,991
Payable to Calvert Investment Services, Inc.	2,359
Directors' deferred compensation plan	363,289
Accrued expenses and other liabilities	34,922
Total liabilities	2,590,543
NET ASSETS	$678,832,856

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock, with 250,000,000 shares of $0.01 par value shares authorized:
Class A: 16,588,779 shares outstanding	$232,953,321
Class C: 2,473,392 shares outstanding	37,389,482
Class I: 17,226,606 shares outstanding	300,638,836
Class Y: 1,830,536 shares outstanding	27,365,956
Undistributed net investment income	3,418,587
Accumulated net realized gain (loss)	1,841,401
Net unrealized appreciation (depreciation)	75,225,273
NET ASSETS	$678,832,856

NET ASSET VALUE PER SHARE
Class A (based on net assets of $293,369,775)	$17.68
Class C (based on net assets of $41,362,424)	$16.72
Class I (based on net assets of $311,684,454)	$18.09
Class Y (based on net assets of $32,416,203)	$17.71

See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 25

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $3,990)	$6,523,638
Interest income	3,472
Total investment income	6,527,110

Expenses:
Investment advisory fee	467,686
Administrative fees	390,530
Transfer agency fees and expenses	169,669
Distribution Plan expenses:
Class A	353,857
Class C	194,657
Directors' fees and expenses	25,073
Accounting fees	54,096
Custodian fees	53,550
Professional fees	21,573
Registration fees	48,779
Reports to shareholders	21,072
Miscellaneous	17,072
Total expenses	1,817,614
Reimbursement from Advisor:
Class A	(221,734)
Class C	(42,517)
Class I	(192,175)
Class Y	(21,097)
Administrative fees waived	(26,880)
Net expenses	1,313,211
NET INVESTMENT INCOME	5,213,899

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	5,229,650

Change in unrealized appreciation (depreciation)	24,176,550

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	29,406,200

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,620,099

See notes to financial statements.

26 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2016(Unaudited)	YEAR ENDED SEPTEMBER 30, 2015
Operations:
Net investment income	$5,213,899	$6,152,719
Net realized gain (loss)	5,229,650	37,846,698
Change in unrealized appreciation (depreciation)	24,176,550	(47,198,198)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	34,620,099	(3,198,781)

Distributions to shareholders from:
Net investment income:
Class A shares	(2,951,772)	(1,663,187)
Class B shares (a)	—	(215)
Class C shares	(194,986)	(43,036)
Class I shares	(3,977,636)	(1,367,790)
Class Y shares	(277,391)	(104,408)
Net realized gain:
Class A shares	(17,083,274)	(5,942,369)
Class B shares (a)	—	(40,990)
Class C shares	(2,440,131)	(781,177)
Class I shares	(16,343,727)	(3,502,922)
Class Y shares	(1,224,825)	(209,696)
Total distributions	(44,493,742)	(13,655,790)

Capital share transactions:
Shares sold:
Class A shares (b)	44,749,826	93,258,701
Class B shares (a)	—	12,319
Class C shares	6,866,212	15,743,383
Class I shares	133,223,185	100,348,705
Class Y shares	18,191,002	12,422,171
Reinvestment of distributions:
Class A shares	18,496,824	7,110,855
Class B shares (a)	—	37,436
Class C shares	1,979,121	603,576
Class I shares	19,969,479	4,814,417
Class Y shares	1,485,355	305,214
Redemption fees:
Class A shares	—	1,100
Class C shares	—	20
Class I shares	—	1
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 27

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

INCREASE (DECREASE) IN NET ASSETS - CONT’D	SIX MONTHS ENDED MARCH 31, 2016(Unaudited)	YEAR ENDED SEPTEMBER 30, 2015
Shares redeemed:
Class A shares	($35,537,378)	($36,843,349)
Class B shares (a)(b)	—	(1,651,835)
Class C shares	(3,297,276)	(4,410,421)
Class I shares	(22,155,945)	(34,841,944)
Class Y shares	(4,021,847)	(1,667,026)
Total capital share transactions	179,948,558	155,243,323

TOTAL INCREASE (DECREASE) IN NET ASSETS	170,074,915	138,388,752

NET ASSETS
Beginning of period	508,757,941	370,369,189
End of period (including undistributed net investment income of $3,418,587 and $5,606,473, respectively)	$678,832,856	$508,757,941

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares (c)	2,533,351	4,914,803
Class B shares (a)	—	687
Class C shares	410,524	871,728
Class I shares	7,207,120	5,148,569
Class Y shares	1,058,751	651,718
Reinvestment of distributions:
Class A shares	1,030,313	378,304
Class B shares (a)	—	2,112
Class C shares	116,880	33,947
Class I shares	1,085,395	250,294
Class Y shares	82,513	16,138
Shares redeemed:
Class A shares	(2,038,203)	(1,944,756)
Class B shares (a)(c)	—	(90,355)
Class C shares	(199,455)	(245,985)
Class I shares	(1,227,145)	(1,786,991)
Class Y shares	(225,253)	(87,596)
Total capital share activity	9,834,791	8,112,617

(a) Class B Shares were converted into Class A Shares at the close of business on April 20, 2015.
(b) Amounts include $1,291,167 of share transactions that were redeemed from Class B shares and converted into Class A shares at the close of business on April 20, 2015.
(c) Amount includes 70,402 shares redeemed from Class B shares and 66,796 shares purchased into Class A shares at the close of business on April 20, 2015.
See notes to financial statements.

28 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert U.S. Large Cap Core Responsible Index Fund (the "Fund"), a series of the Responsible Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Calvert Responsible Index Series, Inc. is comprised of five separate series.  The operations of each series are accounted for separately.  The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
The Fund offers four classes of shares of capital stock - Classes A, C, I, and Y. The Fund also offered Class B shares; however, all Class B shares were converted to Class A shares effective April 20, 2015 and are no longer available. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $100,000. The $100,000 minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common stock securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 29

traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At March 31, 2016, securities valued at $5,840, or 0.0% of net assets, were fair valued in good faith under the direction of the Board.
The following table summarizes the market value of the Fund's holdings as of March 31, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$675,602,004	$5,840	$—	$675,607,844
Time Deposit	—	3,274,165	—	3,274,165

TOTAL	$675,602,004	$3,280,005		$678,882,009

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
There were no transfers between levels during the period.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

30 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Redemption Fees: The Fund charged a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee was accounted for as an addition to paid-in capital. This fee was eliminated effective February 2, 2015.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.15%, of the Fund’s average daily net assets.
The Advisor has contractually agreed to limit net annual Fund operating expenses through January 31, 2017. The contractual expense caps are 0.54%, 1.29%, 0.19%, and 0.29% for Class A, C, I, and Y, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, based on the Fund’s average daily net assets.
For the period October 1, 2015 to January 31, 2016, the administrative fee was 0.15% for Class A, C and Y and 0.10% for Class I. CIAS and the Fund entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for all classes of the Fund commencing on February 1, 2016. CIAS voluntarily waived 0.03% (the amount of the administrative fee above 0.12%) for Class A, C and Y shares of the Fund for the period from December 1, 2015 through January 31, 2016. CIAS has also contractually agreed to waive 0.02% for Class I shares of the Fund (the difference between the previous administrative fee and the new 0.12% fee) from February 1, 2016 through January 31, 2018. During the six-month period ended March 31, 2016, CIAS voluntarily waived $17,356.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed 0.25% and 1.00% annually of average daily net assets of Class A and C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly, of 0.25% and 1.00% of the Fund’s average daily net assets of Class A and C, respectively. Class I and Class Y shares do not have Distribution Plan expenses.
CID received $56,049 as its portion of commissions charged on sales of the Fund’s Class A shares for the period ended March 31, 2016.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Fund. For its services, CIS received a fee of $21,546 for the period ended March 31, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 31

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $52,000 plus a meeting fee of up to $3,000 for each Board meeting attended. Additional fees of $6,000 annually may be paid to the Committee chairs ($10,000 for the Board Chair and the Special Equities Committee chair) and $2,500 annually may be paid to Committee members, plus a Committee meeting fee of $500 for each Committee meeting attended. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Obligations of the Plan will be paid solely out of the Fund’s assets. Directors’ fees are allocated to each of the funds served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $253,805,595 and $105,542,814, respectively.
As of March 31, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$91,594,891
Unrealized (depreciation)	(20,475,577)
Net unrealized appreciation (depreciation)	$71,119,314
Federal income tax cost of investments	$607,762,695
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2016.
For the six months ended March 31, 2016, borrowing information by the Fund under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$82,986	1.42%	$3,103,998	December 2015
NOTE E — SUBSEQUENT EVENTS
In preparing the financial statements as of March 31, 2016, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

32 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS A SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013 (a)	September 30, 2012 (a)	September 30, 2011 (a)
Net asset value, beginning	$17.90	$18.30	$15.90	$13.27	$10.35	$10.48
Income from investment operations:
Net investment income	0.14	0.23	0.18	0.17	0.13	0.09
Net realized and unrealized gain (loss)	0.94	(0.01)	2.73	2.61	2.89	(0.14)
Total from investment operations	1.08	0.22	2.91	2.78	3.02	(0.05)
Distributions from:
Net investment income	(0.18)	(0.13)	(0.14)	(0.15)	(0.10)	(0.08)
Net realized gain	(1.12)	(0.49)	(0.37)	—	—	—
Total distributions	(1.30)	(0.62)	(0.51)	(0.15)	(0.10)	(0.08)
Total increase (decrease) in net asset value	(0.22)	(0.40)	2.40	2.63	2.92	(0.13)
Net asset value, ending	$17.68	$17.90	$18.30	$15.90	$13.27	$10.35
Total return (b)	5.96%	1.06%	18.65%	21.16%	29.36%	(0.57%)
Ratios to average net assets: (c)
Net investment income	1.55%(d)	1.21%	1.02%	1.15%	1.03%	0.81%
Total expenses	0.71%(d)	0.77%	0.87%	1.02%	1.11%	0.99%
Net expenses	0.54%(d)	0.68%	0.75%	0.75%	0.75%	0.75%
Portfolio turnover	17%	33%	8%	14%	7%	8%
Net assets, ending (in thousands)	$293,370	$269,684	$214,427	$149,738	$97,904	$71,741

(a) Per share figures are calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Annualized.
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 33

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS C SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013 (a)	September 30, 2012 (a)	September 30, 2011 (a)
Net asset value, beginning	$16.97	$17.41	$15.15	$12.65	$9.87	$10.03
Income from investment operations:
Net investment income (loss)	0.07	0.08	0.03	0.03	0.01	(0.02)
Net realized and unrealized gain (loss)	0.88	—(b)	2.62	2.50	2.77	(0.14)
Total from investment operations	0.95	0.08	2.65	2.53	2.78	(0.16)
Distributions from:
Net investment income	(0.08)	(0.03)	(0.02)	(0.03)	—	—
Net realized gain	(1.12)	(0.49)	(0.37)	—	—	—
Total distributions	(1.20)	(0.52)	(0.39)	(0.03)	—	—
Total increase (decrease) in net asset value	(0.25)	(0.44)	2.26	2.50	2.78	(0.16)
Net asset value, ending	$16.72	$16.97	$17.41	$15.15	$12.65	$9.87
Total return (c)	5.53%	0.30%	17.75%	20.02%	28.17%	(1.60%)
Ratios to average net assets: (d)
Net investment income (loss)	0.80%(e)	0.45%	0.19%	0.25%	0.04%	(0.19%)
Total expenses	1.52%(e)	1.57%	1.61%	1.77%	1.89%	1.95%
Net expenses	1.29%(e)	1.44%	1.57%	1.65%	1.74%	1.75%
Portfolio turnover	17%	33%	8%	14%	7%	8%
Net assets, ending (in thousands)	$41,362	$36,398	$25,864	$15,259	$9,958	$6,098

(a) Per share figures are calculated using the Average Shares Method.
(b) Amount is less than $0.01 per share.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

34 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS I SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013 (a)	September 30, 2012 (a)	September 30, 2011 (a)
Net asset value, beginning	$18.33	$18.69	$16.20	$13.48	$10.52	$10.65
Income from investment operations:
Net investment income	0.17	0.33	0.27	0.25	0.19	0.16
Net realized and unrealized gain (loss)	0.97	(0.01)	2.81	2.64	2.95	(0.15)
Total from investment operations	1.14	0.32	3.08	2.89	3.14	0.01
Distributions from:
Net investment income	(0.26)	(0.19)	(0.22)	(0.17)	(0.18)	(0.14)
Net realized gain	(1.12)	(0.49)	(0.37)	—	—	—
Total distributions	(1.38)	(0.68)	(0.59)	(0.17)	(0.18)	(0.14)
Total increase (decrease) in net asset value	(0.24)	(0.36)	2.49	2.72	2.96	(0.13)
Net asset value, ending	$18.09	$18.33	$18.69	$16.20	$13.48	$10.52
Total return (b)	6.14%	1.54%	19.39%	21.76%	30.11%	(0.06%)
Ratios to average net assets: (c)
Net investment income	1.90%(d)	1.69%	1.56%	1.70%	1.57%	1.35%
Total expenses	0.33%(d)	0.36%	0.37%	0.46%	0.51%	0.52%
Net expenses	0.19%(d)	0.20%	0.21%	0.21%	0.21%	0.21%
Portfolio turnover	17%	33%	8%	14%	7%	8%
Net assets, ending (in thousands)	$311,684	$186,257	$122,405	$66,818	$41,249	$26,741

(a) Per share figures are calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Annualized.
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 35

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS Y SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013 (a)	September 30, 2012 (a)(b)
Net asset value, beginning	$17.95	$18.40	$16.01	$13.27	$12.42
Income from investment operations:
Net investment income	0.16	0.27	0.21	0.19	0.03
Net realized and unrealized gain (loss)	0.95	(0.01)	2.70	2.63	0.82
Total from investment operations	1.11	0.26	2.91	2.82	0.85
Distributions from:
Net investment income	(0.23)	(0.22)	(0.15)	(0.08)	—
Net realized gain	(1.12)	(0.49)	(0.37)	—	—
Total distributions	(1.35)	(0.71)	(0.52)	(0.08)	—
Total increase (decrease) in net asset value	(0.24)	(0.45)	2.39	2.74	0.85
Net asset value, ending	$17.71	$17.95	$18.40	$16.01	$13.27
Total return (c)	6.13%	1.24%	18.51%	21.34%	6.84%
Ratios to average net assets: (d)
Net investment income	1.83%(e)	1.43%	1.14%	1.29%	1.16%(e)
Total expenses	0.49%(e)	0.62%	0.65%	0.72%	0.86%(e)
Net expenses	0.29%(e)	0.46%	0.60%	0.60%	0.60%(e)
Portfolio turnover	17%	33%	8%	14%	7%
Net assets, ending (in thousands)	$32,416	$16,419	$6,151	$23,218	$12,589

(a) Per share figures are calculated using the Average Shares Method.
(b) From July 13, 2012 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

36 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

PROXY VOTING
The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BASIS FOR BOARD'S APPROVAL OF INVESTMENT ADVISORY CONTRACT
At a meeting held on December 8, 2015, the Board of Directors, and by a separate vote, the disinterested Directors, approved the continuance of the Investment Advisory Agreement between the Calvert Responsible Index Series, Inc. and the Advisor with respect to the Fund.
In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Directors reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund’s investment performance, expenses and fees to comparable mutual funds.
The disinterested Directors were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement. Prior to voting, the disinterested Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.
In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor’s financial condition; the level and method of computing the Fund’s advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the allocation of the Fund’s brokerage, including the Advisor’s process for monitoring “best execution”; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.
In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Directors’ meetings, discussions and other reports. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Board considered the Advisor’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board also took into account the responsible investing research and analysis provided by the Advisor to the Fund. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board took into consideration, among other factors, the effectiveness of the Fund’s and Advisor’s processes, policies and procedures and the Advisor’s personnel. The Board also took into account, among other items, periodic reports received from the Advisor over the past year concerning the Advisor’s ongoing review and enhancement of certain processes, policies and procedures of the Fund and the Advisor. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 37

financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer universe by an independent third party in its report. This comparison indicated that the Fund performed above the median of its peer universe for the one-, three- and five-year periods ended June 30, 2015. The data also indicated that the Fund outperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2015. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of funds with similar objectives and to relevant indices.
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with various comparative data for the funds in its peer group. Among other findings, the data indicated that the Fund’s advisory fee (after taking into account waivers and/or reimbursements) was below the median of its peer group and total expenses (net of waivers and/or reimbursements) were above the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Fund’s peer group. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for the Fund and that the Advisor was reimbursing a portion of the Fund’s expenses. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses, including the cost of providing the responsible investing research and analysis provided by the Advisor. The Board noted that the Fund’s administrator had agreed to implement an administrative fee change effective December 1, 2015, which is expected to reduce the administrative fee paid by certain classes of shares; however, the impact of the fee change is not yet reflected in the Fund’s total expenses. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered.
The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund’s Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide services to the Fund. The Board noted that the Advisor was reimbursing a portion of the Fund’s expenses. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Fund. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with the Fund was reasonable.
The Board considered the effect of the Fund’s current size and its potential growth on its performance and expenses. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
In reapproving the Investment Advisory Agreement, the Board, including the disinterested Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Conclusions
The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) the Fund’s performance is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund’s advisory fee is reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

38 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND	CALVERT’S FAMILY OF FUNDS
To Open an Account
800-368-2748
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Registered Mail
Calvert Investments
c/o BFDS,
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105
Web Site
calvert.com
Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Large Cap Core Portfolio
Equity Portfolio
Global Value Fund
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Global Equity Income Fund
Emerging Markets Equity Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

Printed on recycled paper using soy inks.

Calvert U.S. Large Cap Growth Responsible Index Fund

Semi-Annual Report March 31, 2016 E-Delivery Sign-Up — Details Inside

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to calvert.com. If you already have an online account at Calvert, click on Login, to access your Account, and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

1	President’s Letter
2	Portfolio Management Discussion
5	Understanding Your Fund’s Expenses
6	Schedule of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statements of Changes in Net Assets
24	Notes to Financial Statements
28	Financial Highlights
32	Proxy Voting
32	Availability of Quarterly Portfolio Holdings
32	Basis for Board’s Approval of Investment Advisory Contract

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
Historically, environmental and social initiatives have been accomplished through the singular passage of legislation designed to remediate the impact of one significant influence on a singular populace. Commencing with the anti-deforestation efforts in 1842, followed by environmental legislation in industrialized nations to regulate smoke pollution in 1863, arguably, a predecessor to the ubiquitous stop smoking campaigns of today; the previous approach, put forth largely by developed nations, served to the benefit of their citizens and not the rest of the Earth's populace - the majority.
However, the year of 2015 marked a dynamic and exciting shift in the resolution of contemporary environmental and social causes - global leaders from all facets of society, collectively, took action to create global policy platforms with far reaching agendas designed to accelerate our global society's evolution towards a more sustainable and inclusive state. The Pope's Encyclical, issued June 18, 2015, called for the establishment of a new partnership between science and religion to combat human-driven climate change. The United Nations formalized the United Nations Sustainable Development Goals, which included seventeen Sustainable Development Goals (SDGs) geared towards dramatically reducing poverty, fighting inequality and injustice, and tackling climate change by 2030. The COP 21 (Conference of Parties to the 21 session of the United Nations Framework Convention on Climate Change) introduced a historic agreement to combat climate change and accelerate both the action and investment needed for a sustainable low carbon future. Indeed, these are a mere few examples of the broad reaching directives recently initiated in order to encourage action and stress accountability.
Additionally, and importantly, resolution has not only been limited to direct impact policy changes, but also by investors’ behavior and preference. Recognizing the demand by investors to be influencers of change through their capital allocations, the United States Department of Labor (“DOL”) issued Interpretive Bulletin (“IB”) 2015-01 in October of 2015. This bulletin updated and clarified the DOL’s position on how fiduciary investors may best utilize knowledge of a prospective investment’s key environmental, social and governance indicators when making investment decisions for retirement plans. Essentially, the DOL has created a platform that allows fiduciaries to utilize ESG information in their investment decisions regarding a variety of retirement assets, including, but not limited to, IRA accounts; 401(K) accounts; and retirement accounts monitored by a company or union. This legislation is a powerful and fundamental change, especially given- retirement assets represent over $24 trillion and, thus if purposefully directed, may effect meaningful impact. IB 2015-01 is an exciting development in the world of socially responsible investing as it will provide access to vast amounts of capital that can be used to encourage and facilitate better corporate practices.
Change is here. Our challenge, collectively as socially conscious investors, will be to maintain its momentum and focus. Through your investment in the Calvert Funds you are engaged and influential in this movement. By allocating capital only to the best environmentally and socially governed corporations, we-alongside you, encourage good corporate citizenry. Our shareholder advocacy efforts, which fundamentally represent you as a shareholder, consistently monitor and challenge poor corporate policy, thus effecting positive outcomes. Through your support, we are able to partner with academics and industry renowned technicians to produce innovative research that will help to provide both better ESG investment solutions and a more lasting impact.
This is an exciting time and we at Calvert appreciate servicing you, as fund shareholders, and look forward to the future together as we navigate the waters of progress.
Respectfully,
John Streur
May 2016

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 1

PORTFOLIO MANAGEMENT DISCUSSION

Laurie Webster, CFA V.P. Investment Operations and Indexing	Dale R. Stout, CFA Index Portfolio Manager and Senior Analyst
Lise Bernhard Director Investment Operations and Indexing
Market Review
Equity markets rose for the six-month period ending from September 30, 2015 through March 31, 2016 with the Russell 1000 Index up 7.7%, the MSCI EAFE up 1.6% and Russell 2000 up 2.0%. The positive returns masked the market volatility that played out over the period. Markets fell sharply at different points over the six months over concerns of global economic weaknesses, falling commodity prices, and implications of plunging oil prices as oil prices sank below $40/barrel, and rallied on Chinese stimulus, more easing from Central banks globally and dovish comments from the Fed after raising the target range for the federal funds rate after seven years of a zero interest-rate policy. The U.S. continues to be bright spot as compared to the rest of the world as strong macroeconomic data highlighted healthy labor markets and improving consumer sentiment.
By the end of the first quarter of 2016, the Fed’s incrementally cautious outlook triggered a decline in the U.S. dollar, which provided a further lift to commodity prices, including oil, which rebounded in lock-step with equity markets. Emerging markets (EM) similarly benefited from the weaker dollar while economic data for China showed signs of stabilization during the first quarter, enabling EM stocks to rebound. On the other hand, additional monetary easing by the European Central Bank and Bank of Japan was eventually met by investor skepticism as European and Japanese equities continued to struggle.
Market Outlook
We remain constructive on the U.S. economy over the medium-to-long-run, but are taking a more cautious approach to equity markets in the near-term. With equity valuations above historical averages, markets are more vulnerable to shocks from some of the negative catalysts currently in the global economy, such as slowing growth in China and increased geopolitical risk. Continued economic growth in the United States should allow the Fed to continue on its tightening path, though policy will likely remain very accommodative. This contrasts with other global central banks which remain in easing mode to battle weaker economies and currencies. As U.S. policy diverges further from the rest of the world, global market volatility will likely remain elevated.

Laurie Webster, CFA	Dale R. Stout, CFA

Lise Bernhard
Calvert Investment Management, Inc.
May 2016

2 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
MARCH 31, 2016

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Information Technology	32.1%
Consumer Discretionary	19.1%
Health Care	18.8%
Industrials	9.7%
Consumer Staples	9.4%
Financials	5.5%
Materials	3.0%
Utilities	1.0%
Energy	0.9%
Short-Term Investments	0.3%
Telecommunication Services	0.2%
Total	100%

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
MARCH 31, 2016

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV)
	6 MONTHS ENDED 3/31/16	SINCE INCEPTION 6/19/2015 THROUGH 3/31/16
Class A	6.34%	-1.37%
Class C	5.97%	-1.92%
Class I	6.51%	-1.11%
Class Y	6.49%	-1.18%
Calvert U.S. Large Cap Growth Responsible Index	6.71%	-0.97%
Russell 1000 Growth Index	8.11%	0.15%
Lipper Large-Cap Growth Funds Average	4.45%	NA

Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charges.

TEN LARGEST STOCK HOLDINGS		% OF NET ASSETS
Apple, Inc.		6.3%
Alphabet, Inc., Class A		5.7%
Facebook, Inc., Class A		3.5%
Microsoft Corp.		2.4%
Home Depot, Inc. (The)		2.2%
Visa, Inc., Class A		2.0%
Johnson & Johnson		1.7%
Gilead Sciences, Inc.		1.6%
Amazon.com, Inc.		1.6%
Amgen, Inc.		1.5%
Total		28.5%

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 3

Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results shown are for Class A shares, reflect the deduction of the maximum front-end Class A sales charge of 4.75%, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The value of an investment in a different share class would be different.

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
MARCH 31, 2016
TOTAL RETURNS	Ticker Symbol	Since Inception (6/19/2015)
Class A (with max. load)	CGJAX	-6.07%
Class C (with max. load)	CGJCX	-2.91%
Class I	CGJIX	-1.11%
Class Y	CGJYX	-1.18%
Calvert U.S. Large Cap Growth Responsible Index		-0.97%
Russell 1000 Growth Index		0.15%
Lipper Large-Cap Growth Funds Average		NA

All performance data shown in the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions, and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data, including most recent month-end, visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 7.82%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

4 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

UNDERSTANDING YOUR FUND’S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
The fund may charge an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/15	ENDING ACCOUNT VALUE 3/31/16	EXPENSES PAID DURING PERIOD* 10/1/15 - 3/31/16
Class A
Actual	0.57%	$1,000.00	$1,063.40	$2.94
Hypothetical (5% return per year before expenses)	0.57%	$1,000.00	$1,022.15	$2.88
Class C
Actual	1.32%	$1,000.00	$1,059.70	$6.80
Hypothetical (5% return per year before expenses)	1.32%	$1,000.00	$1,018.40	$6.66
Class I
Actual	0.22%	$1,000.00	$1,065.10	$1.14
Hypothetical (5% return per year before expenses)	0.22%	$1,000.00	$1,023.90	$1.11
Class Y
Actual	0.32%	$1,000.00	$1,064.90	$1.65
Hypothetical (5% return per year before expenses)	0.32%	$1,000.00	$1,023.40	$1.62

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 5

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.8%
Aerospace & Defense - 0.5%
HEICO Corp.	368	22,128
Hexcel Corp.	506	22,117
Rockwell Collins, Inc.	640	59,014
Spirit AeroSystems Holdings, Inc., Class A *	749	33,975
TransDigm Group, Inc. *	424	93,424
		230,658

Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	626	46,468
Expeditors International of Washington, Inc.	1,006	49,103
United Parcel Service, Inc., Class B	3,889	410,173
XPO Logistics, Inc. *	399	12,249
		517,993

Airlines - 1.1%
Alaska Air Group, Inc.	730	59,874
Delta Air Lines, Inc.	2,222	108,167
JetBlue Airways Corp. *	2,707	57,172
Southwest Airlines Co.	5,406	242,189
Spirit Airlines, Inc. *	299	14,346
		481,748

Auto Components - 0.3%
Delphi Automotive plc	956	71,719
Lear Corp.	163	18,121
Visteon Corp.	206	16,395
		106,235

Automobiles - 0.3%
Harley-Davidson, Inc.	296	15,194
Tesla Motors, Inc. *	535	122,927
Thor Industries, Inc.	94	5,994
		144,115

Banks - 0.7%
Bank of Hawaii Corp.	102	6,964
Bank of the Ozarks, Inc.	737	30,932
BankUnited, Inc.	311	10,711
Commerce Bancshares, Inc.	220	9,889
East West Bancorp, Inc.	433	14,064
First Republic Bank	691	46,048
Home BancShares, Inc.	345	14,128
Investors Bancorp, Inc.	1,165	13,561
PrivateBancorp, Inc.	395	15,247
Signature Bank *	458	62,343

6 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
SVB Financial Group *	308	31,431
Synovus Financial Corp.	388	11,217
Webster Financial Corp.	210	7,539
Western Alliance Bancorp *	826	27,572
		301,646

Beverages - 2.8%
Coca-Cola Co. (The)	12,158	564,010
Coca-Cola Enterprises, Inc.	711	36,076
Dr Pepper Snapple Group, Inc.	868	77,617
PepsiCo, Inc.	4,984	510,760
		1,188,463

Biotechnology - 7.5%
AbbVie, Inc.	5,186	296,224
Agios Pharmaceuticals, Inc. *	33	1,340
Alexion Pharmaceuticals, Inc. *	1,223	170,266
Alnylam Pharmaceuticals, Inc. *	419	26,301
Amgen, Inc.	4,243	636,153
Anacor Pharmaceuticals, Inc. *	206	11,011
Baxalta, Inc.	3,309	133,684
Biogen, Inc. *	1,232	320,714
BioMarin Pharmaceutical, Inc. *	888	73,242
Bluebird Bio, Inc. *	192	8,160
Celgene Corp. *	4,407	441,097
Cepheid *	401	13,377
Dyax Corp. CVR *(a)	565	627
Gilead Sciences, Inc.	7,558	694,278
Incyte Corp. *	922	66,817
Intercept Pharmaceuticals, Inc. *	79	10,149
Ionis Pharmaceuticals, Inc. *	677	27,419
Juno Therapeutics, Inc. *	410	15,617
Medivation, Inc. *	914	42,026
Myriad Genetics, Inc. *	398	14,897
Puma Biotechnology, Inc. *	128	3,759
Regeneron Pharmaceuticals, Inc. *	445	160,396
Seattle Genetics, Inc. *	549	19,264
		3,186,818

Building Products - 0.4%
Allegion plc	814	51,860
Armstrong World Industries, Inc. *	165	7,981
Lennox International, Inc.	353	47,722
Masco Corp.	1,258	39,564
Owens Corning	437	20,662
		167,789

Capital Markets - 2.0%
Affiliated Managers Group, Inc. *	475	77,140
Ameriprise Financial, Inc.	501	47,099

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
BlackRock, Inc.	398	135,547
Charles Schwab Corp. (The)	10,419	291,940
E*Trade Financial Corp. *	1,734	42,466
Eaton Vance Corp.	371	12,436
Federated Investors, Inc., Class B	423	12,204
LPL Financial Holdings, Inc.	440	10,912
Northern Trust Corp.	829	54,026
NorthStar Asset Management Group, Inc.	1,611	18,285
Raymond James Financial, Inc.	356	16,949
SEI Investments Co.	1,306	56,223
TD Ameritrade Holding Corp.	1,353	42,660
Virtu Financial, Inc., Class A	302	6,677
WisdomTree Investments, Inc.	952	10,881
		835,445

Chemicals - 2.5%
Air Products & Chemicals, Inc.	1,000	144,050
Axalta Coating Systems Ltd. *	1,014	29,609
Ecolab, Inc.	1,870	208,542
International Flavors & Fragrances, Inc.	510	58,023
NewMarket Corp.	64	25,361
PolyOne Corp.	455	13,764
PPG Industries, Inc.	1,618	180,391
Praxair, Inc.	1,203	137,683
Sensient Technologies Corp.	216	13,707
Sherwin-Williams Co. (The)	814	231,721
		1,042,851

Commercial Services & Supplies - 0.6%
ADT Corp. (The)	482	19,887
Cintas Corp.	719	64,573
Clean Harbors, Inc. *	150	7,401
KAR Auction Services, Inc.	705	26,889
Tyco International plc	1,287	47,246
Waste Management, Inc.	1,455	85,845
		251,841

Communications Equipment - 0.9%
Arista Networks, Inc. *	180	11,358
ARRIS International plc *	894	20,490
Ciena Corp. *	570	10,841
Cisco Systems, Inc.	7,402	210,735
CommScope Holding Co., Inc. *	328	9,158
F5 Networks, Inc. *	322	34,084
Infinera Corp. *	649	10,423
Juniper Networks, Inc.	1,733	44,209
Motorola Solutions, Inc.	515	38,986
		390,284

8 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Construction & Engineering - 0.0%
Quanta Services, Inc. *	346	7,806

Consumer Finance - 0.5%
Ally Financial, Inc. *	1,358	25,422
American Express Co.	2,170	133,238
Credit Acceptance Corp. *	67	12,164
LendingClub Corp. *	1,493	12,392
OneMain Holdings, Inc. *	464	12,727
		195,943

Containers & Packaging - 0.5%
Avery Dennison Corp.	453	32,666
Ball Corp.	595	42,418
Bemis Co., Inc.	320	16,570
Berry Plastics Group, Inc. *	1,223	44,211
Crown Holdings, Inc. *	492	24,398
Graphic Packaging Holding Co.	1,406	18,067
Sealed Air Corp.	954	45,801
		224,131

Distributors - 0.2%
Genuine Parts Co.	287	28,516
LKQ Corp. *	1,523	48,630
		77,146

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. *	227	14,705
Houghton Mifflin Harcourt Co. *	662	13,200
ServiceMaster Global Holdings, Inc. *	691	26,037
		53,942

Diversified Financial Services - 1.1%
CBOE Holdings, Inc.	721	47,103
FactSet Research Systems, Inc.	180	27,276
McGraw Hill Financial, Inc.	1,589	157,279
Moody's Corp.	1,504	145,226
Morningstar, Inc.	96	8,474
MSCI, Inc.	814	60,301
		445,659

Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. *	617	32,608
SBA Communications Corp., Class A *	320	32,054
Zayo Group Holdings, Inc. *	290	7,030
		71,692

Electrical Equipment - 0.7%
Acuity Brands, Inc.	368	80,275
AMETEK, Inc.	1,265	63,225

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hubbell, Inc.	165	17,478
Rockwell Automation, Inc.	465	52,894
Sensata Technologies Holding NV *	1,443	56,046
SolarCity Corp. *	529	13,003
		282,921

Electronic Equipment & Instruments - 0.4%
Amphenol Corp., Class A	1,438	83,145
Belden, Inc.	91	5,586
Dolby Laboratories, Inc., Class A	225	9,778
FEI Co.	95	8,456
Fitbit, Inc., Class A *	738	11,181
FLIR Systems, Inc.	300	9,885
IPG Photonics Corp. *	158	15,181
Keysight Technologies, Inc. *	326	9,043
National Instruments Corp.	236	7,106
Trimble Navigation Ltd. *	1,174	29,115
		188,476

Energy Equipment & Services - 0.5%
Cameron International Corp. *	1,670	111,974
Core Laboratories NV	593	66,659
Dril-Quip, Inc. *	308	18,652
		197,285

Food & Staples Retailing - 2.0%
Casey's General Stores, Inc.	195	22,097
CVS Health Corp.	3,887	403,199
Kroger Co. (The)	2,589	99,029
PriceSmart, Inc.	97	8,204
Rite Aid Corp. *	2,732	22,266
Sprouts Farmers Market, Inc. *	1,096	31,828
Walgreens Boots Alliance, Inc.	2,993	252,130
Whole Foods Market, Inc.	963	29,959
		868,712

Food Products - 2.7%
Campbell Soup Co.	714	45,546
Flowers Foods, Inc.	755	13,937
General Mills, Inc.	1,793	113,587
Hain Celestial Group, Inc. (The) *	780	31,910
Hormel Foods Corp.	2,100	90,804
J. M. Smucker Co. (The)	333	43,237
Kellogg Co.	643	49,222
Kraft Heinz Co. (The)	2,751	216,119
Lancaster Colony Corp.	85	9,398
McCormick & Co., Inc.	526	52,326
Mead Johnson Nutrition Co.	955	81,146
Mondelez International, Inc., Class A	6,817	273,498
Pinnacle Foods, Inc.	414	18,498

10 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Post Holdings, Inc. *	185	12,722
TreeHouse Foods, Inc. *	209	18,131
WhiteWave Foods Co. (The) *	1,343	54,579
		1,124,660

Gas Utilities - 0.3%
Atmos Energy Corp.	568	42,180
Piedmont Natural Gas Co., Inc.	559	33,445
WGL Holdings, Inc.	525	37,994
		113,619

Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	3,430	143,477
ABIOMED, Inc. *	219	20,763
Align Technology, Inc. *	404	29,367
Becton Dickinson and Co.	719	109,159
Boston Scientific Corp. *	4,707	88,539
Cooper Co.'s, Inc. (The)	169	26,021
DENTSPLY SIRONA, Inc.	809	49,859
DexCom, Inc. *	422	28,658
Edwards Lifesciences Corp. *	1,202	106,028
Hill-Rom Holdings, Inc.	151	7,595
Hologic, Inc. *	1,451	50,059
IDEXX Laboratories, Inc. *	499	39,082
Medtronic plc	3,586	268,950
ResMed, Inc.	519	30,009
St. Jude Medical, Inc.	738	40,590
STERIS plc	266	18,899
Teleflex, Inc.	96	15,073
Varian Medical Systems, Inc. *	351	28,087
West Pharmaceutical Services, Inc.	272	18,855
		1,119,070

Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. *	409	22,540
AmerisourceBergen Corp.	626	54,180
Amsurg Corp. *	302	22,529
Brookdale Senior Living, Inc. *	625	9,925
Centene Corp. *	862	53,071
Cigna Corp.	714	97,989
DaVita HealthCare Partners, Inc. *	548	40,212
Envision Healthcare Holdings, Inc. *	682	13,913
Express Scripts Holding Co. *	1,794	123,230
HCA Holdings, Inc. *	794	61,972
HealthSouth Corp.	188	7,074
Henry Schein, Inc. *	314	54,206
Humana, Inc.	326	59,642
Laboratory Corporation of America Holdings *	304	35,608
LifePoint Health, Inc. *	76	5,263
McKesson Corp.	528	83,028

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Mednax, Inc. *	499	32,245
Molina Healthcare, Inc. *	219	14,123
Patterson Co.'s, Inc.	199	9,260
Premier, Inc., Class A *	781	26,054
Team Health Holdings, Inc. *	413	17,268
VCA, Inc. *	422	24,345
		867,677

Health Care Technology - 0.3%
athenahealth, Inc. *	102	14,155
Cerner Corp. *	1,700	90,032
IMS Health Holdings, Inc. *	674	17,895
Veeva Systems, Inc., Class A *	655	16,401
		138,483

Hotels, Restaurants & Leisure - 2.4%
Aramark	469	15,533
Brinker International, Inc.	129	5,928
Chipotle Mexican Grill, Inc. *	162	76,297
Domino's Pizza, Inc.	271	35,734
Dunkin' Brands Group, Inc.	498	23,491
Hilton Worldwide Holdings, Inc.	2,851	64,205
Hyatt Hotels Corp., Class A *	692	34,247
Marriott International, Inc., Class A	880	62,638
Norwegian Cruise Line Holdings Ltd. *	860	47,549
Panera Bread Co., Class A *	131	26,833
Royal Caribbean Cruises Ltd.	528	43,375
Six Flags Entertainment Corp.	358	19,865
Starbucks Corp.	7,858	469,123
Starwood Hotels & Resorts Worldwide, Inc.	447	37,293
Vail Resorts, Inc.	196	26,205
Wendy's Co. (The)	502	5,467
Wyndham Worldwide Corp.	285	21,783
		1,015,566

Household Durables - 0.5%
GoPro, Inc., Class A *	599	7,164
Harman International Industries, Inc.	216	19,233
Jarden Corp. *	452	26,645
Leggett & Platt, Inc.	381	18,440
Mohawk Industries, Inc. *	335	63,952
Newell Rubbermaid, Inc.	805	35,654
PulteGroup, Inc.	572	10,702
Tempur Sealy International, Inc. *	294	17,872
		199,662

12 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Household Products - 1.2%
Clorox Co. (The)	589	74,249
Colgate-Palmolive Co.	4,007	283,095
Kimberly-Clark Corp.	1,104	148,499
		505,843

Industrial Conglomerates - 2.3%
3M Co.	2,947	491,059
Carlisle Co.'s, Inc.	210	20,895
Danaher Corp.	3,364	319,109
Roper Technologies, Inc.	844	154,258
		985,321

Insurance - 0.9%
Aon plc	1,251	130,667
Arthur J. Gallagher & Co.	549	24,419
Brown & Brown, Inc.	491	17,578
Marsh & McLennan Cos., Inc.	2,335	141,945
Willis Towers Watson plc	460	54,584
		369,193

Internet & Catalog Retail - 3.3%
Amazon.com, Inc. *	1,139	676,156
Expedia, Inc.	723	77,954
Netflix, Inc. *	2,272	232,267
Priceline Group, Inc. (The) *	270	348,019
TripAdvisor, Inc. *	682	45,353
Wayfair, Inc., Class A *	179	7,736
		1,387,485

Internet Software & Services - 9.8%
Akamai Technologies, Inc. *	795	44,178
Alphabet, Inc., Class A *	3,178	2,424,496
CoStar Group, Inc. *	147	27,661
eBay, Inc. *	1,919	45,787
Facebook, Inc., Class A *	12,886	1,470,293
IAC/InterActiveCorp	145	6,827
j2 Global, Inc.	218	13,424
Rackspace Hosting, Inc. *	518	11,184
Twitter, Inc. *	1,569	25,967
VeriSign, Inc. *	446	39,489
Yahoo!, Inc. *	1,424	52,417
Yelp, Inc. *	323	6,421
Zillow Group, Inc., Class A *	292	7,461
		4,175,605

IT Services - 6.0%
Accenture plc, Class A	1,959	226,069
Alliance Data Systems Corp. *	263	57,860
Amdocs Ltd.	392	23,685

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Automatic Data Processing, Inc.	1,133	101,641
Black Knight Financial Services, Inc., Class A *	241	7,478
Booz Allen Hamilton Holding Corp.	218	6,601
Broadridge Financial Solutions, Inc.	346	20,521
Cognizant Technology Solutions Corp., Class A *	2,839	178,005
CoreLogic, Inc. *	236	8,189
EPAM Systems, Inc. *	200	14,934
Euronet Worldwide, Inc. *	237	17,564
Fidelity National Information Services, Inc.	808	51,154
Fiserv, Inc. *	1,040	106,683
Gartner, Inc. *	362	32,345
Genpact Ltd. *	716	19,468
Global Payments, Inc.	599	39,115
Jack Henry & Associates, Inc.	364	30,783
MasterCard, Inc., Class A	4,625	437,062
MAXIMUS, Inc.	298	15,687
Paychex, Inc.	960	51,850
PayPal Holdings, Inc. *	3,496	134,946
Sabre Corp.	928	26,838
Syntel, Inc. *	154	7,689
Total System Services, Inc.	775	36,875
Vantiv, Inc., Class A *	886	47,738
Visa, Inc., Class A	11,187	855,582
WEX, Inc. *	109	9,086
		2,565,448

Leisure Products - 0.1%
Brunswick Corp.	277	13,291
Hasbro, Inc.	324	25,952
		39,243

Life Sciences - Tools & Services - 1.4%
Agilent Technologies, Inc.	536	21,360
Bio-Techne Corp.	140	13,233
Bruker Corp.	588	16,464
Charles River Laboratories International, Inc. *	259	19,668
Illumina, Inc. *	820	132,930
Mettler-Toledo International, Inc. *	149	51,369
PAREXEL International Corp. *	297	18,631
PerkinElmer, Inc.	617	30,517
Quintiles Transnational Holdings, Inc. *	436	28,384
Thermo Fisher Scientific, Inc.	1,445	204,597
VWR Corp. *	159	4,302
Waters Corp. *	439	57,913
		599,368

Machinery - 1.4%
CLARCOR, Inc.	132	7,628
Donaldson Co., Inc.	450	14,360
Flowserve Corp.	337	14,966

14 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Graco, Inc.	462	38,790
IDEX Corp.	368	30,500
Illinois Tool Works, Inc.	1,376	140,957
Ingersoll-Rand plc	657	40,741
Lincoln Electric Holdings, Inc.	158	9,254
Middleby Corp. (The) *	478	51,036
Nordson Corp.	232	17,641
Snap-on, Inc.	316	49,609
Stanley Black & Decker, Inc.	515	54,183
WABCO Holdings, Inc. *	280	29,938
Wabtec Corp.	743	58,912
Woodward, Inc.	214	11,132
Xylem, Inc.	692	28,303
		597,950

Media - 4.3%
AMC Networks, Inc., Class A *	389	25,262
Cablevision Systems Corp., Class A	876	28,908
CBS Corp., Class B	1,287	70,901
Charter Communications, Inc., Class A *	199	40,284
Cinemark Holdings, Inc.	229	8,205
Comcast Corp., Class A	7,169	437,882
DISH Network Corp., Class A *	1,688	78,087
Interpublic Group of Co.'s, Inc. (The)	1,119	25,681
Liberty Broadband Corp., Class A *	551	32,046
Liberty Media Corp., Class A *	1,509	58,293
Lions Gate Entertainment Corp.	629	13,744
Madison Square Garden Co. (The), Class A *	51	8,484
Omnicom Group, Inc.	480	39,950
Scripps Networks Interactive, Inc., Class A	310	20,305
Sinclair Broadcast Group, Inc., Class A	508	15,621
Sirius XM Holdings, Inc. *	10,509	41,510
Thomson Reuters Corp.	535	21,657
Time Warner Cable, Inc.	857	175,359
Time Warner, Inc.	1,709	123,988
Walt Disney Co. (The)	5,613	557,427
		1,823,594

Metals & Mining - 0.0%
Compass Minerals International, Inc.	161	11,408

Multi-Utilities - 0.4%
CMS Energy Corp.	1,404	59,586
Sempra Energy	1,150	119,657
		179,243

Multiline Retail - 0.2%
Dollar Tree, Inc. *	824	67,947
Sears Holdings Corp. *	66	1,010
		68,957

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Oil, Gas & Consumable Fuels - 0.4%
Cheniere Energy Partners LP Holdings LLC	735	13,274
Cheniere Energy, Inc. *	4,561	154,299
		167,573

Personal Products - 0.8%
Coty, Inc., Class A	1,477	41,105
Estee Lauder Co.'s, Inc. (The), Class A	2,829	266,803
Herbalife Ltd. *	282	17,360
		325,268

Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.	5,828	372,293
Catalent, Inc. *	537	14,322
Eli Lilly & Co.	3,014	217,038
Impax Laboratories, Inc. *	341	10,919
Johnson & Johnson	6,532	706,762
Merck & Co., Inc.	6,231	329,682
Pfizer, Inc.	11,326	335,703
Zoetis, Inc.	2,573	114,061
		2,100,780

Professional Services - 0.6%
Dun & Bradstreet Corp. (The)	155	15,977
IHS, Inc., Class A *	563	69,902
Robert Half International, Inc.	1,080	50,307
Verisk Analytics, Inc. *	1,316	105,175
		241,361

Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A *	2,584	74,471
Howard Hughes Corp. (The) *	319	33,779
Jones Lang LaSalle, Inc.	231	27,101
Realogy Holdings Corp. *	781	28,202
		163,553

Road & Rail - 0.4%
AMERCO	33	11,791
Genesee & Wyoming, Inc., Class A *	218	13,669
JB Hunt Transport Services, Inc.	510	42,962
Kansas City Southern	418	35,718
Landstar System, Inc.	173	11,178
Old Dominion Freight Line, Inc. *	592	41,215
		156,533

Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	891	52,738
Applied Materials, Inc.	3,493	73,982
Atmel Corp.	1,922	15,607
Broadcom Ltd.	1,761	272,074

16 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Cavium, Inc. *	259	15,840
Integrated Device Technology, Inc. *	610	12,468
Intel Corp.	7,049	228,035
Lam Research Corp.	741	61,207
Marvell Technology Group Ltd.	870	8,970
Microchip Technology, Inc.	583	28,101
NVIDIA Corp.	2,384	84,942
ON Semiconductor Corp. *	1,903	18,250
Skyworks Solutions, Inc.	884	68,864
Teradyne, Inc.	295	6,369
Texas Instruments, Inc.	2,958	169,848
		1,117,295

Software - 5.6%
Adobe Systems, Inc. *	2,285	214,333
ANSYS, Inc. *	409	36,589
Autodesk, Inc. *	518	30,205
Cadence Design Systems, Inc. *	1,412	33,295
CDK Global, Inc.	709	33,004
Citrix Systems, Inc. *	679	53,356
Electronic Arts, Inc. *	1,407	93,017
Fair Isaac Corp.	144	15,277
Fortinet, Inc. *	628	19,236
Intuit, Inc.	1,140	118,571
Manhattan Associates, Inc. *	338	19,222
Microsoft Corp.	18,602	1,027,388
NetSuite, Inc. *	181	12,397
Oracle Corp.	7,398	302,652
Proofpoint, Inc. *	77	4,141
PTC, Inc. *	270	8,953
Qlik Technologies, Inc. *	118	3,413
Salesforce.com, Inc. *	1,462	107,939
ServiceNow, Inc. *	253	15,479
Splunk, Inc. *	348	17,028
SS&C Technologies Holdings, Inc.	415	26,319
Synopsys, Inc. *	682	33,036
Take-Two Interactive Software, Inc. *	354	13,335
Ultimate Software Group, Inc. (The) *	127	24,575
Verint Systems, Inc. *	261	8,712
VMware, Inc., Class A *	1,279	66,904
Workday, Inc., Class A *	582	44,721
		2,383,097

Specialty Retail - 5.2%
Advance Auto Parts, Inc.	261	41,849
American Eagle Outfitters, Inc.	288	4,801
AutoNation, Inc. *	130	6,068
Bed Bath & Beyond, Inc. *	294	14,594
Burlington Stores, Inc. *	386	21,709
CarMax, Inc. *	634	32,397

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Foot Locker, Inc.	434	27,993
Home Depot, Inc. (The)	6,916	922,802
Lithia Motors, Inc., Class A	128	11,178
Lowe's Co.'s, Inc.	4,991	378,068
Michaels Cos., Inc. (The) *	289	8,083
O'Reilly Automotive, Inc. *	518	141,756
Restoration Hardware Holdings, Inc. *	172	7,207
Ross Stores, Inc.	2,162	125,180
Sally Beauty Holdings, Inc. *	502	16,255
Signet Jewelers Ltd.	282	34,976
Tiffany & Co.	285	20,913
TJX Co.'s, Inc. (The)	3,432	268,897
Tractor Supply Co.	724	65,493
Ulta Salon, Cosmetics & Fragrance, Inc. *	325	62,966
Williams-Sonoma, Inc.	248	13,576
		2,226,761

Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	24,536	2,674,179
EMC Corp.	4,011	106,893
NetApp, Inc.	575	15,692
SanDisk Corp.	501	38,116
		2,834,880

Textiles, Apparel & Luxury Goods - 2.3%
Carter's, Inc.	265	27,926
Columbia Sportswear Co.	87	5,228
Hanesbrands, Inc.	2,120	60,081
Kate Spade & Co. *	695	17,736
lululemon athletica, Inc. *	569	38,527
Michael Kors Holdings Ltd. *	945	53,827
NIKE, Inc., Class B	9,248	568,474
Skechers U.S.A., Inc., Class A *	840	25,578
Under Armour, Inc., Class A *	1,177	99,845
VF Corp.	1,034	66,962
		964,184

Thrifts & Mortgage Finance - 0.0%
TFS Financial Corp.	534	9,276

Trading Companies & Distributors - 0.5%
Air Lease Corp.	388	12,462
Fastenal Co.	1,545	75,705
HD Supply Holdings, Inc. *	1,697	56,120
United Rentals, Inc. *	405	25,187
W.W. Grainger, Inc.	198	46,219
		215,693

18 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Water Utilities - 0.3%
American Water Works Co., Inc.	1,079	74,376
Aqua America, Inc.	1,410	44,866
		119,242

Wireless Telecommunication Services - 0.0%
Sprint Corp. *	1,092	3,800

Total Common Stocks (Cost $41,258,180)		42,376,290

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.3%
State Street Bank Time Deposit, 0.278%, 4/1/16	116,444	116,444

Total Time Deposit (Cost $116,444)		116,444

TOTAL INVESTMENTS (Cost $41,374,624) - 100.1%		42,492,734
Other assets and liabilities, net - (0.1)%		(30,652)
NET ASSETS - 100.0%		$42,462,082

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) This security was valued under the direction of the Board of Directors. See Note A.

Abbreviations:
CVR:	Contingent Value Rights
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 19

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $41,374,624) - see accompanying schedule	$42,492,734
Cash	319
Receivable for shares sold	3,845
Dividends and interest receivable	28,129
Directors' deferred compensation plan	24,049
Receivable from Calvert Investment Services, Inc.	203
Receivable from Calvert Investment Management, Inc.	12,495
Total assets	42,561,774

LIABILITIES
Payable for shares redeemed	5,169
Payable to Calvert Investment Distributors, Inc.	1,055
Directors' deferred compensation plan	24,049
Accrued expenses and other liabilities	69,419
Total liabilities	99,692
NET ASSETS	$42,462,082

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock, with 250,000,000 shares of $0.01 par value shares authorized:
Class A: 155,489 shares outstanding	$3,082,339
Class C: 27,833 shares outstanding	548,342
Class I: 1,871,644 shares outstanding	36,064,774
Class Y: 98,622 shares outstanding	1,963,379
Undistributed net investment income	120,458
Accumulated net realized gain (loss)	(435,320)
Net unrealized appreciation (depreciation)	1,118,110
NET ASSETS	$42,462,082

NET ASSET VALUE PER SHARE
Class A (based on net assets of $3,059,959)	$19.68
Class C (based on net assets of $544,548)	$19.57
Class I (based on net assets of $36,913,975)	$19.72
Class Y (based on net assets of $1,943,600)	$19.71
See notes to financial statements.

20 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $214)	$278,326
Interest income	174
Total investment income	278,500

Expenses:
Investment advisory fee	29,357
Administrative fees	7,899
Transfer agency fees and expenses	37,816
Distribution Plan expenses:
Class A	3,355
Class C	1,662
Directors' fees and expenses	1,184
Accounting fees	6,155
Custodian fees	39,009
Professional fees	11,209
Registration fees	28,743
Reports to shareholders	2,080
Miscellaneous	6,444
Total expenses	174,913
Reimbursement from Advisor:
Class A	(20,208)
Class C	(15,850)
Class I	(62,941)
Class Y	(17,541)
Administrative fees waived	(7,899)
Net expenses	50,474
NET INVESTMENT INCOME	228,026

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	(430,069)

Change in unrealized appreciation (depreciation)	1,560,617

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,130,548

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,358,574
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 21

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2016(Unaudited)	PERIOD ENDED SEPTEMBER 30, 2015#
Operations:
Net investment income	$228,026	$11,749
Net realized gain (loss)	(430,069)	(933)
Change in unrealized appreciation (depreciation)	1,560,617	(442,507)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,358,574	(431,691)

Distributions to shareholders from:
Net investment income:
Class A shares	(6,546)	—
Class C shares	(1,085)	—
Class I shares	(106,654)	—
Class Y shares	(5,032)	—
Net realized gain:
Class A shares	(298)	—
Class C shares	(19)	—
Class I shares	(3,812)	—
Class Y shares	(189)	—
Total distributions	(123,635)	—

Capital share transactions:
Shares sold:
Class A shares	1,076,025	2,249,451
Class C shares	396,864	153,903
Class I shares	35,555,503	2,127,300
Class Y shares	245,365	1,721,500
Reinvestment of distributions:
Class A shares	6,695	—
Class C shares	601	—
Class I shares	110,466	—
Class Y shares	5,221	—
Shares redeemed:
Class A shares	(249,832)	—
Class C shares	(3,026)	—
Class I shares	(1,718,495)	(10,000)
Class Y shares	(8,707)	—
Total capital share transactions	35,416,680	6,242,154

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,651,619	5,810,463

See notes to financial statements.

22 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

NET ASSETS	SIX MONTHS ENDED MARCH 31, 2016(Unaudited)	PERIOD ENDED SEPTEMBER 30, 2015#
Beginning of period	$5,810,463	$—
End of period (including undistributed net investment income of $120,458 and $11,749, respectively)	$42,462,082	$5,810,463

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	55,035	113,199
Class C shares	20,141	7,817
Class I shares	1,849,996	106,324
Class Y shares	12,544	86,264
Reinvestment of distributions:
Class A shares	333	—
Class C shares	30	—
Class I shares	5,491	—
Class Y shares	260	—
Shares redeemed:
Class A shares	(13,078)	—
Class C shares	(155)	—
Class I shares	(89,633)	(534)
Class Y shares	(446)	—
Total capital share activity	1,840,518	313,070

# From June 19, 2015 inception.
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 23

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert U.S. Large Cap Growth Responsible Index (the “Fund”), a series of The Calvert Responsible Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Calvert Responsible Index Series, Inc. is comprised of five separate series. The operations of each series are accounted for separately. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
The Fund commenced operations on June 19, 2015. The Fund offers four classes of shares of beneficial interest - Classes A, C, I, and Y. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have a higher expense ratio than Class A shares. Class I shares require a minimum account balance of $100,000. The $100,000 minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common stock securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then

24 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At March 31, 2016, a security valued at $627, or 0.0% of net assets, was fair valued in good faith under the direction of the Board.
The following table summarizes the market value of the Fund's holdings as of March 31, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$42,375,663	$627	$—	$42,376,290
Time Deposit	—	116,444	—	116,444
TOTAL	$42,375,663	$117,071	$—	$42,492,734

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
There were no transfers between levels during the period.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 25

event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.15%, of the Fund’s average daily net assets.
The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2017. The contractual expense caps are 0.57%, 1.32%, 0.22%, and 0.32% for Class A, C, I, and Y, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, based on the Fund’s average daily net assets.
For the period October 1, 2015 to January 31, 2016, the administrative fee was 0.00%. CIAS and the Fund entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for all classes of the Fund commencing on February 1, 2016. CIAS has contractually agreed to waive 0.12% for all classes of the Fund (the difference between the previous administrative fee and the new 0.12% fee) from February 1, 2016 through January 31, 2018.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed 0.50% and 1.00% annually of average daily net assets of Class A and C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly, of 0.25% and 1.00% of the average daily net assets of Class A and C, respectively. Class I and Class Y shares do not have Distribution Plan expenses.
CID received $2,444 as its portion of commissions charged on sales of the Fund’s Class A shares for the period ended March 31, 2016.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Fund. For its services, CIS received a fee of $130 for the period ended March 31, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $52,000 plus a meeting fee of up to $3,000 for each Board meeting attended. Additional fees of $6,000 annually may be paid to the Committee chairs ($10,000 for the Board Chair and the Special Equities Committee chair) and $2,500 annually may be paid to Committee members, plus a Committee meeting fee of $500 for each Committee meeting attended. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Obligations of the Plan will be paid solely out of the Fund’s assets. Directors’ fees are allocated to each of the funds served.

26 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $43,898,292 and $7,865,572, respectively.
As of March 31, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$2,344,948
Unrealized (depreciation)	(1,294,203)
Net unrealized appreciation (depreciation)	$1,050,745
Federal income tax cost of investments	$41,441,989
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2016.
For the six months ended March 31, 2016, borrowing information by the Fund under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$404	1.63%	$73,943	March 2016
NOTE E — SUBSEQUENT EVENTS
In preparing the financial statements as of March 31, 2016, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 27

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS A SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)(b)
Net asset value, beginning	$18.55	$20.00
Income from investment operations:
Net investment income	0.08	0.03
Net realized and unrealized gain (loss)	1.09	(1.48)
Total from investment operations	1.17	(1.45)
Distributions from:
Net investment income	(0.04)	—
Net realized gain	—(c)	—
Total distributions	(0.04)	—
Total increase (decrease) in net asset value	1.13	(1.45)
Net asset value, ending	$19.68	$18.55
Total return (d)	6.34%	(7.25%)
Ratios to average net assets: (e)
Net investment income	0.85%(f)	0.60%(f)
Total expenses	2.12%(f)	7.70%(f)
Net expenses	0.57%(f)	0.57%(f)
Portfolio turnover	22%	3%
Net assets, ending (in thousands)	$3,060	$2,100

(a) Per share figures are calculated using the Average Shares Method.
(b) From June 19, 2015 inception.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

28 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS C SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)(b)
Net asset value, beginning	$18.51	$20.00
Income from investment operations:
Net investment income (loss)	0.01	(0.01)
Net realized and unrealized gain (loss)	1.09	(1.48)
Total from investment operations	1.10	(1.49)
Distributions from:
Net investment income	(0.04)	—
Net realized gain	—(c)	—
Total distributions	(0.04)	—
Total increase (decrease) in net asset value	1.06	(1.49)
Net asset value, ending	$19.57	$18.51
Total return (d)	5.97%	(7.45%)
Ratios to average net assets: (e)
Net investment income (loss)	0.13%(f)	(0.17%)(f)
Total expenses	10.91%(f)	67.14%(f)
Net expenses	1.32%(f)	1.32%(f)
Portfolio turnover	22%	3%
Net assets, ending (in thousands)	$545	$145

(a) Per share figures are calculated using the Average Shares Method.
(b) From June 19, 2015 inception.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 29

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS I SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)(b)
Net asset value, beginning	$18.57	$20.00
Income from investment operations:
Net investment income	0.12	0.05
Net realized and unrealized gain (loss)	1.09	(1.48)
Total from investment operations	1.21	(1.43)
Distributions from:
Net investment income	(0.06)	—
Net realized gain	—(c)	—
Total distributions	(0.06)	—
Total increase (decrease) in net asset value	1.15	(1.43)
Net asset value, ending	$19.72	$18.57
Total return (d)	6.51%	(7.15%)
Ratios to average net assets: (e)
Net investment income	1.20%(f)	0.95%(f)
Total expenses	0.63%(f)	7.16%(f)
Net expenses	0.22%(f)	0.22%(f)
Portfolio turnover	22%	3%
Net assets, ending (in thousands)	$36,914	$1,964

(a) Per share figures are calculated using the Average Shares Method.
(b) From June 19, 2015 inception.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

30 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS Y SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)(b)
Net asset value, beginning	$18.56	$20.00
Income from investment operations:
Net investment income	0.10	0.05
Net realized and unrealized gain (loss)	1.10	(1.49)
Total from investment operations	1.20	(1.44)
Distributions from:
Net investment income	(0.05)	—
Net realized gain	—(c)	—
Total distributions	(0.05)	—
Total increase (decrease) in net asset value	1.15	(1.44)
Net asset value, ending	$19.71	$18.56
Total return (d)	6.49%	(7.20%)
Ratios to average net assets: (e)
Net investment income	1.09%(f)	0.90%(f)
Total expenses	2.33%(f)	9.87%(f)
Net expenses	0.32%(f)	0.32%(f)
Portfolio turnover	22%	3%
Net assets, ending (in thousands)	$1,944	$1,601

(a) Per share figures are calculated using the Average Shares Method.
(b) From June 19, 2015 inception.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 31

PROXY VOTING
The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BASIS FOR BOARD’S APPROVAL OF INVESTMENT ADVISORY CONTRACT
At a meeting held on December 8, 2015 the Board of Directors, and by a separate vote, the disinterested Directors, approved the continuance of the Investment Advisory Agreement between Calvert Responsible Index Series, Inc. and the Advisor with respect to the Fund.
In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Directors reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Fund.
The disinterested Directors were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement. Prior to voting, the disinterested Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.
In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor’s financial condition; the level and method of computing the Fund’s advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the allocation of the Fund’s brokerage, including the Advisor’s process for monitoring “best execution”; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.
In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Directors’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board also took into account the responsible investing research and analysis provided by the Advisor to the Fund. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board took into consideration, among other factors, the effectiveness of the Fund’s and Advisor’s processes, policies and procedures and the Advisor’s personnel. The Board also took into account, among other items, periodic reports received from the Advisor over the past year concerning the Advisor’s ongoing review and enhancement of certain processes, policies and procedures of the Fund and the Advisor. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration

32 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

of the renewal of the Investment Advisory Agreement. This data indicated that the Fund underperformed the Calvert U.S. Large Cap Growth Responsible Index and the Russell 1000 Growth Index for the quarter-ended September 30, 2015. The data also indicated that the Fund outperformed the average of the funds in its Lipper category for the quarter-ended September 30, 2015. The Board took into account management’s discussion of the Fund’s performance and the limited performance information available given that the Fund had only commenced operations in June 2015. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of funds with similar investment objectives and to relevant indices.
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with comparative data for other index funds managed by the Advisor. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for the Fund and that the Advisor was reimbursing a portion of the Fund’s expenses. The Board noted the Advisor’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses, including the cost of providing the responsible investing research and analysis provided by the Advisor. The Board noted that the Fund’s administrator had agreed to implement an administrative fee change effective December 1, 2015, which is expected to reduce the administrative fee paid by certain classes of shares; however, the impact of the fee change is not yet reflected in the Fund’s total expenses. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered.
The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund’s Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide services to the Fund. The Board also noted that the Advisor had reimbursed a portion of the expenses of the Fund. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Fund. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with the Fund was reasonable.
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
In reapproving the Investment Advisory Agreement, the Board, including the disinterested Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Conclusions
The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) the Fund’s performance is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund’s advisory fee is reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 33

This page intentionally left blank.

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND	CALVERT’S FAMILY OF FUNDS
To Open an Account
800-368-2748
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Registered Mail
Calvert Investments
c/o BFDS,
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105
Web Site
calvert.com
Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Large Cap Core Portfolio
Equity Portfolio
Global Value Fund
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Global Equity Income Fund
Emerging Markets Equity Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

Printed on recycled paper using soy inks.

Calvert U.S. Large Cap Value Responsible Index Fund

Semi-Annual Report March 31, 2016 E-Delivery Sign-Up — Details Inside

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to calvert.com. If you already have an online account at Calvert, click on Login, to access your Account, and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

1	President’s Letter
2	Portfolio Management Discussion
5	Understanding Your Fund’s Expenses
6	Schedule of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statements of Changes in Net Assets
24	Notes to Financial Statements
28	Financial Highlights
32	Proxy Voting
32	Availability of Quarterly Portfolio Holdings
32	Basis for Board’s Approval of Investment Advisory Contract

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
Historically, environmental and social initiatives have been accomplished through the singular passage of legislation designed to remediate the impact of one significant influence on a singular populace. Commencing with the anti-deforestation efforts in 1842, followed by environmental legislation in industrialized nations to regulate smoke pollution in 1863, arguably, a predecessor to the ubiquitous stop smoking campaigns of today; the previous approach, put forth largely by developed nations, served to the benefit of their citizens and not the rest of the Earth's populace - the majority.
However, the year of 2015 marked a dynamic and exciting shift in the resolution of contemporary environmental and social causes - global leaders from all facets of society, collectively, took action to create global policy platforms with far reaching agendas designed to accelerate our global society's evolution towards a more sustainable and inclusive state. The Pope's Encyclical, issued June 18, 2015, called for the establishment of a new partnership between science and religion to combat human-driven climate change. The United Nations formalized the United Nations Sustainable Development Goals, which included seventeen Sustainable Development Goals (SDGs) geared towards dramatically reducing poverty, fighting inequality and injustice, and tackling climate change by 2030. The COP 21 (Conference of Parties to the 21 session of the United Nations Framework Convention on Climate Change) introduced a historic agreement to combat climate change and accelerate both the action and investment needed for a sustainable low carbon future. Indeed, these are a mere few examples of the broad reaching directives recently initiated in order to encourage action and stress accountability.
Additionally, and importantly, resolution has not only been limited to direct impact policy changes, but also by investors’ behavior and preference. Recognizing the demand by investors to be influencers of change through their capital allocations, the United States Department of Labor (“DOL”) issued Interpretive Bulletin (“IB”) 2015-01 in October of 2015. This bulletin updated and clarified the DOL’s position on how fiduciary investors may best utilize knowledge of a prospective investment’s key environmental, social and governance indicators when making investment decisions for retirement plans. Essentially, the DOL has created a platform that allows fiduciaries to utilize ESG information in their investment decisions regarding a variety of retirement assets, including, but not limited to, IRA accounts; 401(K) accounts; and retirement accounts monitored by a company or union. This legislation is a powerful and fundamental change, especially given- retirement assets represent over $24 trillion and, thus if purposefully directed, may effect meaningful impact. IB 2015-01 is an exciting development in the world of socially responsible investing as it will provide access to vast amounts of capital that can be used to encourage and facilitate better corporate practices.
Change is here. Our challenge, collectively as socially conscious investors, will be to maintain its momentum and focus. Through your investment in the Calvert Funds you are engaged and influential in this movement. By allocating capital only to the best environmentally and socially governed corporations, we-alongside you, encourage good corporate citizenry. Our shareholder advocacy efforts, which fundamentally represent you as a shareholder, consistently monitor and challenge poor corporate policy, thus effecting positive outcomes. Through your support, we are able to partner with academics and industry renowned technicians to produce innovative research that will help to provide both better ESG investment solutions and a more lasting impact.
This is an exciting time and we at Calvert appreciate servicing you, as fund shareholders, and look forward to the future together as we navigate the waters of progress.
Respectfully,
John Streur
May 2016

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 1

PORTFOLIO MANAGEMENT DISCUSSION

Laurie Webster, CFA V.P. Investment Operations and Indexing	Dale R. Stout, CFA Index Portfolio Manager and Senior Analyst
Lise Bernhard Director Investment Operations and Indexing
Market Review
Equity markets rose for the six-month period ending from September 30, 2015 through March 31, 2016 with the Russell 1000 Index up 7.7%, the MSCI EAFE up 1.6% and Russell 2000 up 2.0%. The positive returns masked the market volatility that played out over the period. Markets fell sharply at different points over the six months over concerns of global economic weaknesses, falling commodity prices, and implications of plunging oil prices as oil prices sank below $40/barrel, and rallied on Chinese stimulus, more easing from Central banks globally and dovish comments from the Fed after raising the target range for the federal funds rate after seven years of a zero interest-rate policy. The U.S. continues to be bright spot as compared to the rest of the world as strong macroeconomic data highlighted healthy labor markets and improving consumer sentiment.
By the end of the first quarter of 2016, the Fed’s incrementally cautious outlook triggered a decline in the U.S. dollar, which provided a further lift to commodity prices, including oil, which rebounded in lock-step with equity markets. Emerging markets (EM) similarly benefited from the weaker dollar while economic data for China showed signs of stabilization during the first quarter, enabling EM stocks to rebound. On the other hand, additional monetary easing by the European Central Bank and Bank of Japan was eventually met by investor skepticism as European and Japanese equities continued to struggle.
Market Outlook
We remain constructive on the U.S. economy over the medium-to-long-run, but are taking a more cautious approach to equity markets in the near-term. With equity valuations above historical averages, markets are more vulnerable to shocks from some of the negative catalysts currently in the global economy, such as slowing growth in China and increased geopolitical risk. Continued economic growth in the United States should allow the Fed to continue on its tightening path, though policy will likely remain very accommodative. This contrasts with other global central banks which remain in easing mode to battle weaker economies and currencies. As U.S. policy diverges further from the rest of the world, global market volatility will likely remain elevated.

Laurie Webster, CFA	Dale R. Stout, CFA

Lise Bernhard
Calvert Investment Management, Inc.
May 2016

2 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
MARCH 31, 2016

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Financials	22.0%
Industrials	12.7%
Information Technology	12.0%
Consumer Staples	11.2%
Health Care	10.4%
Consumer Discretionary	9.6%
Utilities	6.4%
Energy	6.2%
Telecommunication Services	5.4%
Materials	3.7%
Short-Term Investments	0.4%
Total	100%

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
MARCH 31, 2016

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV)
	6 MONTHS ENDED 3/31/16	SINCE INCEPTION 6/19/2015 THROUGH 3/31/16
Class A	5.24%	-6.07%
Class C	4.86%	-6.63%
Class I	5.38%	-5.84%
Class Y	5.36%	-5.91%
Calvert U.S. Large Cap Value Responsible Index	5.94%	-5.44%
Russell 1000 Value Index	7.37%	-3.84%
Lipper Large-Cap Value Funds Average	5.34%	NA

Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charges.

TEN LARGEST STOCK HOLDINGS		% OF NET ASSETS
General Electric Co.		4.3%
Wells Fargo & Co.		3.5%
Procter & Gamble Co. (The)		3.1%
AT&T, Inc.		2.5%
Verizon Communications, Inc.		2.3%
Bank of America Corp.		2.2%
Microsoft Corp.		2.2%
Johnson & Johnson		2.0%
Citigroup, Inc.		1.8%
Coca-Cola Co. (The)		1.5%
Total		25.4%

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 3

Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results shown are for Class A shares, reflect the deduction of the maximum front-end Class A sales charge of 4.75%, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The value of an investment in a different share class would be different.

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
MARCH 31, 2016
TOTAL RETURNS	Ticker Symbol	Since Inception (6/19/2015)
Class A (with max. load)	CFJAX	-10.54%
Class C (with max. load)	CFJCX	-7.56%
Class I	CFJIX	-5.84%
Class Y	CFJYX	-5.91%
Calvert U.S. Large Cap Value Responsible Index		-5.44%
Russell 1000 Value Index		-3.84%
Lipper Large-Cap Value Funds Average		NA

All performance data shown in the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions, and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data, including most recent month-end, visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 7.42%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

4 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

UNDERSTANDING YOUR FUND’S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
The fund may charge an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/15	ENDING ACCOUNT VALUE 3/31/16	EXPENSES PAID DURING PERIOD* 10/1/15 - 3/31/16
Class A
Actual	0.57%	$1,000.00	$1,052.40	$2.92
Hypothetical (5% return per year before expenses)	0.57%	$1,000.00	$1,022.15	$2.88
Class C
Actual	1.32%	$1,000.00	$1,048.60	$6.76
Hypothetical (5% return per year before expenses)	1.32%	$1,000.00	$1,018.40	$6.66
Class I
Actual	0.22%	$1,000.00	$1,053.80	$1.13
Hypothetical (5% return per year before expenses)	0.22%	$1,000.00	$1,023.90	$1.11
Class Y
Actual	0.32%	$1,000.00	$1,053.60	$1.64
Hypothetical (5% return per year before expenses)	0.32%	$1,000.00	$1,023.40	$1.62

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 5

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.6%
Aerospace & Defense - 0.2%
B/E Aerospace, Inc.	1,196	55,160
Hexcel Corp.	420	18,358
Rockwell Collins, Inc.	667	61,504
Spirit AeroSystems Holdings, Inc., Class A *	569	25,810
		160,832

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	824	61,166
Expeditors International of Washington, Inc.	715	34,899
United Parcel Service, Inc., Class B	5,173	545,596
XPO Logistics, Inc. *	606	18,604
		660,265

Airlines - 0.8%
Alaska Air Group, Inc.	462	37,893
American Airlines Group, Inc.	7,189	294,821
Delta Air Lines, Inc.	6,207	302,157
Spirit Airlines, Inc. *	436	20,919
		655,790

Auto Components - 0.6%
BorgWarner, Inc.	2,240	86,016
Delphi Automotive plc	1,030	77,271
Johnson Controls, Inc.	6,625	258,176
Lear Corp.	459	51,027
Tenneco, Inc. *	571	29,412
		501,902

Automobiles - 0.8%
Ford Motor Co.	40,342	544,617
Harley-Davidson, Inc.	1,245	63,906
Thor Industries, Inc.	294	18,748
		627,271

Banks - 11.6%
Associated Banc-Corp.	1,906	34,194
Bank of America Corp.	134,126	1,813,383
Bank of Hawaii Corp.	369	25,195
BankUnited, Inc.	834	28,723
BB&T Corp.	10,041	334,064
BOK Financial Corp.	285	15,567
CIT Group, Inc.	2,543	78,909
Citigroup, Inc.	36,799	1,536,358
Citizens Financial Group, Inc.	6,803	142,523
Comerica, Inc.	2,241	84,867

6 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Commerce Bancshares, Inc.	710	31,914
Cullen/Frost Bankers, Inc.	676	37,254
East West Bancorp, Inc.	1,214	39,431
First Citizens BancShares, Inc., Class A	105	26,362
First Horizon National Corp.	3,025	39,627
First Niagara Financial Group, Inc.	4,547	44,015
First Republic Bank	867	57,777
FirstMerit Corp.	2,112	44,458
Home BancShares, Inc.	186	7,617
Huntington Bancshares, Inc.	10,165	96,974
Investors Bancorp, Inc.	2,314	26,935
KeyCorp	10,772	118,923
M&T Bank Corp.	1,843	204,573
PacWest Bancorp	1,501	55,762
People's United Financial, Inc.	3,976	63,338
PNC Financial Services Group, Inc. (The)	6,459	546,238
Popular, Inc.	1,331	38,080
PrivateBancorp, Inc.	346	13,356
Prosperity Bancshares, Inc.	850	39,431
Regions Financial Corp.	16,474	129,321
SVB Financial Group *	197	20,104
Synovus Financial Corp.	937	27,089
Umpqua Holdings Corp.	2,819	44,709
US Bancorp	21,412	869,113
Webster Financial Corp.	743	26,674
Wells Fargo & Co.	59,570	2,880,805
Zions Bancorporation	2,596	62,849
		9,686,512

Beverages - 2.9%
Coca-Cola Co. (The)	27,368	1,269,602
Coca-Cola Enterprises, Inc.	1,328	67,383
Dr Pepper Snapple Group, Inc.	876	78,332
PepsiCo, Inc.	9,405	963,824
		2,379,141

Biotechnology - 0.7%
AbbVie, Inc.	6,443	368,024
Agios Pharmaceuticals, Inc. *	190	7,714
Vertex Pharmaceuticals, Inc. *	2,395	190,379
		566,117

Building Products - 0.2%
Armstrong World Industries, Inc. *	255	12,334
Masco Corp.	2,155	67,775
Owens Corning	711	33,616
USG Corp. *	1,096	27,192
		140,917

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Capital Markets - 2.8%
Ameriprise Financial, Inc.	1,335	125,503
Artisan Partners Asset Management, Inc., Class A	919	28,342
Bank of New York Mellon Corp. (The)	13,263	488,476
BlackRock, Inc.	852	290,166
E*Trade Financial Corp. *	1,103	27,012
Eaton Vance Corp.	841	28,190
Federated Investors, Inc., Class B	584	16,848
Franklin Resources, Inc.	4,752	185,566
Interactive Brokers Group, Inc., Class A	4,900	192,668
Invesco Ltd.	5,365	165,081
Legg Mason, Inc.	1,320	45,778
LPL Financial Holdings, Inc.	337	8,358
Northern Trust Corp.	1,540	100,362
Raymond James Financial, Inc.	1,106	52,657
State Street Corp.	4,891	286,221
Stifel Financial Corp. *	856	25,338
T. Rowe Price Group, Inc.	3,098	227,579
TD Ameritrade Holding Corp.	1,244	39,223
Virtu Financial, Inc., Class A	563	12,448
		2,345,816

Chemicals - 2.5%
Air Products & Chemicals, Inc.	1,510	217,516
Albemarle Corp.	1,748	111,750
Axalta Coating Systems Ltd. *	697	20,352
Cabot Corp.	892	43,110
Celanese Corp., Series A	2,286	149,733
Eastman Chemical Co.	2,141	154,644
Ecolab, Inc.	1,304	145,422
International Flavors & Fragrances, Inc.	450	51,197
LyondellBasell Industries NV, Class A	5,466	467,780
Mosaic Co. (The)	5,498	148,446
NewMarket Corp.	46	18,228
PolyOne Corp.	620	18,755
PPG Industries, Inc.	1,673	186,523
Praxair, Inc.	2,602	297,799
Sensient Technologies Corp.	357	22,655
		2,053,910

Commercial Services & Supplies - 0.5%
ADT Corp. (The)	1,297	53,514
Clean Harbors, Inc. *	355	17,516
KAR Auction Services, Inc.	569	21,702
Pitney Bowes, Inc.	2,316	49,886
Tyco International plc	3,269	120,005
Waste Management, Inc.	3,289	194,051
		456,674

8 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Communications Equipment - 1.2%
Brocade Communications Systems, Inc.	3,524	37,284
Cisco Systems, Inc.	30,717	874,513
CommScope Holding Co., Inc. *	508	14,183
EchoStar Corp., Class A *	836	37,027
Motorola Solutions, Inc.	416	31,491
ViaSat, Inc. *	398	29,245
		1,023,743

Construction & Engineering - 0.1%
Quanta Services, Inc. *	1,328	29,960
Valmont Industries, Inc.	247	30,588
		60,548

Consumer Finance - 2.0%
Ally Financial, Inc. *	3,731	69,844
American Express Co.	7,363	452,088
Capital One Financial Corp.	6,811	472,070
Discover Financial Services	5,290	269,367
Navient Corp.	4,395	52,608
SLM Corp. *	5,450	34,662
Synchrony Financial *	10,763	308,468
		1,659,107

Containers & Packaging - 0.7%
Avery Dennison Corp.	695	50,116
Ball Corp.	1,242	88,542
Bemis Co., Inc.	971	50,278
Crown Holdings, Inc. *	1,389	68,881
Graphic Packaging Holding Co.	2,811	36,121
Owens-Illinois, Inc. *	2,484	39,645
Sealed Air Corp.	1,569	75,328
WestRock Co.	3,967	154,832
		563,743

Distributors - 0.1%
Genuine Parts Co.	952	94,591

Diversified Consumer Services - 0.0%
Graham Holdings Co., Class B	53	25,440

Diversified Financial Services - 0.3%
Leucadia National Corp.	4,245	68,642
McGraw Hill Financial, Inc.	1,058	104,721
Voya Financial, Inc.	2,686	79,962
		253,325

Diversified Telecommunication Services - 5.3%
AT&T, Inc.	53,917	2,111,929
CenturyLink, Inc.	4,751	151,842

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Frontier Communications Corp.	10,198	57,007
Level 3 Communications, Inc. *	1,404	74,201
SBA Communications Corp., Class A *	511	51,187
Verizon Communications, Inc.	35,875	1,940,120
Zayo Group Holdings, Inc. *	329	7,975
		4,394,261

Electric Utilities - 0.6%
IDACORP, Inc.	2,050	152,909
OGE Energy Corp.	8,195	234,623
Portland General Electric Co.	3,646	143,981
		531,513

Electrical Equipment - 1.2%
AMETEK, Inc.	1,005	50,230
Eaton Corp. plc	5,522	345,456
Emerson Electric Co.	7,766	422,315
EnerSys	513	28,585
Hubbell, Inc.	429	45,444
Regal-Beloit Corp.	533	33,627
Rockwell Automation, Inc.	887	100,896
		1,026,553

Electronic Equipment & Instruments - 0.5%
Arrow Electronics, Inc. *	798	51,399
Avnet, Inc.	1,154	51,122
Belden, Inc.	117	7,181
Corning, Inc.	9,841	205,579
Dolby Laboratories, Inc., Class A	432	18,775
FEI Co.	160	14,242
Flextronics International Ltd. *	4,813	58,045
FLIR Systems, Inc.	533	17,562
Keysight Technologies, Inc. *	776	21,526
National Instruments Corp.	476	14,332
		459,763

Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	22,710	995,379
Cameron International Corp. *	6,063	406,524
Core Laboratories NV	850	95,549
Dril-Quip, Inc. *	1,275	77,214
Ensco plc, Class A	12,081	125,280
FMC Technologies, Inc. *	11,547	315,926
National Oilwell Varco, Inc.	19,477	605,735
Oceaneering International, Inc.	5,006	166,399
RPC, Inc.	3,097	43,915
Weatherford International plc *	44,978	349,929
		3,181,850

10 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Food & Staples Retailing - 2.3%
Casey's General Stores, Inc.	160	18,131
CVS Health Corp.	7,002	726,317
Kroger Co. (The)	6,785	259,526
PriceSmart, Inc.	74	6,259
Rite Aid Corp. *	7,953	64,817
Sysco Corp.	6,075	283,885
Walgreens Boots Alliance, Inc.	5,588	470,733
Whole Foods Market, Inc.	2,280	70,931
		1,900,599

Food Products - 2.0%
Bunge Ltd.	1,613	91,409
Campbell Soup Co.	1,327	84,649
ConAgra Foods, Inc.	5,043	225,019
Flowers Foods, Inc.	1,103	20,361
General Mills, Inc.	4,216	267,083
J. M. Smucker Co. (The)	850	110,364
Kellogg Co.	2,000	153,100
Kraft Heinz Co. (The)	2,826	222,010
Lancaster Colony Corp.	53	5,860
McCormick & Co., Inc.	660	65,657
Mead Johnson Nutrition Co.	739	62,793
Mondelez International, Inc., Class A	7,473	299,817
Pinnacle Foods, Inc.	623	27,836
Post Holdings, Inc. *	501	34,454
TreeHouse Foods, Inc. *	331	28,714
		1,699,126

Gas Utilities - 1.1%
Atmos Energy Corp.	2,682	199,165
Piedmont Natural Gas Co., Inc.	1,833	109,668
Questar Corp.	7,111	176,353
Southwest Gas Corp.	1,809	119,123
UGI Corp.	7,019	282,796
WGL Holdings, Inc.	670	48,488
		935,593

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	8,490	355,137
Baxter International, Inc.	5,408	222,161
Becton Dickinson and Co.	825	125,251
Boston Scientific Corp. *	4,908	92,319
Cooper Co.'s, Inc. (The)	178	27,407
DENTSPLY SIRONA, Inc.	951	58,610
Hill-Rom Holdings, Inc.	306	15,392
Medtronic plc	7,529	564,675
ResMed, Inc.	457	26,424
St. Jude Medical, Inc.	1,429	78,595
STERIS plc	323	22,949

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Teleflex, Inc.	214	33,600
Varian Medical Systems, Inc. *	327	26,167
West Pharmaceutical Services, Inc.	195	13,517
		1,662,204

Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	809	70,019
Brookdale Senior Living, Inc. *	711	11,291
Cardinal Health, Inc.	3,212	263,236
Cigna Corp.	1,255	172,236
DaVita HealthCare Partners, Inc. *	666	48,871
Envision Healthcare Holdings, Inc. *	615	12,546
Express Scripts Holding Co. *	3,415	234,576
HCA Holdings, Inc. *	1,919	149,778
HealthSouth Corp.	476	17,912
Henry Schein, Inc. *	244	42,122
Humana, Inc.	888	162,460
Laboratory Corporation of America Holdings *	469	54,934
LifePoint Health, Inc. *	264	18,282
McKesson Corp.	1,315	206,784
Patterson Co.'s, Inc.	423	19,682
Quest Diagnostics, Inc.	1,391	99,387
Tenet Healthcare Corp. *	855	24,735
		1,608,851

Health Care Technology - 0.0%
athenahealth, Inc. *	197	27,340

Hotels, Restaurants & Leisure - 0.4%
Aramark	1,337	44,281
Brinker International, Inc.	280	12,866
Cracker Barrel Old Country Store, Inc.	244	37,252
Darden Restaurants, Inc.	1,230	81,549
Royal Caribbean Cruises Ltd.	752	61,777
Starwood Hotels & Resorts Worldwide, Inc.	896	74,753
Wendy's Co. (The)	1,218	13,264
Wyndham Worldwide Corp.	557	42,572
		368,314

Household Durables - 0.6%
CalAtlantic Group, Inc.	791	26,435
Garmin Ltd.	1,166	46,593
Harman International Industries, Inc.	321	28,582
Jarden Corp. *	1,277	75,279
Leggett & Platt, Inc.	589	28,508
Newell Rubbermaid, Inc.	1,211	53,635
PulteGroup, Inc.	2,009	37,589
Tupperware Brands Corp.	442	25,627
Whirlpool Corp.	790	142,469
		464,717

12 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Household Products - 3.9%
Clorox Co. (The)	616	77,653
Colgate-Palmolive Co.	4,368	308,599
Kimberly-Clark Corp.	2,543	342,059
Procter & Gamble Co. (The)	31,148	2,563,792
		3,292,103

Independent Power and Renewable Electricity Producers - 0.6%
AES Corp.	27,117	319,980
NRG Energy, Inc.	12,875	167,504
		487,484

Industrial Conglomerates - 5.3%
3M Co.	3,131	521,719
Carlisle Co.'s, Inc.	461	45,869
Danaher Corp.	2,478	235,063
General Electric Co.	113,224	3,599,391
		4,402,042

Insurance - 5.1%
Aflac, Inc.	4,970	313,806
Alleghany Corp. *	191	94,774
American Financial Group, Inc.	881	61,996
American International Group, Inc.	13,893	750,917
American National Insurance Co.	262	30,261
Aon plc	1,641	171,402
Arch Capital Group Ltd. *	1,515	107,717
Arthur J. Gallagher & Co.	1,454	64,674
Assurant, Inc.	820	63,263
Brown & Brown, Inc.	717	25,669
Cincinnati Financial Corp.	2,014	131,635
Endurance Specialty Holdings Ltd.	815	53,252
Erie Indemnity Co., Class A	355	33,011
Genworth Financial, Inc., Class A *	6,429	17,551
Hanover Insurance Group, Inc. (The)	543	48,989
Hartford Financial Services Group, Inc. (The)	5,112	235,561
Lincoln National Corp.	3,066	120,187
Loews Corp.	3,624	138,654
Marsh & McLennan Cos., Inc.	3,346	203,403
Mercury General Corp.	350	19,425
MetLife, Inc.	11,137	489,360
Principal Financial Group, Inc.	3,742	147,622
Prudential Financial, Inc.	5,784	417,721
Reinsurance Group of America, Inc.	837	80,561
RenaissanceRe Holdings Ltd.	543	65,068
Unum Group	3,066	94,801
White Mountains Insurance Group Ltd.	51	40,933
Willis Towers Watson plc	1,021	121,152
XL Group plc	3,763	138,478
		4,281,843

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. *	1,845	1,095,266
HSN, Inc.	326	17,053
Wayfair, Inc., Class A *	233	10,070
		1,122,389

Internet Software & Services - 0.5%
eBay, Inc. *	6,059	144,568
IAC/InterActiveCorp	460	21,657
Pandora Media, Inc. *	1,938	17,345
Twitter, Inc. *	1,886	31,213
Yahoo!, Inc. *	5,028	185,081
Zillow Group, Inc., Class A *	911	23,276
		423,140

IT Services - 2.7%
Accenture plc, Class A	2,110	243,494
Amdocs Ltd.	599	36,192
Automatic Data Processing, Inc.	1,657	148,649
Booz Allen Hamilton Holding Corp.	637	19,288
Broadridge Financial Solutions, Inc.	319	18,920
Computer Sciences Corp.	1,212	41,681
CoreLogic, Inc. *	225	7,807
Fidelity National Information Services, Inc.	1,290	81,670
International Business Machines Corp.	7,799	1,181,159
Leidos Holdings, Inc.	607	30,544
Paychex, Inc.	1,059	57,197
PayPal Holdings, Inc. *	3,493	134,830
Teradata Corp. *	1,106	29,021
Western Union Co. (The)	4,433	85,513
WEX, Inc. *	118	9,836
Xerox Corp.	8,389	93,621
		2,219,422

Leisure Products - 0.2%
Brunswick Corp.	397	19,048
Hasbro, Inc.	527	42,213
Mattel, Inc.	3,471	116,695
		177,956

Life Sciences - Tools & Services - 0.4%
Agilent Technologies, Inc.	2,212	88,148
Bio-Techne Corp.	115	10,870
Thermo Fisher Scientific, Inc.	1,314	186,049
VWR Corp. *	316	8,551
		293,618

Machinery - 2.5%
AGCO Corp.	837	41,599
CLARCOR, Inc.	322	18,608

14 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Colfax Corp. *	1,057	30,220
Crane Co.	566	30,485
Cummins, Inc.	2,050	225,377
Deere & Co.	3,520	271,005
Donaldson Co., Inc.	936	29,868
Dover Corp.	1,855	119,332
Flowserve Corp.	1,097	48,718
IDEX Corp.	388	32,157
Illinois Tool Works, Inc.	1,871	191,665
Ingersoll-Rand plc	2,150	133,322
ITT Corp.	1,073	39,583
Kennametal, Inc.	956	21,500
Lincoln Electric Holdings, Inc.	537	31,452
Nordson Corp.	234	17,793
Oshkosh Corp.	870	35,557
PACCAR, Inc.	4,181	228,659
Parker-Hannifin Corp.	1,611	178,950
Pentair plc	2,181	118,341
Snap-on, Inc.	240	37,678
Stanley Black & Decker, Inc.	1,059	111,417
Timken Co. (The)	865	28,969
WABCO Holdings, Inc. *	225	24,057
Woodward, Inc.	322	16,750
Xylem, Inc.	1,159	47,403
		2,110,465

Media - 3.2%
Cablevision Systems Corp., Class A	1,106	36,498
CBS Corp., Class B	2,120	116,791
Charter Communications, Inc., Class A *	370	74,899
Cinemark Holdings, Inc.	575	20,602
Comcast Corp., Class A	11,546	705,230
DISH Network Corp., Class A *	1,441	66,661
Interpublic Group of Co.'s, Inc. (The)	1,961	45,005
John Wiley & Sons, Inc., Class A	581	28,405
Madison Square Garden Co. (The), Class A *	151	25,120
Omnicom Group, Inc.	1,531	127,425
Regal Entertainment Group, Class A	890	18,814
Scripps Networks Interactive, Inc., Class A	526	34,453
TEGNA, Inc.	2,239	52,527
Thomson Reuters Corp.	2,160	87,437
Time Warner Cable, Inc.	1,295	264,983
Time Warner, Inc.	4,420	320,671
Tribune Media Co., Class A	822	31,524
Viacom, Inc., Class B	4,075	168,216
Walt Disney Co. (The)	4,888	485,427
		2,710,688

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Metals & Mining - 0.5%
Compass Minerals International, Inc.	277	19,628
Nucor Corp.	4,942	233,757
Reliance Steel & Aluminum Co.	1,082	74,864
Steel Dynamics, Inc.	3,640	81,936
		410,185

Multi-Utilities - 3.5%
Alliant Energy Corp.	4,706	349,562
CenterPoint Energy, Inc.	16,902	353,590
CMS Energy Corp.	7,686	326,194
Consolidated Edison, Inc.	12,162	931,852
Sempra Energy	6,769	704,315
TECO Energy, Inc.	9,610	264,563
		2,930,076

Multiline Retail - 1.1%
Dollar Tree, Inc. *	789	65,061
J.C. Penney Co., Inc. *	3,003	33,213
Kohl's Corp.	1,931	90,004
Macy's, Inc.	3,244	143,028
Nordstrom, Inc.	1,267	72,485
Sears Holdings Corp. *	133	2,036
Target Corp.	6,174	507,997
		913,824

Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy Partners LP Holdings LLC	818	14,773
Columbia Pipeline Group, Inc.	20,668	518,767
Golar LNG Ltd.	4,605	82,752
Oneok, Inc.	10,762	321,353
Spectra Energy Corp.	34,847	1,066,318
		2,003,963

Paper & Forest Products - 0.0%
Domtar Corp.	978	39,609

Personal Products - 0.1%
Edgewell Personal Care Co.	688	55,404
Herbalife Ltd. *	337	20,746
		76,150

Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	6,269	400,464
Eli Lilly & Co.	4,328	311,659
Johnson & Johnson	15,775	1,706,855
Merck & Co., Inc.	16,451	870,422
Pfizer, Inc.	40,568	1,202,436
		4,491,836

16 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Professional Services - 0.1%
Dun & Bradstreet Corp. (The)	216	22,265
Manpowergroup, Inc.	873	71,080
		93,345

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	242	28,391
Realogy Holdings Corp. *	679	24,519
		52,910

Road & Rail - 0.6%
AMERCO	28	10,005
Avis Budget Group, Inc. *	1,030	28,181
Genesee & Wyoming, Inc., Class A *	361	22,635
JB Hunt Transport Services, Inc.	336	28,304
Kansas City Southern	716	61,182
Landstar System, Inc.	262	16,928
Norfolk Southern Corp.	3,585	298,451
Ryder System, Inc.	641	41,524
		507,210

Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	1,046	61,913
Applied Materials, Inc.	3,359	71,144
First Solar, Inc. *	659	45,122
Intel Corp.	28,678	927,733
KLA-Tencor Corp.	1,381	100,550
Marvell Technology Group Ltd.	2,173	22,404
Microchip Technology, Inc.	674	32,487
QUALCOMM, Inc.	13,301	680,213
Teradyne, Inc.	1,149	24,807
Texas Instruments, Inc.	3,286	188,682
		2,155,055

Software - 3.6%
Autodesk, Inc. *	1,011	58,952
CA, Inc.	2,766	85,165
Microsoft Corp.	32,732	1,807,789
Nuance Communications, Inc. *	2,358	44,071
Oracle Corp.	13,397	548,071
Proofpoint, Inc. *	158	8,497
PTC, Inc. *	439	14,557
Qlik Technologies, Inc. *	547	15,819
Salesforce.com, Inc. *	2,836	209,382
ServiceNow, Inc. *	856	52,370
Splunk, Inc. *	472	23,095
Symantec Corp.	5,756	105,795
Workday, Inc., Class A *	546	41,955
		3,015,518

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Specialty Retail - 0.8%
Advance Auto Parts, Inc.	246	39,444
American Eagle Outfitters, Inc.	1,120	18,670
AutoNation, Inc. *	524	24,460
Bed Bath & Beyond, Inc. *	1,031	51,179
Best Buy Co., Inc.	2,840	92,130
CarMax, Inc. *	738	37,712
CST Brands, Inc.	731	27,990
Foot Locker, Inc.	542	34,959
GameStop Corp., Class A	1,050	33,317
Gap, Inc. (The)	2,298	67,561
GNC Holdings, Inc., Class A	686	21,781
Michaels Cos., Inc. (The) *	239	6,685
Office Depot, Inc. *	5,301	37,637
Penske Automotive Group, Inc.	478	18,116
Sally Beauty Holdings, Inc. *	498	16,125
Signet Jewelers Ltd.	281	34,852
Staples, Inc.	6,566	72,423
Tiffany & Co.	608	44,615
Williams-Sonoma, Inc.	356	19,487
		699,143

Technology Hardware, Storage & Peripherals - 0.9%
EMC Corp.	9,576	255,200
HP, Inc.	15,286	188,324
NCR Corp. *	1,168	34,958
NetApp, Inc.	1,454	39,680
SanDisk Corp.	829	63,070
Seagate Technology plc	2,598	89,501
Western Digital Corp.	2,001	94,527
		765,260

Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	2,803	112,372
Columbia Sportswear Co.	105	6,310
PVH Corp.	835	82,715
VF Corp.	1,571	101,738
		303,135

Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. *	4,182	32,076
New York Community Bancorp, Inc.	6,078	96,640
		128,716

Trading Companies & Distributors - 0.3%
Air Lease Corp.	534	17,152
Fastenal Co.	1,275	62,475
MSC Industrial Direct Co., Inc., Class A	730	55,706

18 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
United Rentals, Inc. *	466	28,981
W.W. Grainger, Inc.	382	89,170
		253,484

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	888	59,887

Water Utilities - 0.5%
American Water Works Co., Inc.	4,506	310,599
Aqua America, Inc.	3,565	113,438
		424,037

Wireless Telecommunication Services - 0.2%
Sprint Corp. *	4,012	13,962
T-Mobile US, Inc. *	2,456	94,065
Telephone & Data Systems, Inc.	815	24,523
United States Cellular Corp. *	167	7,630
		140,180

Total Common Stocks (Cost $81,387,397)		83,161,001

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.4%
State Street Bank Time Deposit, 0.278%, 4/1/16	297,737	297,737

Total Time Deposit (Cost $297,737)		297,737

TOTAL INVESTMENTS (Cost $81,685,134) - 100.0%		83,458,738
Other assets and liabilities, net - 0.0%		(11,176)
NET ASSETS - 100.0%		$83,447,562

NOTES TO SCHEDULE OF INVESTMENTS
*	Non-income producing security.

Abbreviations:
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 19

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $81,685,134) - see accompanying schedule	$83,458,738
Cash	720
Receivable for shares sold	61,270
Dividends and interest receivable	112,858
Directors' deferred compensation plan	38,547
Receivable from Calvert Investment Services, Inc.	204
Receivable from Calvert Investment Management, Inc.	3,135
Total assets	83,675,472

LIABILITIES
Payable for securities purchased	95,667
Payable for shares redeemed	14,128
Payable to Calvert Investment Distributors, Inc.	4,023
Directors' deferred compensation plan	38,547
Accrued expenses and other liabilities	75,545
Total liabilities	227,910
NET ASSETS	$83,447,562

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock, with 250,000,000 shares of $0.01 par value shares authorized:
Class A: 1,013,726 shares outstanding	$17,739,215
Class C: 9,899 shares outstanding	189,690
Class I: 3,332,300 shares outstanding	62,439,081
Class Y: 104,409 shares outstanding	1,992,324
Undistributed net investment income	461,995
Accumulated net realized gain (loss)	(1,148,347)
Net unrealized appreciation (depreciation)	1,773,604
NET ASSETS	$83,447,562

NET ASSET VALUE PER SHARE
Class A (based on net assets of $18,932,302)	$18.68
Class C (based on net assets of $184,184)	$18.61
Class I (based on net assets of $62,377,661)	$18.72
Class Y (based on net assets of $1,953,415)	$18.71

See notes to financial statements.

20 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $328)	$918,666
Interest income	566
Total investment income	919,232

Expenses:
Investment advisory fee	50,554
Administrative fees	15,162
Transfer agency fees and expenses	37,838
Distribution Plan expenses:
Class A	10,414
Class C	619
Directors' fees and expenses	1,290
Accounting fees	6,838
Custodian fees	52,158
Professional fees	11,209
Registration fees	27,083
Reports to shareholders	2,120
Miscellaneous	6,678
Total expenses	221,963
Reimbursement from Advisor:
Class A	(19,872)
Class C	(15,653)
Class I	(64,799)
Class Y	(16,378)
Administrative fees waived	(15,162)
Net expenses	90,099
NET INVESTMENT INCOME	829,133

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	(1,134,016)

Change in unrealized appreciation (depreciation)	2,450,506

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,316,490

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,145,623

See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 21

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	PERIOD ENDED SEPTEMBER 30, 2015(a)
Operations:
Net investment income	$829,133	$30,764
Net realized gain (loss)	(1,134,016)	(11,202)
Change in unrealized appreciation (depreciation)	2,450,506	(676,902)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,145,623	(657,340)

Distributions to shareholders from:
Net investment income:
Class A shares	(25,782)	—
Class C shares	(403)	—
Class I shares	(363,525)	—
Class Y shares	(8,192)	—
Net realized gain:
Class A shares	(209)	—
Class C shares	(5)	—
Class I shares	(2,858)	—
Class Y shares	(57)	—
Total distributions	(401,031)	—

Capital share transactions:
Shares sold:
Class A shares	14,474,992	3,872,494
Class C shares	81,542	107,800
Class I shares	62,979,934	2,403,469
Class Y shares	787,461	1,221,400
Reinvestment of distributions:
Class A shares	24,636	—
Class C shares	408	—
Class I shares	366,383	—
Class Y shares	8,249	—
Shares redeemed:
Class A shares	(590,525)	(42,382)
Class C shares	(60)	—
Class I shares	(3,300,705)	(10,000)
Class Y shares	(24,786)	—
Total capital share transactions	74,807,529	7,552,781

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,552,121	6,895,441

NET ASSETS
Beginning of period	6,895,441	—
End of period (including undistributed net investment income of $461,995 and $30,764, respectively)	$83,447,562	$6,895,441
See notes to financial statements.

22 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

	SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	PERIOD ENDED SEPTEMBER 30, 2015(a)
CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	846,832	201,050
Class C shares	4,457	5,423
Class I shares	3,373,655	120,528
Class Y shares	43,251	62,026
Reinvestment of distributions:
Class A shares	1,311	—
Class C shares	22	—
Class I shares	19,468	—
Class Y shares	439	—
Shares redeemed:
Class A shares	(33,140)	(2,327)
Class C shares	(3)	—
Class I shares	(180,793)	(558)
Class Y shares	(1,307)	—
Total capital share activity	4,074,192	386,142

(a) From June 19, 2015 inception.
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 23

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert U.S. Large Cap Value Responsible Index (the “Fund”), a series of The Calvert Responsible Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Calvert Responsible Index Series, Inc. is comprised of five separate series. The operations of each series are accounted for separately. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
The Fund commenced operations on June 19, 2015. The Fund offers four classes of shares of beneficial interest - Classes A, C, I, and Y. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $100,000. The $100,000 minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common stock securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then

24 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At March 31, 2016, no securities were fair valued in good faith under the direction of the Board.
The following table summarizes the market value of the Fund's holdings as of March 31, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$83,161,001	$—	$—	$83,161,001
Time Deposit	—	297,737	—	297,737

TOTAL	$83,161,001	$297,737	$—	$83,458,738

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
There were no transfers between levels during the period.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 25

exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.15%, of the Fund’s average daily net assets.
The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2017. The contractual expense caps are 0.57%, 1.32%, 0.22%, and 0.32% for Class A, C, I, and Y, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, based on the Fund’s average daily net assets.
For the period October 1, 2015 to January 31, 2016, the administrative fee was 0.00%. CIAS and the Fund entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for all classes of the Fund commencing on February 1, 2016. CIAS has contractually agreed to waive 0.12% for all classes of the Fund (the difference between the previous administrative fee and the new 0.12% fee) from February 1, 2016 through January 31, 2018.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed 0.50% and 1.00% annually of average daily net assets of Class A and C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly, of 0.25% and 1.00% of the average daily net assets of Class A and C, respectively. Class I and Class Y shares do not have Distribution Plan expenses.
CID received $3,288 as its portion of commissions charged on sales of the Fund’s Class A shares for the period ended March 31, 2016.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Fund. For its services, CIS received a fee of $129 for the period ended March 31, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $52,000 plus a meeting fee of up to $3,000 for each Board meeting attended. Additional fees of $6,000 annually may be paid to the Committee chairs ($10,000 for the Board chair and the Special Equities Committee chair) and $2,500 annually may be paid to Committee members, plus a Committee meeting fee of $500 for each Committee meeting attended. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Obligations of the Plan will be paid solely out of the Fund’s assets. Directors’ fees are allocated to each of the funds served.

26 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $94,206,006 and $18,025,414, respectively.
As of March 31, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$4,542,464
Unrealized (depreciation)	(2,985,867)
Net unrealized appreciation (depreciation)	$1,556,597
Federal income tax cost of investments	$81,902,141
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2016.
For the six months ended March 31, 2016, borrowing information by the Fund under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$218	1.38%	$39,885	December 2015
NOTE E — SUBSEQUENT EVENTS
In preparing the financial statements as of March 31, 2016, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 27

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS A SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)(b)
Net asset value, beginning	$17.85	$20.00
Income from investment operations:
Net investment income	0.20	0.09
Net realized and unrealized gain (loss)	0.74	(2.24)
Total from investment operations	0.94	(2.15)
Distributions from:
Net investment income	(0.11)	—
Net realized gain	—(c)	—
Total distributions	(0.11)	—
Total increase (decrease) in net asset value	0.83	(2.15)
Net asset value, ending	$18.68	$17.85
Total return (d)	5.24%	(10.75%)
Ratios to average net assets: (e)
Net investment income	2.29%(f)	1.79%(f)
Total expenses	1.12%(f)	7.30%(f)
Net expenses	0.57%(f)	0.57%(f)
Portfolio turnover	29%	3%
Net assets, ending (in thousands)	$18,932	$3,547

(a) Per share figures are calculated using the Average Shares Method.
(b) From June 19, 2015 inception.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

28 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS C SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)(b)
Net asset value, beginning	$17.81	$20.00
Income from investment operations:
Net investment income	0.13	0.05
Net realized and unrealized gain (loss)	0.73	(2.24)
Total from investment operations	0.86	(2.19)
Distributions from:
Net investment income	(0.06)	—
Net realized gain	—(c)	—
Total distributions	(0.06)	—
Total increase (decrease) in net asset value	0.80	(2.19)
Net asset value, ending	$18.61	$17.81
Total return (d)	4.86%	(10.95%)
Ratios to average net assets: (e)
Net investment income	1.45%(f)	0.99%(f)
Total expenses	26.65%(f)	76.12%(f)
Net expenses	1.32%(f)	1.32%(f)
Portfolio turnover	29%	3%
Net assets, ending (in thousands)	$184	$97

(a) Per share figures are calculated using the Average Shares Method.
(b) From June 19, 2015 inception.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 29

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS I SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)(b)
Net asset value, beginning	$17.87	$20.00
Income from investment operations:
Net investment income	0.23	0.11
Net realized and unrealized gain (loss)	0.73	(2.24)
Total from investment operations	0.96	(2.13)
Distributions from:
Net investment income	(0.11)	—
Net realized gain	—(c)	—
Total distributions	(0.11)	—
Total increase (decrease) in net asset value	0.85	(2.13)
Net asset value, ending	$18.72	$17.87
Total return (d)	5.38%	(10.65%)
Ratios to average net assets: (e)
Net investment income	2.49%(f)	2.09%(f)
Total expenses	0.49%(f)	6.88%(f)
Net expenses	0.22%(f)	0.22%(f)
Portfolio turnover	29%	3%
Net assets, ending (in thousands)	$62,378	$2,144

(a) Per share figures are calculated using the Average Shares Method.
(b) From June 19, 2015 inception.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

30 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS Y SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)(b)
Net asset value, beginning	$17.86	$20.00
Income from investment operations:
Net investment income	0.22	0.11
Net realized and unrealized gain (loss)	0.74	(2.25)
Total from investment operations	0.96	(2.14)
Distributions from:
Net investment income	(0.11)	—
Net realized gain	—(c)	—
Total distributions	(0.11)	—
Total increase (decrease) in net asset value	0.85	(2.14)
Net asset value, ending	$18.71	$17.86
Total return (d)	5.36%	(10.70%)
Ratios to average net assets: (e)
Net investment income	2.41%(f)	2.00%(f)
Total expenses	2.73%(f)	11.25%(f)
Net expenses	0.32%(f)	0.32%(f)
Portfolio turnover	29%	3%
Net assets, ending (in thousands)	$1,953	$1,108

(a) Per share figures are calculated using the Average Shares Method.
(b) From June 19, 2015 inception.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 31

PROXY VOTING
The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BASIS FOR BOARD'S APPROVAL OF INVESTMENT ADVISORY CONTRACT
At a meeting held on December 8, 2015 the Board of Directors, and by a separate vote, the disinterested Directors, approved the continuance of the Investment Advisory Agreement between Calvert Responsible Index Series, Inc. and the Advisor with respect to the Fund.
In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Directors reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Fund.
The disinterested Directors were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement. Prior to voting, the disinterested Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.
In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor’s financial condition; the level and method of computing the Fund’s advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the allocation of the Fund’s brokerage, including the Advisor’s process for monitoring “best execution”; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.
In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Directors’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board also took into account the responsible investing research and analysis provided by the Advisor to the Fund. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board took into consideration, among other factors, the effectiveness of the Fund’s and Advisor’s processes, policies and procedures and the Advisor’s personnel. The Board also took into account, among other items, periodic reports received from the Advisor over the past year concerning the Advisor’s ongoing review and enhancement of certain processes, policies and procedures of the Fund and the Advisor. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration

32 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

of the renewal of the Investment Advisory Agreement. This data indicated that the Fund underperformed the Calvert U.S. Large Cap Value Responsible Index and the Russell 1000 Value Index for the quarter-ended September 30, 2015. The data also indicated that the Fund outperformed the average of the funds in its Lipper category for the quarter-ended September 30, 2015. The Board took into account management’s discussion of the Fund’s performance and the limited performance information available given that the Fund had only commended operations in June 2015. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of funds with similar investment objectives and to relevant indices.
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with comparative data for other index funds managed by the Advisor. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for the Fund and that the Advisor was reimbursing a portion of the Fund’s expenses. The Board noted the Advisor’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses, including the cost of providing the responsible investing research and analysis provided by the Advisor. The Board noted that the Fund’s administrator had agreed to implement an administrative fee change effective December 1, 2015, which is expected to reduce the administrative fee paid by certain classes of shares; however, the impact of the fee change is not yet reflected in the Fund’s total expenses. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered.
The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund’s Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide services to the Fund. The Board also noted that the Advisor had reimbursed a portion of the expenses of the Fund. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Fund. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with the Fund was reasonable.
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
In reapproving the Investment Advisory Agreement, the Board, including the disinterested Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Conclusions
The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) the Fund’s performance is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund’s advisory fee is reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 33

This page intentionally left blank.

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND	CALVERT’S FAMILY OF FUNDS
To Open an Account
800-368-2748
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Registered Mail
Calvert Investments
c/o BFDS,
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105
Web Site
calvert.com
Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Large Cap Core Portfolio
Equity Portfolio
Global Value Fund
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Global Equity Income Fund
Emerging Markets Equity Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

Printed on recycled paper using soy inks.

Calvert U.S. Mid Cap Core Responsible Index Fund

Semi-Annual Report March 31, 2016 E-Delivery Sign-Up — Details Inside

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to calvert.com. If you already have an online account at Calvert, click on Login, to access your Account, and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

1	President’s Letter
2	Portfolio Management Discussion
5	Understanding Your Fund’s Expenses
6	Schedule of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
26	Notes to Financial Statements
30	Financial Highlights
34	Proxy Voting
34	Availability of Quarterly Portfolio Holdings
34	Basis for Board's Approval of Investment Advisory Contract

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
Historically, environmental and social initiatives have been accomplished through the singular passage of legislation designed to remediate the impact of one significant influence on a singular populace. Commencing with the anti-deforestation efforts in 1842, followed by environmental legislation in industrialized nations to regulate smoke pollution in 1863, arguably, a predecessor to the ubiquitous stop smoking campaigns of today; the previous approach, put forth largely by developed nations, served to the benefit of their citizens and not the rest of the Earth's populace - the majority.
However, the year of 2015 marked a dynamic and exciting shift in the resolution of contemporary environmental and social causes - global leaders from all facets of society, collectively, took action to create global policy platforms with far reaching agendas designed to accelerate our global society's evolution towards a more sustainable and inclusive state. The Pope's Encyclical, issued June 18, 2015, called for the establishment of a new partnership between science and religion to combat human-driven climate change. The United Nations formalized the United Nations Sustainable Development Goals, which included seventeen Sustainable Development Goals (SDGs) geared towards dramatically reducing poverty, fighting inequality and injustice, and tackling climate change by 2030. The COP 21 (Conference of Parties to the 21 session of the United Nations Framework Convention on Climate Change) introduced a historic agreement to combat climate change and accelerate both the action and investment needed for a sustainable low carbon future. Indeed, these are a mere few examples of the broad reaching directives recently initiated in order to encourage action and stress accountability.
Additionally, and importantly, resolution has not only been limited to direct impact policy changes, but also by investors’ behavior and preference. Recognizing the demand by investors to be influencers of change through their capital allocations, the United States Department of Labor (“DOL”) issued Interpretive Bulletin (“IB”) 2015-01 in October of 2015. This bulletin updated and clarified the DOL’s position on how fiduciary investors may best utilize knowledge of a prospective investment’s key environmental, social and governance indicators when making investment decisions for retirement plans. Essentially, the DOL has created a platform that allows fiduciaries to utilize ESG information in their investment decisions regarding a variety of retirement assets, including, but not limited to, IRA accounts; 401(K) accounts; and retirement accounts monitored by a company or union. This legislation is a powerful and fundamental change, especially given- retirement assets represent over $24 trillion and, thus if purposefully directed, may effect meaningful impact. IB 2015-01 is an exciting development in the world of socially responsible investing as it will provide access to vast amounts of capital that can be used to encourage and facilitate better corporate practices.
Change is here. Our challenge, collectively as socially conscious investors, will be to maintain its momentum and focus. Through your investment in the Calvert Funds you are engaged and influential in this movement. By allocating capital only to the best environmentally and socially governed corporations, we-alongside you, encourage good corporate citizenry. Our shareholder advocacy efforts, which fundamentally represent you as a shareholder, consistently monitor and challenge poor corporate policy, thus effecting positive outcomes. Through your support, we are able to partner with academics and industry renowned technicians to produce innovative research that will help to provide both better ESG investment solutions and a more lasting impact.
This is an exciting time and we at Calvert appreciate servicing you, as fund shareholders, and look forward to the future together as we navigate the waters of progress.
Respectfully,
John Streur
May 2016

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 1

PORTFOLIO MANAGEMENT DISCUSSION

Laurie Webster, CFA V.P. Investment Operations and Indexing	Dale R. Stout, CFA Index Portfolio Manager and Senior Analyst
Lise Bernhard Director Investment Operations and Indexing
Market Review
Equity markets rose for the six-month period ending from September 30, 2015 through March 31, 2016 with the Russell 1000 Index up 7.7%, the MSCI EAFE up 1.6% and Russell 2000 up 2.0%. The positive returns masked the market volatility that played out over the period. Markets fell sharply at different points over the six months over concerns of global economic weaknesses, falling commodity prices, and implications of plunging oil prices as oil prices sank below $40/barrel, and rallied on Chinese stimulus, more easing from Central banks globally and dovish comments from the Fed after raising the target range for the federal funds rate after seven years of a zero interest-rate policy. The U.S. continues to be bright spot as compared to the rest of the world as strong macroeconomic data highlighted healthy labor markets and improving consumer sentiment.
By the end of the first quarter of 2016, the Fed’s incrementally cautious outlook triggered a decline in the U.S. dollar, which provided a further lift to commodity prices, including oil, which rebounded in lock-step with equity markets. Emerging markets (EM) similarly benefited from the weaker dollar while economic data for China showed signs of stabilization during the first quarter, enabling EM stocks to rebound. On the other hand, additional monetary easing by the European Central Bank and Bank of Japan was eventually met by investor skepticism as European and Japanese equities continued to struggle.
Market Outlook
We remain constructive on the U.S. economy over the medium-to-long-run, but are taking a more cautious approach to equity markets in the near-term. With equity valuations above historical averages, markets are more vulnerable to shocks from some of the negative catalysts currently in the global economy, such as slowing growth in China and increased geopolitical risk. Continued economic growth in the United States should allow the Fed to continue on its tightening path, though policy will likely remain very accommodative. This contrasts with other global central banks which remain in easing mode to battle weaker economies and currencies. As U.S. policy diverges further from the rest of the world, global market volatility will likely remain elevated.

Laurie Webster, CFA	Dale R. Stout, CFA

Lise Bernhard
Calvert Investment Management, Inc.
May 2016

2 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
MARCH 31, 2016

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Consumer Discretionary	17.4%
Information Technology	16.3%
Industrials	14.3%
Financials	12.8%
Health Care	11.5%
Utilities	7.6%
Consumer Staples	6.7%
Energy	6.0%
Materials	5.7%
Telecommunication Services	1.1%
Short-Term Investments	0.6%
Total	100%

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
MARCH 31, 2016

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV)
SINCE INCEPTION 10/30/2015 THROUGH 3/31/16
Class A	-1.12%
Class C	-1.44%
Class I	-1.01%
Class Y	-1.03%
Calvert U.S. Mid Cap Core Responsible Index	-0.69%
Russell Midcap Index	-0.24%
Lipper Mid-Cap Core Funds Average	-1.56%

Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charges.

TEN LARGEST STOCK HOLDINGS	% OF NET ASSETS
Consolidated Edison, Inc.	1.3%
Spectra Energy Corp.	1.3%
Cameron International Corp.	0.8%
National Oilwell Varco, Inc.	0.7%
American Water Works Co., Inc.	0.7%
CMS Energy Corp.	0.7%
Waste Management, Inc.	0.7%
Sysco Corp.	0.6%
Columbia Pipeline Group, Inc.	0.6%
Boston Scientific Corp.	0.6%
Total	8.0%

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 3

Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results shown are for Class A shares, reflect the deduction of the maximum front-end Class A sales charge of 4.75%, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The value of an investment in a different share class would be different.

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
MARCH 31, 2016
TOTAL RETURNS	Ticker Symbol	Since Inception (10/30/2015)
Class A (with max. load)	CMJAX	-5.83%
Class C (with max. load)	CMJCX	-2.42%
Class I	CMJIX	-1.01%
Class Y	CMJYX	-1.03%
Calvert U.S. Mid Cap Core Responsible Index		-0.69%
Russell Midcap Index		-0.24%
Lipper Mid-Cap Core Funds Average		-1.56%

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions, and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data, including most recent month-end, visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.79%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

4 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

UNDERSTANDING YOUR FUND’S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 30, 2015 to March 31, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
The fund may charge an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/30/15#	ENDING ACCOUNT VALUE 3/31/16	EXPENSES PAID DURING PERIOD* 10/30/15 - 3/31/16
Class A
Actual	0.57%	$1,000.00	$988.80	$2.34
Hypothetical (5% return per year before expenses)	0.57%	$1,000.00	$1,018.28	$2.37
Class C
Actual	1.32%	$1,000.00	$985.60	$5.41
Hypothetical (5% return per year before expenses)	1.32%	$1,000.00	$1,015.18	$5.49
Class I
Actual	0.22%	$1,000.00	$989.90	$0.90
Hypothetical (5% return per year before expenses)	0.22%	$1,000.00	$1,019.72	$0.92
Class Y
Actual	0.32%	$1,000.00	$989.70	$1.31
Hypothetical (5% return per year before expenses)	0.32%	$1,000.00	$1,019.31	$1.33

# From October 30, 2015 inception.
* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 151/366 (to reflect from inception to period end). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 5

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.0%
Aerospace & Defense - 1.0%
B/E Aerospace, Inc.	203	9,363
HEICO Corp.	87	5,231
Hexcel Corp.	185	8,087
Rockwell Collins, Inc.	263	24,251
Spirit AeroSystems Holdings, Inc., Class A *	262	11,884
TransDigm Group, Inc. *	100	22,034
		80,850

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	285	21,156
Expeditors International of Washington, Inc.	362	17,669
XPO Logistics, Inc. *	194	5,956
		44,781

Airlines - 0.5%
Alaska Air Group, Inc.	250	20,505
JetBlue Airways Corp. *	637	13,454
Spirit Airlines, Inc. *	142	6,813
		40,772

Auto Components - 0.5%
BorgWarner, Inc.	408	15,667
Lear Corp.	139	15,453
Tenneco, Inc. *	104	5,357
Visteon Corp.	73	5,810
		42,287

Automobiles - 0.3%
Harley-Davidson, Inc.	344	17,657
Thor Industries, Inc.	88	5,612
		23,269

Banks - 3.8%
Associated Banc-Corp.	274	4,916
Bank of Hawaii Corp.	79	5,394
Bank of the Ozarks, Inc.	155	6,505
BankUnited, Inc.	188	6,475
BOK Financial Corp.	37	2,021
CIT Group, Inc.	368	11,419
Citizens Financial Group, Inc.	987	20,678
Comerica, Inc.	322	12,194
Commerce Bancshares, Inc.	158	7,102
Cullen/Frost Bankers, Inc.	101	5,566
East West Bancorp, Inc.	265	8,607
First Citizens BancShares, Inc., Class A	15	3,766

6 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
First Horizon National Corp.	435	5,698
First Niagara Financial Group, Inc.	654	6,331
First Republic Bank	272	18,126
FirstMerit Corp.	304	6,399
Home BancShares, Inc.	110	4,504
Huntington Bancshares, Inc.	1,462	13,947
Investors Bancorp, Inc.	620	7,217
KeyCorp	1,564	17,267
M&T Bank Corp.	267	29,637
PacWest Bancorp	216	8,024
People's United Financial, Inc.	575	9,160
Popular, Inc.	191	5,465
PrivateBancorp, Inc.	140	5,404
Prosperity Bancshares, Inc.	123	5,706
Regions Financial Corp.	2,388	18,746
Signature Bank *	96	13,068
SVB Financial Group *	96	9,797
Synovus Financial Corp.	221	6,389
Umpqua Holdings Corp.	405	6,423
Webster Financial Corp.	169	6,067
Western Alliance Bancorp *	173	5,775
Zions Bancorporation	376	9,103
		312,896

Beverages - 0.7%
Coca-Cola Enterprises, Inc.	445	22,579
Dr Pepper Snapple Group, Inc.	397	35,500
		58,079

Biotechnology - 2.0%
Agios Pharmaceuticals, Inc. *	56	2,274
Alnylam Pharmaceuticals, Inc. *	142	8,913
Anacor Pharmaceuticals, Inc. *	77	4,116
Baxalta, Inc.	1,132	45,733
BioMarin Pharmaceutical, Inc. *	304	25,074
Bluebird Bio, Inc. *	65	2,762
Cepheid *	136	4,537
Dyax Corp. CVR *(a)	151	168
Incyte Corp. *	315	22,828
Intercept Pharmaceuticals, Inc. *	31	3,982
Ionis Pharmaceuticals, Inc. *	229	9,274
Juno Therapeutics, Inc. *	139	5,294
Medivation, Inc. *	310	14,254
Myriad Genetics, Inc. *	135	5,053
Puma Biotechnology, Inc. *	53	1,557
Seattle Genetics, Inc. *	186	6,527
		162,346

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Building Products - 0.8%
Allegion plc	191	12,169
Armstrong World Industries, Inc. *	81	3,918
Lennox International, Inc.	83	11,221
Masco Corp.	667	20,977
Owens Corning	220	10,401
USG Corp. *	182	4,515
		63,201

Capital Markets - 3.0%
Affiliated Managers Group, Inc. *	100	16,240
Ameriprise Financial, Inc.	298	28,015
Artisan Partners Asset Management, Inc., Class A	132	4,071
E*Trade Financial Corp. *	522	12,784
Eaton Vance Corp.	205	6,872
Federated Investors, Inc., Class B	172	4,962
Interactive Brokers Group, Inc., Class A	707	27,799
Invesco Ltd.	767	23,601
Legg Mason, Inc.	199	6,901
LPL Financial Holdings, Inc.	148	3,670
Northern Trust Corp.	398	25,938
NorthStar Asset Management Group, Inc.	344	3,904
Raymond James Financial, Inc.	234	11,141
SEI Investments Co.	273	11,753
Stifel Financial Corp. *	124	3,670
T. Rowe Price Group, Inc.	450	33,057
TD Ameritrade Holding Corp.	462	14,567
Virtu Financial, Inc., Class A	165	3,648
WisdomTree Investments, Inc.	216	2,469
		245,062

Chemicals - 2.3%
Albemarle Corp.	352	22,503
Axalta Coating Systems Ltd. *	448	13,082
Cabot Corp.	178	8,603
Celanese Corp., Series A	460	30,130
Eastman Chemical Co.	429	30,987
International Flavors & Fragrances, Inc.	247	28,101
Mosaic Co. (The)	1,103	29,781
NewMarket Corp.	29	11,491
PolyOne Corp.	263	7,956
Sensient Technologies Corp.	138	8,757
		191,391

Commercial Services & Supplies - 1.7%
ADT Corp. (The)	329	13,575
Cintas Corp.	171	15,357
Clean Harbors, Inc. *	101	4,983
KAR Auction Services, Inc.	276	10,527
Pitney Bowes, Inc.	384	8,271

8 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Tyco International plc	849	31,167
Waste Management, Inc.	895	52,805
		136,685

Communications Equipment - 1.2%
Arista Networks, Inc. *	71	4,480
ARRIS International plc *	350	8,022
Brocade Communications Systems, Inc.	730	7,723
Ciena Corp. *	247	4,698
CommScope Holding Co., Inc. *	232	6,478
EchoStar Corp., Class A *	168	7,441
F5 Networks, Inc. *	126	13,337
Infinera Corp. *	254	4,079
Juniper Networks, Inc.	684	17,449
Motorola Solutions, Inc.	300	22,710
ViaSat, Inc. *	82	6,025
		102,442

Construction & Engineering - 0.2%
Quanta Services, Inc. *	316	7,129
Valmont Industries, Inc.	43	5,325
		12,454

Consumer Finance - 0.5%
Ally Financial, Inc. *	826	15,463
Credit Acceptance Corp. *	14	2,542
LendingClub Corp. *	592	4,913
Navient Corp.	632	7,565
OneMain Holdings, Inc. *	97	2,661
SLM Corp. *	783	4,980
		38,124

Containers & Packaging - 2.2%
Avery Dennison Corp.	279	20,119
Ball Corp.	432	30,797
Bemis Co., Inc.	294	15,223
Berry Plastics Group, Inc. *	374	13,520
Crown Holdings, Inc. *	431	21,373
Graphic Packaging Holding Co.	989	12,709
Owens-Illinois, Inc. *	498	7,948
Sealed Air Corp.	608	29,190
WestRock Co.	796	31,068
		181,947

Distributors - 0.5%
Genuine Parts Co.	273	27,125
LKQ Corp. *	521	16,636
		43,761

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. *	78	5,053
Graham Holdings Co., Class B	10	4,800
Houghton Mifflin Harcourt Co. *	229	4,566
ServiceMaster Global Holdings, Inc. *	253	9,533
		23,952

Diversified Financial Services - 1.1%
CBOE Holdings, Inc.	152	9,930
FactSet Research Systems, Inc.	70	10,607
Leucadia National Corp.	596	9,637
Moody's Corp.	316	30,513
Morningstar, Inc.	33	2,913
MSCI, Inc.	171	12,668
Voya Financial, Inc.	387	11,521
		87,789

Diversified Telecommunication Services - 1.0%
CenturyLink, Inc.	812	25,951
Frontier Communications Corp.	1,724	9,637
Level 3 Communications, Inc. *	434	22,937
SBA Communications Corp., Class A *	186	18,632
Zayo Group Holdings, Inc. *	167	4,048
		81,205

Electric Utilities - 0.7%
IDACORP, Inc.	236	17,603
OGE Energy Corp.	942	26,970
Portland General Electric Co.	417	16,467
		61,040

Electrical Equipment - 1.3%
Acuity Brands, Inc.	87	18,978
AMETEK, Inc.	467	23,341
EnerSys	85	4,736
Hubbell, Inc.	113	11,970
Regal-Beloit Corp.	88	5,552
Rockwell Automation, Inc.	263	29,916
Sensata Technologies Holding NV *	340	13,206
SolarCity Corp. *	124	3,048
		110,747

Electronic Equipment & Instruments - 1.6%
Amphenol Corp., Class A	566	32,726
Arrow Electronics, Inc. *	165	10,628
Avnet, Inc.	239	10,588
Belden, Inc.	76	4,665
Dolby Laboratories, Inc., Class A	177	7,692
FEI Co.	75	6,676
Fitbit, Inc., Class A *	289	4,378

10 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Flextronics International Ltd. *	995	12,000
FLIR Systems, Inc.	248	8,172
IPG Photonics Corp. *	65	6,245
Keysight Technologies, Inc. *	314	8,710
National Instruments Corp.	210	6,323
Trimble Navigation Ltd. *	459	11,383
		130,186

Energy Equipment & Services - 3.1%
Cameron International Corp. *	966	64,770
Core Laboratories NV	213	23,943
Dril-Quip, Inc. *	191	11,567
Ensco plc, Class A	1,189	12,330
FMC Technologies, Inc. *	1,136	31,081
National Oilwell Varco, Inc.	1,912	59,463
Oceaneering International, Inc.	490	16,288
RPC, Inc.	303	4,297
Weatherford International plc *	4,427	34,442
		258,181

Food & Staples Retailing - 1.4%
Casey's General Stores, Inc.	82	9,292
PriceSmart, Inc.	41	3,468
Rite Aid Corp. *	2,218	18,077
Sprouts Farmers Market, Inc. *	298	8,654
Sysco Corp.	1,110	51,870
Whole Foods Market, Inc.	687	21,372
		112,733

Food Products - 3.8%
Bunge Ltd.	295	16,718
Campbell Soup Co.	440	28,068
ConAgra Foods, Inc.	921	41,095
Flowers Foods, Inc.	392	7,236
Hain Celestial Group, Inc. (The) *	213	8,714
Hormel Foods Corp.	577	24,949
J. M. Smucker Co. (The)	245	31,811
Kellogg Co.	540	41,337
Lancaster Colony Corp.	41	4,533
McCormick & Co., Inc.	265	26,362
Mead Johnson Nutrition Co.	396	33,648
Pinnacle Foods, Inc.	244	10,902
Post Holdings, Inc. *	141	9,697
TreeHouse Foods, Inc. *	117	10,150
WhiteWave Foods Co. (The) *	369	14,996
		310,216

Gas Utilities - 1.7%
Atmos Energy Corp.	479	35,571
Piedmont Natural Gas Co., Inc.	380	22,735

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Questar Corp.	820	20,336
Southwest Gas Corp.	209	13,763
UGI Corp.	807	32,514
WGL Holdings, Inc.	233	16,862
		141,781

Health Care Equipment & Supplies - 4.0%
ABIOMED, Inc. *	74	7,016
Align Technology, Inc. *	136	9,886
Baxter International, Inc.	1,053	43,257
Boston Scientific Corp. *	2,580	48,530
Cooper Co.'s, Inc. (The)	92	14,165
DENTSPLY SIRONA, Inc.	463	28,535
DexCom, Inc. *	152	10,322
Edwards Lifesciences Corp. *	410	36,166
Hill-Rom Holdings, Inc.	115	5,785
Hologic, Inc. *	496	17,112
IDEXX Laboratories, Inc. *	169	13,236
ResMed, Inc.	265	15,322
St. Jude Medical, Inc.	535	29,425
STERIS plc	162	11,510
Teleflex, Inc.	80	12,561
Varian Medical Systems, Inc. *	184	14,724
West Pharmaceutical Services, Inc.	135	9,358
		326,910

Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc. *	139	7,660
AmerisourceBergen Corp.	374	32,370
Amsurg Corp. *	102	7,609
Brookdale Senior Living, Inc. *	346	5,495
Centene Corp. *	378	23,262
DaVita HealthCare Partners, Inc. *	313	22,968
Envision Healthcare Holdings, Inc. *	355	7,242
HealthSouth Corp.	165	6,209
Henry Schein, Inc. *	155	26,758
Laboratory Corporation of America Holdings *	195	22,840
LifePoint Health, Inc. *	80	5,540
Mednax, Inc. *	176	11,373
Molina Healthcare, Inc. *	82	5,288
Patterson Co.'s, Inc.	161	7,491
Premier, Inc., Class A *	268	8,941
Quest Diagnostics, Inc.	275	19,649
Team Health Holdings, Inc. *	140	5,853
Tenet Healthcare Corp. *	151	4,368
VCA, Inc. *	148	8,538
		239,454

12 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Health Care Technology - 0.6%
athenahealth, Inc. *	73	10,131
Cerner Corp. *	580	30,717
IMS Health Holdings, Inc. *	228	6,053
Veeva Systems, Inc., Class A *	222	5,559
		52,460

Hotels, Restaurants & Leisure - 2.9%
Aramark	419	13,877
Brinker International, Inc.	105	4,825
Chipotle Mexican Grill, Inc. *	56	26,374
Cracker Barrel Old Country Store, Inc.	44	6,718
Darden Restaurants, Inc.	224	14,851
Domino's Pizza, Inc.	93	12,263
Dunkin' Brands Group, Inc.	170	8,019
Hyatt Hotels Corp., Class A *	236	11,680
Marriott International, Inc., Class A	303	21,568
Norwegian Cruise Line Holdings Ltd. *	294	16,255
Panera Bread Co., Class A *	45	9,217
Royal Caribbean Cruises Ltd.	319	26,206
Six Flags Entertainment Corp.	133	7,380
Starwood Hotels & Resorts Worldwide, Inc.	315	26,280
Vail Resorts, Inc.	67	8,958
Wendy's Co. (The)	393	4,280
Wyndham Worldwide Corp.	207	15,821
		234,572

Household Durables - 1.9%
CalAtlantic Group, Inc.	144	4,813
Garmin Ltd.	212	8,472
GoPro, Inc., Class A *	204	2,440
Harman International Industries, Inc.	132	11,753
Jarden Corp. *	391	23,049
Leggett & Platt, Inc.	246	11,906
Mohawk Industries, Inc. *	115	21,954
Newell Rubbermaid, Inc.	500	22,145
PulteGroup, Inc.	579	10,833
Tempur Sealy International, Inc. *	100	6,079
Tupperware Brands Corp.	80	4,638
Whirlpool Corp.	144	25,969
		154,051

Household Products - 0.4%
Clorox Co. (The)	274	34,540

Independent Power and Renewable Electricity Producers - 0.7%
AES Corp.	3,117	36,780
NRG Energy, Inc.	1,485	19,320
		56,100

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Industrial Conglomerates - 0.6%
Carlisle Co.'s, Inc.	126	12,537
Roper Technologies, Inc.	200	36,554
		49,091

Insurance - 3.7%
Alleghany Corp. *	28	13,894
American Financial Group, Inc.	127	8,937
American National Insurance Co.	37	4,273
Arch Capital Group Ltd. *	218	15,500
Arthur J. Gallagher & Co.	324	14,412
Assurant, Inc.	118	9,104
Brown & Brown, Inc.	213	7,625
Cincinnati Financial Corp.	292	19,085
Endurance Specialty Holdings Ltd.	118	7,710
Erie Indemnity Co., Class A	51	4,742
Genworth Financial, Inc., Class A *	929	2,536
Hanover Insurance Group, Inc. (The)	78	7,037
Hartford Financial Services Group, Inc. (The)	742	34,191
Lincoln National Corp.	448	17,562
Loews Corp.	526	20,125
Mercury General Corp.	51	2,831
Principal Financial Group, Inc.	543	21,421
Reinsurance Group of America, Inc.	120	11,550
RenaissanceRe Holdings Ltd.	78	9,347
Unum Group	441	13,636
White Mountains Insurance Group Ltd.	7	5,618
Willis Towers Watson plc	245	29,072
XL Group plc	543	19,982
		300,190

Internet & Catalog Retail - 0.6%
Expedia, Inc.	249	26,847
HSN, Inc.	59	3,086
TripAdvisor, Inc. *	233	15,495
Wayfair, Inc., Class A *	103	4,452
		49,880

Internet Software & Services - 1.1%
Akamai Technologies, Inc. *	318	17,671
CoStar Group, Inc. *	58	10,914
IAC/InterActiveCorp	150	7,062
j2 Global, Inc.	85	5,234
Pandora Media, Inc. *	394	3,526
Rackspace Hosting, Inc. *	203	4,383
Twitter, Inc. *	1,013	16,765
VeriSign, Inc. *	176	15,583
Yelp, Inc. *	138	2,744
Zillow Group, Inc., Class A *	303	7,742
		91,624

14 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
IT Services - 4.4%
Alliance Data Systems Corp. *	106	23,320
Amdocs Ltd.	276	16,676
Black Knight Financial Services, Inc., Class A *	94	2,917
Booz Allen Hamilton Holding Corp.	209	6,329
Broadridge Financial Solutions, Inc.	217	12,870
Computer Sciences Corp.	252	8,666
CoreLogic, Inc. *	160	5,552
EPAM Systems, Inc. *	86	6,422
Euronet Worldwide, Inc. *	93	6,892
Fidelity National Information Services, Inc.	586	37,100
Fiserv, Inc. *	410	42,058
Gartner, Inc. *	147	13,134
Genpact Ltd. *	279	7,586
Global Payments, Inc.	234	15,280
Jack Henry & Associates, Inc.	144	12,178
Leidos Holdings, Inc.	129	6,491
MAXIMUS, Inc.	117	6,159
Paychex, Inc.	594	32,082
Sabre Corp.	363	10,498
Syntel, Inc. *	59	2,946
Teradata Corp. *	233	6,114
Total System Services, Inc.	303	14,417
Vantiv, Inc., Class A *	349	18,804
Western Union Co. (The)	925	17,843
WEX, Inc. *	69	5,752
Xerox Corp.	1,739	19,407
		357,493

Leisure Products - 0.6%
Brunswick Corp.	167	8,013
Hasbro, Inc.	208	16,661
Mattel, Inc.	638	21,449
		46,123

Life Sciences - Tools & Services - 1.4%
Agilent Technologies, Inc.	631	25,145
Bio-Techne Corp.	70	6,616
Bruker Corp.	202	5,656
Charles River Laboratories International, Inc. *	88	6,683
Mettler-Toledo International, Inc. *	51	17,583
PAREXEL International Corp. *	101	6,336
PerkinElmer, Inc.	209	10,337
Quintiles Transnational Holdings, Inc. *	150	9,765
VWR Corp. *	116	3,139
Waters Corp. *	149	19,656
		110,916

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Machinery - 4.7%
AGCO Corp.	139	6,908
CLARCOR, Inc.	96	5,548
Colfax Corp. *	175	5,003
Crane Co.	94	5,063
Cummins, Inc.	343	37,709
Donaldson Co., Inc.	261	8,328
Dover Corp.	308	19,814
Flowserve Corp.	258	11,458
Graco, Inc.	109	9,152
IDEX Corp.	152	12,598
Ingersoll-Rand plc	515	31,935
ITT Corp.	178	6,566
Kennametal, Inc.	158	3,553
Lincoln Electric Holdings, Inc.	130	7,614
Middleby Corp. (The) *	113	12,065
Nordson Corp.	97	7,376
Oshkosh Corp.	144	5,885
PACCAR, Inc.	692	37,845
Parker-Hannifin Corp.	269	29,881
Pentair plc	361	19,588
Snap-on, Inc.	116	18,211
Stanley Black & Decker, Inc.	299	31,458
Timken Co. (The)	142	4,756
WABCO Holdings, Inc. *	106	11,334
Wabtec Corp.	175	13,876
Woodward, Inc.	111	5,774
Xylem, Inc.	355	14,519
		383,817

Media - 3.0%
AMC Networks, Inc., Class A *	133	8,637
Cablevision Systems Corp., Class A	497	16,401
Charter Communications, Inc., Class A *	136	27,530
Cinemark Holdings, Inc.	196	7,023
Interpublic Group of Co.'s, Inc. (The)	752	17,258
John Wiley & Sons, Inc., Class A	106	5,182
Liberty Broadband Corp., Class A *	188	10,934
Liberty Media Corp., Class A *	520	20,088
Lions Gate Entertainment Corp.	215	4,698
Madison Square Garden Co. (The), Class A *	45	7,486
Omnicom Group, Inc.	447	37,204
Regal Entertainment Group, Class A	177	3,742
Scripps Networks Interactive, Inc., Class A	202	13,231
Sinclair Broadcast Group, Inc., Class A	174	5,350
Sirius XM Holdings, Inc. *	3,589	14,177
TEGNA, Inc.	409	9,595
Tribune Media Co., Class A	146	5,599
Viacom, Inc., Class B	746	30,795
		244,930

16 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Metals & Mining - 1.0%
Compass Minerals International, Inc.	104	7,370
Nucor Corp.	994	47,016
Reliance Steel & Aluminum Co.	216	14,945
Steel Dynamics, Inc.	732	16,477
		85,808

Multi-Utilities - 3.3%
Alliant Energy Corp.	539	40,037
CenterPoint Energy, Inc.	1,943	40,647
CMS Energy Corp.	1,309	55,554
Consolidated Edison, Inc.	1,395	106,885
TECO Energy, Inc.	1,105	30,421
		273,544

Multiline Retail - 1.2%
Dollar Tree, Inc. *	424	34,963
J.C. Penney Co., Inc. *	546	6,039
Kohl's Corp.	352	16,407
Macy's, Inc.	590	26,013
Nordstrom, Inc.	231	13,215
Sears Holdings Corp. *	41	628
		97,265

Oil, Gas & Consumable Fuels - 2.8%
Cheniere Energy Partners LP Holdings LLC	233	4,208
Cheniere Energy, Inc. *	988	33,424
Columbia Pipeline Group, Inc.	2,027	50,878
Golar LNG Ltd.	451	8,104
Oneok, Inc.	1,063	31,741
Spectra Energy Corp.	3,421	104,683
		233,038

Paper & Forest Products - 0.1%
Domtar Corp.	194	7,857

Personal Products - 0.4%
Coty, Inc., Class A	406	11,299
Edgewell Personal Care Co.	124	9,986
Herbalife Ltd. *	148	9,111
		30,396

Pharmaceuticals - 0.6%
Catalent, Inc. *	182	4,854
Impax Laboratories, Inc. *	131	4,195
Zoetis, Inc.	877	38,877
		47,926

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Professional Services - 0.9%
Dun & Bradstreet Corp. (The)	72	7,422
IHS, Inc., Class A *	134	16,637
Manpowergroup, Inc.	145	11,806
Robert Half International, Inc.	254	11,831
Verisk Analytics, Inc. *	312	24,935
		72,631

Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A *	545	15,707
Howard Hughes Corp. (The) *	67	7,095
Jones Lang LaSalle, Inc.	83	9,737
Realogy Holdings Corp. *	271	9,786
		42,325

Road & Rail - 0.9%
AMERCO	12	4,288
Avis Budget Group, Inc. *	171	4,679
Genesee & Wyoming, Inc., Class A *	113	7,085
JB Hunt Transport Services, Inc.	176	14,826
Kansas City Southern	216	18,457
Landstar System, Inc.	84	5,427
Old Dominion Freight Line, Inc. *	139	9,677
Ryder System, Inc.	106	6,867
		71,306

Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	568	33,620
Applied Materials, Inc.	2,079	44,033
Atmel Corp.	753	6,114
Cavium, Inc. *	102	6,238
First Solar, Inc. *	137	9,381
Integrated Device Technology, Inc. *	246	5,028
KLA-Tencor Corp.	284	20,678
Lam Research Corp.	292	24,119
Marvell Technology Group Ltd.	789	8,135
Microchip Technology, Inc.	367	17,690
NVIDIA Corp.	937	33,385
ON Semiconductor Corp. *	743	7,125
Skyworks Solutions, Inc.	353	27,499
Teradyne, Inc.	373	8,053
		251,098

Software - 3.8%
ANSYS, Inc. *	160	14,314
Autodesk, Inc. *	415	24,199
CA, Inc.	577	17,766
Cadence Design Systems, Inc. *	553	13,040
CDK Global, Inc.	284	13,220
Citrix Systems, Inc. *	268	21,059

18 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Electronic Arts, Inc. *	555	36,691
Fair Isaac Corp.	56	5,941
Fortinet, Inc. *	262	8,025
Manhattan Associates, Inc. *	132	7,507
NetSuite, Inc. *	71	4,863
Nuance Communications, Inc. *	488	9,121
Proofpoint, Inc. *	72	3,872
PTC, Inc. *	208	6,897
Qlik Technologies, Inc. *	169	4,887
ServiceNow, Inc. *	284	17,375
Splunk, Inc. *	233	11,401
SS&C Technologies Holdings, Inc.	162	10,274
Symantec Corp.	1,201	22,074
Synopsys, Inc. *	275	13,321
Take-Two Interactive Software, Inc. *	152	5,726
Ultimate Software Group, Inc. (The) *	50	9,675
Verint Systems, Inc. *	113	3,772
Workday, Inc., Class A *	342	26,279
		311,299

Specialty Retail - 3.7%
Advance Auto Parts, Inc.	134	21,486
American Eagle Outfitters, Inc.	310	5,168
AutoNation, Inc. *	138	6,442
Bed Bath & Beyond, Inc. *	297	14,743
Best Buy Co., Inc.	522	16,934
Burlington Stores, Inc. *	132	7,424
CarMax, Inc. *	366	18,703
CST Brands, Inc.	136	5,207
Foot Locker, Inc.	254	16,383
GameStop Corp., Class A	191	6,060
Gap, Inc. (The)	418	12,289
GNC Holdings, Inc., Class A	141	4,477
Lithia Motors, Inc., Class A	46	4,017
Michaels Cos., Inc. (The) *	142	3,972
Office Depot, Inc. *	1,023	7,263
Penske Automotive Group, Inc.	75	2,842
Restoration Hardware Holdings, Inc. *	71	2,975
Ross Stores, Inc.	743	43,020
Sally Beauty Holdings, Inc. *	271	8,775
Signet Jewelers Ltd.	148	18,356
Staples, Inc.	1,196	13,192
Tiffany & Co.	209	15,336
Tractor Supply Co.	250	22,615
Ulta Salon, Cosmetics & Fragrance, Inc. *	112	21,699
Williams-Sonoma, Inc.	149	8,156
		307,534

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 19

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Technology Hardware, Storage & Peripherals - 1.1%
NCR Corp. *	242	7,243
NetApp, Inc.	525	14,327
SanDisk Corp.	369	28,074
Seagate Technology plc	542	18,672
Western Digital Corp.	418	19,746
		88,062

Textiles, Apparel & Luxury Goods - 1.8%
Carter's, Inc.	95	10,011
Coach, Inc.	518	20,767
Columbia Sportswear Co.	49	2,945
Hanesbrands, Inc.	731	20,717
Kate Spade & Co. *	237	6,048
lululemon athletica, Inc. *	196	13,271
Michael Kors Holdings Ltd. *	326	18,569
PVH Corp.	153	15,156
Skechers U.S.A., Inc., Class A *	287	8,739
Under Armour, Inc., Class A *	404	34,271
		150,494

Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. *	631	4,840
New York Community Bancorp, Inc.	879	13,976
TFS Financial Corp.	112	1,945
		20,761

Trading Companies & Distributors - 1.1%
Air Lease Corp.	191	6,135
Fastenal Co.	580	28,420
HD Supply Holdings, Inc. *	399	13,195
MSC Industrial Direct Co., Inc., Class A	121	9,234
United Rentals, Inc. *	181	11,256
W.W. Grainger, Inc.	109	25,444
		93,684

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	147	9,914

Water Utilities - 1.0%
American Water Works Co., Inc.	844	58,177
Aqua America, Inc.	835	26,570
		84,747

20 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Wireless Telecommunication Services - 0.1%
Sprint Corp. *	930	3,236
Telephone & Data Systems, Inc.	150	4,514
United States Cellular Corp. *	35	1,599
		9,349

Total Common Stocks (Cost $7,892,246)		8,119,366

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.6%
State Street Bank Time Deposit, 0.278%, 4/1/16	48,934	48,934

Total Time Deposit (Cost $48,934)		48,934

TOTAL INVESTMENTS (Cost $7,941,180) - 99.6%		8,168,300
Other assets and liabilities, net - 0.4%		34,659
NET ASSETS - 100.0%		$8,202,959

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) This security was valued under the direction of the Board of Directors. See Note A.

Abbreviations:
CVR:	Contingent Value Rights
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company
See notes to financial statements.

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 21

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $7,941,180) - see accompanying schedule	$8,168,300
Cash	201
Receivable for shares sold	14,750
Dividends receivable	6,905
Directors' deferred compensation plan	2,967
Receivable from Calvert Investment Management, Inc.	9,678
Other assets	40,494
Total assets	8,243,295

LIABILITIES
Payable for securities purchased	26,313
Payable to Calvert Investment Distributors, Inc.	762
Payable to Calvert Investment Services, Inc.	440
Directors' deferred compensation plan	2,967
Accrued expenses and other liabilities	9,854
Total liabilities	40,336
NET ASSETS	$8,202,959

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock, with 250,000,000 shares of $0.01 par value shares authorized:
Class A: 163,372 shares outstanding	$3,148,249
Class C: 6,524 shares outstanding	128,535
Class I: 193,961 shares outstanding	3,676,066
Class Y: 52,009 shares outstanding	1,037,907
Undistributed net investment income	32,354
Accumulated net realized gain (loss)	(47,272)
Net unrealized appreciation (depreciation)	227,120
NET ASSETS	$8,202,959

NET ASSET VALUE PER SHARE
Class A (based on net assets of $3,221,237)	$19.72
Class C (based on net assets of $128,365)	$19.68
Class I (based on net assets of $3,827,340)	$19.73
Class Y (based on net assets of $1,026,017)	$19.73

See notes to financial statements.

22 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
PERIOD ENDED MARCH 31, 2016 (Unaudited)(a)

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $43)	$58,318
Interest income	79
Total investment income	58,397

Expenses:
Investment advisory fee	3,788
Administrative fees	1,478
Transfer agency fees and expenses	11,270
Distribution Plan expenses:
Class A	2,440
Class C	450
Directors' fees and expenses	349
Accounting fees	4,679
Custodian fees	12,099
Professional fees	9,698
Registration fees	25,800
Reports to shareholders	348
Miscellaneous	622
Total expenses	73,021
Reimbursement from Advisor:
Class A	(18,627)
Class C	(9,140)
Class I	(20,658)
Class Y	(13,260)
Administrative fees waived	(1,478)
Net expenses	9,858
NET INVESTMENT INCOME	48,539

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	(47,272)

Change in unrealized appreciation (depreciation)	227,120

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	179,848

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$228,387

(a) From October 30, 2015 inception.
See notes to financial statements.

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 23

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	PERIOD ENDED MARCH 31, 2016(Unaudited)(a)
Operations:
Net investment income	$48,539
Net realized gain (loss)	(47,272)
Change in unrealized appreciation (depreciation)	227,120

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	228,387

Distributions to shareholders from:
Net investment income:
Class A shares	(5,576)
Class C shares	(164)
Class I shares	(7,271)
Class Y shares	(3,174)
Total distributions	(16,185)

Capital share transactions:
Shares sold:
Class A shares	4,249,924
Class C shares	128,371
Class I shares	3,672,039
Class Y shares	1,034,733
Reinvestment of distributions:
Class A shares	5,576
Class C shares	164
Class I shares	7,271
Class Y shares	3,174
Shares redeemed:
Class A shares	(1,107,251)
Class I shares	(3,244)
Total capital share transactions	7,990,757

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,202,959

NET ASSETS
Beginning of period	—
End of period (including undistributed net investment income of $32,354)	$8,202,959
See notes to financial statements.

24 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS - CONT’D

CAPITAL SHARE ACTIVITY	PERIOD ENDED MARCH 31, 2016(Unaudited)(a)
Shares sold:
Class A shares	226,069
Class C shares	6,516
Class I shares	193,770
Class Y shares	51,847
Reinvestment of distributions:
Class A shares	284
Class C shares	8
Class I shares	371
Class Y shares	162
Shares redeemed:
Class A shares	(62,981)
Class I shares	(180)
Total capital share activity	415,866

(a) From October 30, 2015 inception.
See notes to financial statements.

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 25

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert U.S. Mid Cap Core Responsible Index Fund (the “Fund”), a series of The Calvert Responsible Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Calvert Responsible Index Series, Inc. is comprised of five separate series. The operations of each series are accounted for separately. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
The Fund commenced operations on October 30, 2015. The Fund currently offers four classes of shares of beneficial interest - Classes A, C, I, and Y. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have a higher expense ratio than Class A shares. Class I shares require a minimum account balance of $100,000. The $100,000 minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common stock securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are

26 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At March 31, 2016, securities valued at $168, or 0.0% of net assets, were fair valued in good faith under the direction of the Board.
The following table summarizes the market value of the Fund's holdings as of March 31, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$8,119,198	$168	$—	$8,119,366
Time Deposit	—	48,934	—	48,934

TOTAL	$8,119,198	$49,102	$—	$8,168,300

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
There were no transfers between levels during the period.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 27

exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.15%, of the Fund’s average daily net assets.
The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2017. The contractual expense caps are 0.57%, 1.32%, 0.22%, and 0.32% for Class A, C, I, and Y, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, based on the Fund’s average daily net assets.
For the period October 30, 2015 to January 31, 2016, the administrative fee was 0.00%. CIAS and the Fund entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for all classes of the Fund commencing on February 1, 2016. CIAS has contractually agreed to waive 0.12% for all classes of the Fund (the difference between the previous administrative fee and the new 0.12% fee) from February 1, 2016 through January 31, 2018.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed 0.50% and 1.00% annually of average daily net assets of Class A and C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly, of 0.25% and 1.00% of the average daily net assets of Class A and C, respectively. Class I and Y shares do not have Distribution Plan expenses.
CID received $3,324 as its portion of commissions charged on sales of the Fund’s Class A shares for the period ended March 31, 2016.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Fund. For its services, CIS received a fee of $509 for the period ended March 31, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $52,000 plus a meeting fee of up to $3,000 for each Board meeting attended. Additional fees of $6,000 ($10,000 for Special Equities Committee chair) and $2,500 annually may be paid to Committee members, plus a Committee meeting fee of $500 for each Committee meeting attended. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Obligations of the Plan will be paid solely out of the Fund’s assets. Directors’ fees are allocated to each of the funds served.

28 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $9,169,816 and $1,092,401, respectively.
As of March 31, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$455,111
Unrealized (depreciation)	(245,270)
Net unrealized appreciation (depreciation)	$209,841
Federal income tax cost of investments	$7,958,459
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Fund had no borrowings under the agreement during the period ended March 31, 2016.
NOTE E — SUBSEQUENT EVENTS
In preparing the financial statements as of March 31, 2016, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 29

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

PERIOD ENDED
CLASS A SHARES	March 31, 2016 (a)(b) (Unaudited)
Net asset value, beginning	$20.00
Income from investment operations:
Net investment income	0.13
Net realized and unrealized gain (loss)	(0.35)
Total from investment operations	(0.22)
Distributions from:
Net investment income	(0.06)
Total distributions	(0.06)
Total increase (decrease) in net asset value	(0.28)
Net asset value, ending	$19.72
Total return (c)	(1.12%)
Ratios to average net assets: (d)
Net investment income	1.74%(e)
Total expenses	2.54%(e)
Net expenses	0.57%(e)
Portfolio turnover	18%
Net assets, ending (in thousands)	$3,221

(a) Per share figures are calculated using the Average Shares Method.
(b) From October 30, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

30 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

PERIOD ENDED
CLASS C SHARES	March 31, 2016 (a)(b) (Unaudited)
Net asset value, beginning	$20.00
Income from investment operations:
Net investment income	0.07
Net realized and unrealized gain (loss)	(0.36)
Total from investment operations	(0.29)
Distributions from:
Net investment income	(0.03)
Total distributions	(0.03)
Total increase (decrease) in net asset value	(0.32)
Net asset value, ending	$19.68
Total return (c)	(1.44%)
Ratios to average net assets: (d)
Net investment income	0.94%(e)
Total expenses	21.68%(e)
Net expenses	1.32%(e)
Portfolio turnover	18%
Net assets, ending (in thousands)	$128

(a) Per share figures are calculated using the Average Shares Method.
(b) From October 30, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 31

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

PERIOD ENDED
CLASS I SHARES	March 31, 2016 (a)(b) (Unaudited)
Net asset value, beginning	$20.00
Income from investment operations:
Net investment income	0.16
Net realized and unrealized gain (loss)	(0.36)
Total from investment operations	(0.20)
Distributions from:
Net investment income	(0.07)
Total distributions	(0.07)
Total increase (decrease) in net asset value	(0.27)
Net asset value, ending	$19.73
Total return (c)	(1.01%)
Ratios to average net assets: (d)
Net investment income	2.12%(e)
Total expenses	2.14%(e)
Net expenses	0.22%(e)
Portfolio turnover	18%
Net assets, ending (in thousands)	$3,827

(a) Per share figures are calculated using the Average Shares Method.
(b) From October 30, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

32 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

PERIOD ENDED
CLASS Y SHARES	March 31, 2016 (a)(b) (Unaudited)
Net asset value, beginning	$20.00
Income from investment operations:
Net investment income	0.15
Net realized and unrealized gain (loss)	(0.36)
Total from investment operations	(0.21)
Distributions from:
Net investment income	(0.06)
Total distributions	(0.06)
Total increase (decrease) in net asset value	(0.27)
Net asset value, ending	$19.73
Total return (c)	(1.03%)
Ratios to average net assets: (d)
Net investment income	1.93%(e)
Total expenses	3.75%(e)
Net expenses	0.32%(e)
Portfolio turnover	18%
Net assets, ending (in thousands)	$1,026

(a) Per share figures are calculated using the Average Shares Method.
(b) From October 30, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 33

PROXY VOTING
The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BASIS FOR BOARD'S APPROVAL OF INVESTMENT ADVISORY CONTRACT
At a meeting held on September 15, 2015, the Board of Directors (the “Board”), and by a separate vote, the disinterested Directors, voted to approve an amendment to the Investment Advisory Agreement (“Advisory Agreement”) between Calvert Responsible Index Series, Inc. and the Advisor, that would add the Calvert U.S. Mid Cap Core Responsible Index Fund (the “Fund”) to the Advisory Agreement.
In evaluating the Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. At meetings held on June 2, 2015 and September 15, 2015, the disinterested Directors reviewed materials provided by the Advisor regarding various services to be provided to the Fund by the Advisor and its affiliates.
The disinterested Directors were separately represented by independent legal counsel with respect to their consideration of the approval of the amendment to the Advisory Agreement. Prior to voting, the disinterested Directors reviewed the proposed approval of the amendment to the Advisory Agreement with management and also met in a private session with their counsel at which no representatives of management were present.
In the course of its deliberations regarding the Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services to be provided by the Advisor, including the personnel who would be providing such services; the Advisor’s financial condition; the level and method of computing the Fund’s proposed advisory fee; comparative fee and expense information for the Fund and performance information for comparable index funds managed by the Advisor; the anticipated profitability of the Calvert Family of Funds to the Advisor and its affiliates; the direct and indirect benefits, if any, to be derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s projected growth and size on the Fund’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other index funds; and any possible conflicts of interest.
In considering the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Advisory Agreement, the Board took into account information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor, as well as the Board of Directors’ familiarity with management through Board of Directors’ meetings, discussions and other reports. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Board considered the Advisor’s proposed management style and the performance of other index funds managed by the Advisor. The Board also took into account that the individuals who manage the other index funds managed by the Advisor would also manage the Fund, as well as the Advisor’s current level of staffing and overall resources. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board also took into account the responsible investing research and analysis to be provided by the Advisor to the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the Fund by the Advisor under the Advisory Agreement.
In considering the management style and investment strategies that the Advisor proposed to use in managing the Fund, the Board of Directors took into consideration the performance of other index funds managed by the Advisor. The Board noted that the Fund will employ a passive management strategy designed to track the performance of the Calvert U.S. Mid Cap Core Responsible Index (the “Index”), a newly-created index that measures the performance of those companies that meet the Advisor’s responsible investment principles and that are selected from the universe of companies included in the S-Network U.S.

34 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

Equity Mid-Cap 800 Index. In addition, the Board took into consideration certain differences between how the Advisor proposes to manage the Fund and how it manages other index funds, as well as the impact these differences were expected to have on the Fund’s performance. Based upon its review, the Board concluded that the Advisor is qualified to manage the Fund’s assets in accordance with the Fund’s investment objective and strategies and that the Advisor’s proposed investment strategies were appropriate for pursuing the Fund’s investment objective.
In considering the Fund’s proposed fees and estimated expenses, the Board compared the Fund’s proposed fees and estimated total expense ratio with those of other index funds managed by the Advisor. The Board also took into account that the Advisor had contractually agreed to limit the Fund’s net annual operating expenses for a specified period of time following the commencement of the Fund’s operations. The Board also noted management’s discussion of the Fund’s estimated expenses and certain factors that affected the level of such expenses, including the projected size of the Fund and the cost of providing the responsible investing research and analysis provided by the Advisor. Based upon its review, the Board concluded that the proposed advisory fee was reasonable in view of the quality of services to be received by the Fund from the Advisor and the other factors considered.
In reviewing the anticipated profitability of the advisory fee to the Fund’s Advisor, the Board considered the fact that affiliates of the Advisor would be providing shareholder servicing, administrative and distribution services to the Fund for which they would receive compensation. The Board also took into account whether the Advisor had the financial wherewithal to provide services to the Fund. The Board noted that the Advisor had contractually agreed to limit the Fund’s net annual operating expenses for a specified period of time following the commencement of the Fund’s operations. The Board also considered that the Advisor would likely derive benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ anticipated level of profitability from their relationship with the Fund was reasonable.
The Board considered the effect of the Fund’s projected size and growth on its performance and expenses. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board also noted that if the Fund’s assets increased over time, the Fund might realize economies of scale if assets increased proportionally more than certain other expenses.
In approving the amendment to the Advisory Agreement, the Board of Directors, including the disinterested Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Conclusions
The Board reached the following conclusions regarding the amendment to the Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) the Advisor is qualified to manage the Fund’s assets in accordance with the Fund’s investment objective and strategies; (c) the Advisor maintains appropriate compliance programs; (d) the Advisor’s proposed investment strategies are appropriate for pursuing the Fund’s investment objective; and (e) the Fund’s proposed advisory fee is reasonable in view of the quality of services to be received by the Fund from the Advisor and the other factors considered. Based on its conclusions, the Board determined that approval of the amendment to the Advisory Agreement would be in the best interests of the Fund and its shareholders.

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 35

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND	CALVERT’S FAMILY OF FUNDS
To Open an Account
800-368-2748
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Registered Mail
Calvert Investments
c/o BFDS,
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105
Web Site
calvert.com
Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Large Cap Core Portfolio
Equity Portfolio
Global Value Fund
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Global Equity Income Fund
Emerging Markets Equity Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

Printed on recycled paper using soy inks.

Calvert Developed Markets Ex-U.S. Responsible Index Fund

Semi-Annual Report March 31, 2016 E-Delivery Sign-Up — Details Inside

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to calvert.com. If you already have an online account at Calvert, click on Login, to access your Account, and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

1	President’s Letter
2	Portfolio Management Discussion
5	Understanding Your Fund’s Expenses
6	Schedule of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
26	Notes to Financial Statements
30	Financial Highlights
34	Proxy Voting
34	Availability of Quarterly Portfolio Holdings
34	Basis for Board's Approval of Investment Advisory Contract

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
Historically, environmental and social initiatives have been accomplished through the singular passage of legislation designed to remediate the impact of one significant influence on a singular populace. Commencing with the anti-deforestation efforts in 1842, followed by environmental legislation in industrialized nations to regulate smoke pollution in 1863, arguably, a predecessor to the ubiquitous stop smoking campaigns of today; the previous approach, put forth largely by developed nations, served to the benefit of their citizens and not the rest of the Earth's populace - the majority.
However, the year of 2015 marked a dynamic and exciting shift in the resolution of contemporary environmental and social causes - global leaders from all facets of society, collectively, took action to create global policy platforms with far reaching agendas designed to accelerate our global society's evolution towards a more sustainable and inclusive state. The Pope's Encyclical, issued June 18, 2015, called for the establishment of a new partnership between science and religion to combat human-driven climate change. The United Nations formalized the United Nations Sustainable Development Goals, which included seventeen Sustainable Development Goals (SDGs) geared towards dramatically reducing poverty, fighting inequality and injustice, and tackling climate change by 2030. The COP 21 (Conference of Parties to the 21 session of the United Nations Framework Convention on Climate Change) introduced a historic agreement to combat climate change and accelerate both the action and investment needed for a sustainable low carbon future. Indeed, these are a mere few examples of the broad reaching directives recently initiated in order to encourage action and stress accountability.
Additionally, and importantly, resolution has not only been limited to direct impact policy changes, but also by investors’ behavior and preference. Recognizing the demand by investors to be influencers of change through their capital allocations, the United States Department of Labor (“DOL”) issued Interpretive Bulletin (“IB”) 2015-01 in October of 2015. This bulletin updated and clarified the DOL’s position on how fiduciary investors may best utilize knowledge of a prospective investment’s key environmental, social and governance indicators when making investment decisions for retirement plans. Essentially, the DOL has created a platform that allows fiduciaries to utilize ESG information in their investment decisions regarding a variety of retirement assets, including, but not limited to, IRA accounts; 401(K) accounts; and retirement accounts monitored by a company or union. This legislation is a powerful and fundamental change, especially given- retirement assets represent over $24 trillion and, thus if purposefully directed, may effect meaningful impact. IB 2015-01 is an exciting development in the world of socially responsible investing as it will provide access to vast amounts of capital that can be used to encourage and facilitate better corporate practices.
Change is here. Our challenge, collectively as socially conscious investors, will be to maintain its momentum and focus. Through your investment in the Calvert Funds you are engaged and influential in this movement. By allocating capital only to the best environmentally and socially governed corporations, we-alongside you, encourage good corporate citizenry. Our shareholder advocacy efforts, which fundamentally represent you as a shareholder, consistently monitor and challenge poor corporate policy, thus effecting positive outcomes. Through your support, we are able to partner with academics and industry renowned technicians to produce innovative research that will help to provide both better ESG investment solutions and a more lasting impact.
This is an exciting time and we at Calvert appreciate servicing you, as fund shareholders, and look forward to the future together as we navigate the waters of progress.
Respectfully,
John Streur
May 2016

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 1

PORTFOLIO MANAGEMENT DISCUSSION

Laurie Webster, CFA V.P. Investment Operations and Indexing	Matthew Moore, CFA Index Portfolio Manager and Senior Analyst
Lise Bernhard Director Investment Operations and Indexing
Market Review
Equity markets rose for the six-month period ending from September 30, 2015 through March 31, 2016 with the Russell 1000 Index up 7.7%, the MSCI EAFE up 1.6% and Russell 2000 up 2.0%. The positive returns masked the market volatility that played out over the period. Markets fell sharply at different points over the six months over concerns of global economic weaknesses, falling commodity prices, and implications of plunging oil prices as oil prices sank below $40/barrel, and rallied on Chinese stimulus, more easing from Central banks globally and dovish comments from the Fed after raising the target range for the federal funds rate after seven years of a zero interest-rate policy. The U.S. continues to be bright spot as compared to the rest of the world as strong macroeconomic data highlighted healthy labor markets and improving consumer sentiment.
By the end of the first quarter of 2016, the Fed’s incrementally cautious outlook triggered a decline in the U.S. dollar, which provided a further lift to commodity prices, including oil, which rebounded in lock-step with equity markets. Emerging markets (EM) similarly benefited from the weaker dollar while economic data for China showed signs of stabilization during the first quarter, enabling EM stocks to rebound. On the other hand, additional monetary easing by the European Central Bank and Bank of Japan was eventually met by investor skepticism as European and Japanese equities continued to struggle.
Positioning and Market Outlook
The sharp decline by equities at the start of the year revealed how sensitive market sentiment is right now. With equity valuations above historical averages, markets are more vulnerable to shocks from some of the negative catalysts currently in the global economy, such as slowing growth in China and increased geopolitical risk.
An improving U.S. economy, albeit with sluggish growth, should allow the Fed to continue on its tightening path, though this process will likely be slow and policy will remain accommodative. This contrasts with other global central banks, such as the ECB and BOJ, which remain committed to further easing. However, market enthusiasm for global quantitative easing might continue to wane if robust economic recovery doesn’t follow.
Even though the U.S. economy is relatively well-insulated, it is not immune from a global economic slowdown. As expected, concerns about global economic conditions contributed to the Fed’s decision to dial down rate hike expectations. The euro and yen both responded by strengthening relative to the dollar, which may be a headwind for Japanese and eurozone companies if this trend continues.

Laurie Webster, CFA	Matthew Moore, CFA	Lise Bernhard
Calvert Investment Management, Inc.
May 2016

2 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
MARCH 31, 2016

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Financials	23.4%
Industrials	13.4%
Consumer Discretionary	12.5%
Health Care	11.0%
Consumer Staples	10.9%
Information Technology	8.3%
Materials	6.8%
Telecommunication Services	5.8%
Utilities	3.8%
Energy	3.2%
Exchange-Traded Products	0.7%
Short-Term Investments	0.2%
Total	100%

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
MARCH 31, 2016

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV)
SINCE INCEPTION 10/30/2015 THROUGH 3/31/16
Class A	-3.95%
Class C	-4.25%
Class I	-3.80%
Class Y	-3.81%
Calvert Developed Markets Ex-U.S. Responsible Index	-4.42%
MSCI World Ex USA	-5.24%
MSCI EAFE Index	-5.80%
Lipper International Multi-Cap Core Funds Average	-4.49%

Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charges.

TEN LARGEST STOCK HOLDINGS	% OF NET ASSETS
Unilever plc	2.4%
Roche Holding AG	1.9%
Enbridge, Inc.	1.6%
Novartis AG	1.5%
Toyota Motor Corp.	1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.2%
Commonwealth Bank of Australia	0.9%
Novo Nordisk A/S, Class B	0.9%
SAP SE	0.9%
Bayer AG	0.8%
Total	13.4%

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 3

Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results shown are for Class A shares, reflect the deduction of the maximum front-end Class A sales charge of 4.75%, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The value of an investment in a different share class would be different.

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
MARCH 31, 2016
TOTAL RETURNS	Ticker Symbol	Since Inception (10/30/2015)
Class A (with max. load)	CDHAX	-8.53%
Class C (with max. load)	CDHCX	-5.21%
Class I	CDHIX	-3.80%
Class Y	CDHYX	-3.81%
Calvert Developed Markets Ex-U.S. Responsible Index		-4.42%
MSCI World Ex USA		-5.24%
MSCI EAFE Index		-5.80%
Lipper International Multi-Cap Core Funds Average		-4.49%

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions, and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data, including most recent month-end, visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.91%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

4 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

UNDERSTANDING YOUR FUND’S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 30, 2015 to March 31, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
The fund may charge an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/30/15#	ENDING ACCOUNT VALUE 3/31/16	EXPENSES PAID DURING PERIOD* 10/30/15 - 3/31/16
Class A
Actual	0.62%	$1,000.00	$960.50	$2.51
Hypothetical (5% return per year before expenses)	0.62%	$1,000.00	$1,018.07	$2.58
Class C
Actual	1.37%	$1,000.00	$957.50	$5.53
Hypothetical (5% return per year before expenses)	1.37%	$1,000.00	$1,014.98	$5.69
Class I
Actual	0.27%	$1,000.00	$962.00	$1.09
Hypothetical (5% return per year before expenses)	0.27%	$1,000.00	$1,019.51	$1.12
Class Y
Actual	0.37%	$1,000.00	$961.90	$1.50
Hypothetical (5% return per year before expenses)	0.37%	$1,000.00	$1,019.10	$1.54

# From October 30, 2015 inception.
* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 151/366 (to reflect the one-half year period). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 5

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.1%
Australia - 5.0%
Amcor Ltd.	1,632	17,976
AMP Ltd.	2,219	9,862
Asciano Ltd.	547	3,762
Australia & New Zealand Banking Group Ltd.	2,143	38,591
Bendigo & Adelaide Bank Ltd.	366	2,492
Brambles Ltd.	1,387	12,904
Coca-Cola Amatil Ltd.	696	4,723
Commonwealth Bank of Australia	1,251	71,943
Computershare Ltd.	388	2,913
CSL Ltd.	307	23,905
Insurance Australia Group Ltd.	1,763	7,551
Medibank Pvt Ltd.	1,888	4,246
National Australia Bank Ltd.	1,949	39,256
Qantas Airways Ltd.*	1,661	5,189
QBE Insurance Group Ltd.	979	8,199
Ramsay Health Care Ltd.	86	4,051
REA Group Ltd.	27	1,120
Sonic Healthcare Ltd.	262	3,777
Suncorp Group Ltd.	903	8,255
Telstra Corp. Ltd.	7,542	30,857
TPG Telecom Ltd.	196	1,706
Westpac Banking Corp.	2,480	57,776
Woolworths Ltd.	1,826	30,976
		392,030

Austria - 0.3%
Andritz AG	59	3,242
Erste Group Bank AG*	230	6,470
Raiffeisen Bank International AG*	77	1,168
Verbund AG	467	5,972
Vienna Insurance Group AG Wiener Versicherung Gruppe	26	551
Voestalpine AG	153	5,124
		22,527

Belgium - 0.7%
Ageas	148	5,877
bpost SA	85	2,363
Delhaize Group SA	134	14,002
KBC Groep NV	212	10,945
Proximus	78	2,668
Solvay SA	81	8,132
Telenet Group Holding NV*	33	1,672
UCB SA	62	4,748
Umicore SA	125	6,228
		56,635

6 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Bermuda - 0.0%
HengTen Networks Group Ltd. *	32,301	1,541

Canada - 8.4%
Bank of Montreal	473	28,758
Bank of Nova Scotia (The)	877	42,910
BCE, Inc.	499	22,769
BlackBerry Ltd.*	329	2,673
Canadian Imperial Bank of Commerce	277	20,717
Canadian National Railway Co.	746	46,674
Canadian Tire Corp. Ltd., Class A	55	5,732
CGI Group, Inc., Class A*	250	11,962
CI Financial Corp.	190	4,204
Dollarama, Inc.	86	6,059
Element Financial Corp.	281	3,033
Empire Co. Ltd.	347	6,019
Enbridge, Inc.	3,277	127,725
George Weston Ltd.	60	5,378
Gildan Activewear, Inc.	128	3,907
IGM Financial, Inc.	46	1,387
Intact Financial Corp.	93	6,519
Inter Pipeline Ltd.	1,137	23,446
Loblaw Cos. Ltd.	282	15,809
Manulife Financial Corp.	1,455	20,616
Metro, Inc.	311	10,803
National Bank of Canada	243	7,960
Pembina Pipeline Corp.	1,235	33,427
Potash Corp. of Saskatchewan, Inc.	1,165	19,857
Power Corp. of Canada	288	6,652
Power Financial Corp.	176	4,405
Rogers Communications, Inc., Class B	229	9,180
Royal Bank of Canada	1,092	62,993
Saputo, Inc.	332	10,657
Shaw Communications, Inc., Class B	329	6,363
Sun Life Financial, Inc.	452	14,600
TELUS Corp.	350	11,408
Toronto-Dominion Bank (The)	1,366	59,033
		663,635

Denmark - 2.3%
AP Moeller - Maersk A/S, Class B	10	13,129
Chr Hansen Holding A/S	133	8,936
Coloplast A/S, Class B	99	7,508
Danske Bank A/S	578	16,343
DSV A/S	177	7,374
Genmab A/S*	27	3,745
H Lundbeck A/S*	35	1,157
ISS A/S	119	4,782
Jyske Bank A/S	44	1,988
Novo Nordisk A/S, Class B	1,295	70,303

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Novozymes A/S, Class B	387	17,413
Pandora A/S	89	11,664
TDC A/S	351	1,719
Tryg A/S	66	1,282
Vestas Wind Systems A/S	207	14,616
William Demant Holding A/S*	11	1,107
		183,066

Finland - 1.0%
Elisa Oyj	77	2,996
Kone Oyj, Class B	434	20,937
Metso Oyj	107	2,555
Nokia Oyj	4,675	27,819
Nokian Renkaat Oyj	67	2,367
Orion Oyj, Class B	83	2,746
Sampo Oyj, Class A	336	15,972
Wartsila Oyj Abp	119	5,390
		80,782

France - 9.0%
Accor SA	151	6,404
Aeroports de Paris	28	3,465
Air Liquide SA	499	56,198
Arkema SA	86	6,462
Atos SE	65	5,299
AXA SA	1,619	38,148
BioMerieux	11	1,261
Bollore SA	763	2,967
Bureau Veritas SA	254	5,662
Cap Gemini SA	120	11,286
Carrefour SA	681	18,753
Casino Guichard-Perrachon SA	76	4,360
Christian Dior SE	38	6,898
Cie de Saint-Gobain	444	19,584
CNP Assurances	105	1,639
Credit Agricole SA	847	9,181
Danone SA	864	61,508
Dassault Systemes	106	8,418
Edenred	141	2,741
Eiffage SA	58	4,459
Essilor International SA	130	16,071
Eutelsat Communications SA	103	3,330
Faurecia	41	1,555
Groupe Eurotunnel SE	478	5,362
Hermes International	15	5,286
Iliad SA	14	3,606
Imerys SA	37	2,583
Ingenico Group	45	5,173
Ipsen SA	23	1,322
JC Decaux SA	35	1,533

8 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Kering	49	8,767
L'Oreal SA	343	61,504
Lagardere SCA	62	1,649
Legrand SA	257	14,413
Natixis SA	679	3,346
Numericable-SFR SA	64	2,696
Orange SA	1,269	22,249
Orpea	26	2,167
Peugeot SA*	317	5,437
Plastic Omnium SA	43	1,480
Publicis Groupe SA	149	10,471
Renault SA	134	13,326
Rexel SA	270	3,860
Sanofi SA	792	63,913
Sartorius Stedim Biotech	3	1,143
Schneider Electric SE	566	35,800
SCOR SE	105	3,731
SEB SA	14	1,453
Societe BIC SA	25	3,764
Societe Generale SA	606	22,416
Sodexo SA	72	7,768
Suez Environnement Co.	673	12,355
Technip SA	369	20,470
Teleperformance	52	4,575
Valeo SA	59	9,192
Veolia Environnement SA	931	22,446
Vivendi SA	948	19,952
Wendel SA	32	3,486
Zodiac Aerospace	167	3,349
		707,692

Germany - 7.9%
adidas AG	145	17,009
Allianz SE	352	57,305
Axel Springer SE	30	1,618
Bayer AG	564	66,351
Bayerische Motoren Werke AG	254	23,344
Beiersdorf AG	160	14,457
Brenntag AG	134	7,661
Celesio AG	30	863
Commerzbank AG*	796	6,927
Continental AG	77	17,538
Daimler AG	744	57,083
Deutsche Boerse AG	127	10,846
Deutsche Post AG	863	24,001
Deutsche Telekom AG	1,941	34,871
Deutsche Wohnen AG	191	5,945
Fielmann AG	16	1,215
Fraport AG Frankfurt Airport Services Worldwide	33	2,004
Freenet AG	64	1,916

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
GEA Group AG	159	7,786
Hannover Rueck SE	45	5,248
HeidelbergCement AG	168	14,397
Hugo Boss AG	41	2,691
Infineon Technologies AG	921	13,116
K+S AG	232	5,434
Kabel Deutschland Holding AG	13	1,458
KION Group AG	54	3,151
Lanxess AG	104	5,003
Linde AG	242	35,291
Merck KGAA	274	22,876
Metro AG	211	6,543
MTU Aero Engines AG	38	3,648
Muenchener Rueckversicherungs-Gesellschaft AG	123	25,039
OSRAM Licht AG	77	3,973
ProSiebenSat.1 Media AG	131	6,741
Rational AG	3	1,605
Rocket Internet SE*(a)	37	1,037
SAP SE	831	67,288
Symrise AG	148	9,944
TUI AG	396	6,185
United Internet AG	88	4,420
Vonovia SE	310	11,165
Wacker Chemie AG	20	1,762
Wirecard AG	101	3,830
Zalando SE*(a)	81	2,661
		623,246

Hong Kong - 1.4%
Bank of East Asia Ltd. (The)	942	3,516
BOC Hong Kong Holdings Ltd.	2,645	7,894
Cathay Pacific Airways Ltd.	875	1,516
Cheung Kong Property Holdings Ltd.	2,054	13,213
Hang Lung Group Ltd.	407	1,165
Hang Seng Bank Ltd.	519	9,193
Henderson Land Development Co. Ltd.	628	3,850
Hong Kong Exchanges and Clearing Ltd.	816	19,630
Hongkong Land Holdings Ltd.	867	5,193
Hysan Development Co. Ltd.	440	1,875
Li & Fung Ltd.	3,183	1,887
MTR Corp. Ltd.	1,245	6,139
New World Development Co. Ltd.	3,582	3,417
PCCW Ltd.	2,436	1,570
Sun Hung Kai Properties Ltd.	1,133	13,840
Swire Pacific Ltd., Class A	473	5,095
WH Group Ltd.*(a)	8,844	6,408
Wharf Holdings Ltd. (The)	881	4,816
		110,217

10 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Ireland - 1.1%
Bank of Ireland*	13,449	3,906
CRH plc	1,174	33,198
Glanbia plc	198	4,045
Kerry Group plc, Class A	193	17,997
Shire plc	406	23,114
		82,260

Israel - 0.2%
Bank Hapoalim BM	687	3,567
Bank Leumi Le-Israel BM*	886	3,183
Bezeq The Israeli Telecommunication Corp. Ltd.	987	2,227
Israel Chemicals Ltd.	580	2,525
Taro Pharmaceutical Industries Ltd.*	28	4,011
		15,513

Italy - 2.1%
Assicurazioni Generali SpA	1,010	14,988
Atlantia SpA	406	11,268
Banca Mediolanum SpA	136	1,086
Banca Monte dei Paschi di Siena SpA*	2,074	1,188
Banca Popolare dell'Emilia Romagna	332	1,582
Banca Popolare di Milano Scarl	2,783	1,948
Banco Popolare SC*	231	1,590
Enel Green Power SpA	3,048	6,561
Exor SpA	79	2,834
FinecoBank Banca Fineco SpA	139	1,171
Hera SpA	2,033	6,080
Intesa Sanpaolo SpA Milano Stock Exchange	9,325	25,849
Luxottica Group SpA	122	6,739
Mediaset SpA	490	2,023
Mediobanca SpA	496	3,576
Prysmian SpA	166	3,764
Recordati SpA	60	1,503
Salvatore Ferragamo SpA	32	818
Snam SpA	4,153	26,037
Telecom Italia SpA*	8,502	9,179
Terna Rete Elettrica Nazionale SpA	2,743	15,666
UniCredit SpA	3,932	14,195
Unione di Banche Italiane SCPA	609	2,255
UnipolSai SpA	741	1,716
		163,616

Japan - 20.1%
ABC-Mart, Inc.	21	1,347
Acom Co. Ltd.*	347	1,750
Aeon Co. Ltd.	1,152	16,660
Aeon Financial Service Co. Ltd.	75	1,772
Aeon Mall Co. Ltd.	77	1,142
Ajinomoto Co., Inc.	771	17,414

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Alfresa Holdings Corp.	134	2,573
Alps Electric Co. Ltd.	136	2,373
ANA Holdings, Inc.	3,351	9,451
Aozora Bank Ltd.	798	2,789
Asahi Kasei Corp.	1,711	11,579
Asics Corp.	135	2,407
Astellas Pharma, Inc.	1,492	19,858
Bandai Namco Holdings, Inc.	152	3,318
Bank of Yokohama Ltd. (The) (b)	844	3,903
Calbee, Inc.	98	3,896
Canon, Inc.	896	26,736
Casio Computer Co. Ltd.	173	3,494
Central Japan Railway Co.	168	29,742
Chiba Bank Ltd. (The)	583	2,909
Chugai Pharmaceutical Co. Ltd.	154	4,773
Dai Nippon Printing Co. Ltd.	597	5,310
Dai-ichi Life Insurance Co. Ltd. (The)	927	11,233
Daiichi Sankyo Co. Ltd.	455	10,127
Daiwa House Industry Co. Ltd.	502	14,136
Denso Corp.	353	14,204
Dentsu, Inc.	178	8,945
East Japan Railway Co.	398	34,382
Eisai Co. Ltd.	209	12,584
FANUC Corp.	206	32,035
Fast Retailing Co. Ltd.	51	16,339
Fuji Heavy Industries Ltd.	499	17,642
FUJIFILM Holdings Corp.	398	15,756
Fujitsu Ltd.	1,357	5,028
Hamamatsu Photonics KK	109	3,010
Hankyu Hanshin Holdings, Inc.	1,235	7,887
Hino Motors Ltd.	258	2,793
Hirose Electric Co. Ltd.	27	2,980
Hitachi Ltd.	3,894	18,238
Hitachi Metals Ltd.	242	2,499
Hoshizaki Electric Co. Ltd.	52	4,343
Isetan Mitsukoshi Holdings Ltd.	265	3,099
Isuzu Motors Ltd.	461	4,764
J Front Retailing Co. Ltd.	176	2,337
Japan Airlines Co. Ltd.	352	12,905
JFE Holdings, Inc.	944	12,728
JTEKT Corp.	221	2,870
Kansai Paint Co. Ltd.	284	4,567
Kao Corp.	665	35,505
KDDI Corp.	1,222	32,671
Keikyu Corp.	494	4,350
Keio Corp.	568	4,991
Kikkoman Corp.	265	8,721
Kintetsu Group Holdings Co. Ltd.	1,856	7,527
Kobe Steel Ltd.	4,472	3,938
Komatsu Ltd.	937	15,967

12 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Konica Minolta, Inc.	365	3,103
Kubota Corp.	1,174	16,044
Kyocera Corp.	304	13,403
Kyowa Hakko Kirin Co. Ltd.	174	2,779
Lawson, Inc.	86	7,205
Makita Corp.	131	8,133
Mazda Motor Corp.	406	6,307
MEIJI Holdings Co. Ltd.	192	15,454
Minebea Co. Ltd.	358	2,796
Mitsubishi Chemical Holdings Corp.	1,915	10,006
Mitsubishi Electric Corp.	2,122	22,261
Mitsubishi Estate Co. Ltd.	1,051	19,541
Mitsubishi Tanabe Pharma Corp.	153	2,663
Mitsubishi UFJ Financial Group, Inc.	9,143	42,407
Mizuho Financial Group, Inc.	19,207	28,716
MS&AD Insurance Group Holdings, Inc.	360	10,041
Murata Manufacturing Co. Ltd.	162	19,552
NEC Corp.	2,099	5,283
NGK Insulators Ltd.	229	4,234
NGK Spark Plug Co. Ltd.	128	2,452
Nidec Corp.	270	18,493
Nikon Corp.	270	4,135
Nintendo Co. Ltd.	90	12,807
Nippon Express Co. Ltd.	872	3,971
Nippon Paint Holdings Co. Ltd.	272	6,041
Nippon Telegraph & Telephone Corp.	684	29,493
Nippon Television Holdings, Inc.	137	2,263
Nippon Yusen KK	1,492	2,880
Nissan Motor Co. Ltd.	1,911	17,702
Nissin Foods Holdings Co. Ltd.	133	6,258
Nitori Holdings Co. Ltd.	68	6,235
Nitto Denko Corp.	213	11,853
NOK Corp.	83	1,419
Nomura Research Institute Ltd.	98	3,303
NSK Ltd.	439	4,022
NTT Data Corp.	92	4,623
NTT DoCoMo, Inc.	924	20,977
Obic Co. Ltd.	54	2,858
Odakyu Electric Railway Co. Ltd.	633	6,897
Oji Holdings Corp.	1,456	5,853
Omron Corp.	156	4,648
Ono Pharmaceutical Co. Ltd.	270	11,443
Oracle Corp. Japan	23	1,293
Oriental Land Co. Ltd.	188	13,326
ORIX Corp.	859	12,266
Otsuka Corp.	47	2,483
Otsuka Holdings Co. Ltd.	346	12,580
Panasonic Corp.	1,777	16,334
Rakuten, Inc.	446	4,306
Recruit Holdings Co. Ltd.	264	8,065

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Resona Holdings, Inc.	1,709	6,104
Ricoh Co. Ltd.	530	5,402
Rinnai Corp.	25	2,210
Seiko Epson Corp.	271	4,382
Sekisui Chemical Co. Ltd.	322	3,969
Sekisui House Ltd.	481	8,126
Seven & I Holdings Co. Ltd.	1,077	45,902
Seven Bank Ltd.	444	1,896
Shimadzu Corp.	198	3,108
Shimano, Inc.	61	9,570
Shin-Etsu Chemical Co. Ltd.	593	30,717
Shinsei Bank Ltd.	1,214	1,587
Shiseido Co. Ltd.	482	10,769
SMC Corp.	62	14,414
SoftBank Group Corp.	539	25,724
Sohgo Security Services Co. Ltd.	78	4,232
Sompo Japan Nipponkoa Holdings, Inc.	318	9,017
Sony Corp.	928	23,878
Sumitomo Dainippon Pharma Co. Ltd.	100	1,153
Sumitomo Electric Industries Ltd.	577	7,026
Sumitomo Mitsui Financial Group, Inc.	1,081	32,804
Sumitomo Mitsui Trust Holdings, Inc.	2,830	8,296
Sundrug Co. Ltd.	58	4,343
Sysmex Corp.	112	7,013
T&D Holdings, Inc.	459	4,284
Taiyo Nippon Sanso Corp.	227	2,156
Takeda Pharmaceutical Co. Ltd.	501	22,886
TDK Corp.	89	4,947
Terumo Corp.	247	8,864
Tobu Railway Co. Ltd.	970	4,840
Tokyo Electron Ltd.	138	9,004
Tokyu Corp.	1,147	9,620
Toppan Printing Co. Ltd.	622	5,222
Toray Industries, Inc.	2,214	18,888
TOTO Ltd.	142	4,433
Toyota Industries Corp.	158	7,111
Toyota Motor Corp.	1,960	103,757
Trend Micro, Inc.	81	2,968
Tsuruha Holdings, Inc.	45	4,431
West Japan Railway Co.	179	11,063
Yamada Denki Co. Ltd.	405	1,916
Yamaha Corp.	118	3,558
Yamato Holdings Co. Ltd.	394	7,874
		1,576,968

Luxembourg - 0.3%
B&M European Value Retail SA	375	1,431
Millicom International Cellular SA (SDR)	31	1,699
Tenaris SA	1,619	20,189
		23,319

14 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Netherlands - 3.1%
Aegon NV	1,599	8,803
Akzo Nobel NV	327	22,307
Altice NV, Class A*	345	6,153
ASML Holding NV	309	31,418
Boskalis Westminster NV	84	3,305
CNH Industrial NV	1,302	8,860
Gemalto NV	47	3,478
Gemalto NV, Amsterdam Stock Exchange	1	74
GrandVision NV(a)	34	970
ING Groep NV (CVA)	2,728	33,025
Koninklijke Ahold NV, Amsterdam Stock Exchange	728	16,391
Koninklijke DSM NV	217	11,945
Koninklijke KPN NV	1,596	6,694
Koninklijke Philips NV	879	25,061
Koninklijke Vopak NV	218	10,865
NN Group NV	159	5,207
NXP Semiconductors NV*	258	20,916
QIAGEN NV*	124	2,765
Randstad Holding NV	159	8,820
STMicroelectronics NV	478	2,655
TNT Express NV	391	3,512
Wolters Kluwer NV	220	8,789
		242,013

Norway - 0.5%
DNB ASA	583	6,912
Gjensidige Forsikring ASA	128	2,188
Marine Harvest ASA*	577	8,913
Norsk Hydro ASA	1,544	6,374
Orkla ASA	899	8,164
Schibsted ASA, Class A	101	2,960
Telenor ASA	406	6,587
		42,098

Portugal - 0.3%
EDP - Energias de Portugal SA	4,716	16,789
Jeronimo Martins SGPS SA	290	4,749
NOS SGPS SA	173	1,155
		22,693

Singapore - 1.0%
CapitaLand Ltd.	1,835	4,184
City Developments Ltd.	194	1,177
ComfortDelGro Corp. Ltd.	1,761	3,819
DBS Group Holdings Ltd.	1,275	14,564
Keppel Corp. Ltd.	1,098	4,754
Oversea-Chinese Banking Corp. Ltd.	2,477	16,263
Singapore Airlines Ltd.	504	4,275
Singapore Exchange Ltd.	544	3,212

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Singapore Telecommunications Ltd.	4,036	11,450
StarHub Ltd.	307	764
United Overseas Bank Ltd.	1,122	15,724
		80,186

South Korea - 2.4%
Amorepacific Corp.	34	11,491
AMOREPACIFIC Group	43	5,509
CJ CheilJedang Corp.	7	2,127
Coway Co. Ltd.	35	2,953
Hana Financial Group, Inc.	179	3,882
Hankook Tire Co. Ltd.	50	2,378
Hanmi Pharm Co. Ltd.	2	1,222
Hanssem Co. Ltd.	12	2,345
Hyundai Glovis Co. Ltd.	16	2,637
Hyundai Mobis Co. Ltd.	42	9,145
Hyundai Motor Co.	109	14,535
Industrial Bank of Korea	155	1,660
Kakao Corp.	21	1,822
KB Financial Group, Inc.	223	6,211
Kia Motors Corp.	169	7,138
KT Corp.	132	3,440
LG Chem Ltd.	51	14,605
LG Corp.	115	6,888
LG Display Co. Ltd.	148	3,442
LG Electronics, Inc.	71	3,824
Lotte Chemical Corp.	19	5,674
NAVER Corp.	19	10,583
Samsung Electro-Mechanics Co. Ltd.	38	1,954
Samsung Fire & Marine Insurance Co. Ltd.	26	6,707
Samsung Life Insurance Co. Ltd.	76	7,809
Samsung SDI Co. Ltd.	34	2,943
Samsung SDS Co. Ltd.	28	4,285
Shinhan Financial Group Co. Ltd.	286	10,129
SK Holdings Co. Ltd.	41	7,995
SK Hynix, Inc.	522	12,849
SK Telecom Co. Ltd.	32	5,834
Woori Bank	226	1,870
		185,886

Spain - 4.0%
Abertis Infraestructuras SA	537	8,837
Acciona SA	45	3,484
Aena SA*(a)	70	9,044
Amadeus IT Holding SA, Class A	343	14,723
Banco Bilbao Vizcaya Argentaria SA	4,834	32,161
Banco de Sabadell SA	3,949	7,115
Banco Popular Espanol SA	1,339	3,488
Banco Santander SA	10,945	48,288
Bankia SA	2,788	2,635

16 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Bankinter SA	400	2,829
CaixaBank SA	1,794	5,306
EDP Renovaveis SA	334	2,552
Enagas SA	440	13,236
Ferrovial SA	446	9,592
Gamesa Corp. Tecnologica SA	196	3,876
Iberdrola SA	9,750	65,079
Industria de Diseno Textil SA	832	28,014
Mapfre SA	662	1,432
Mediaset Espana Comunicacion SA	132	1,519
Red Electrica Corp. SA	211	18,335
Telefonica SA	2,644	29,666
Zardoya Otis SA	155	1,806
		313,017

Sweden - 3.4%
Alfa Laval AB	207	3,397
Atlas Copco AB, A Shares	888	22,404
Autoliv, Inc.	55	6,516
Electrolux AB, Series B	177	4,669
Hennes & Mauritz AB, Class B	812	27,145
Hexagon AB, Class B	213	8,312
Husqvarna AB, Class B	317	2,323
ICA Gruppen AB	184	6,103
Investment AB Kinnevik, Class B	192	5,461
Investment AB Latour, Class B	25	1,039
Meda AB, Class A	151	2,818
Nordea Bank AB	2,360	22,732
Sandvik AB	1,054	10,934
Securitas AB, Class B	293	4,867
Skandinaviska Enskilda Banken AB, Class A	1,048	10,037
SKF AB, Class B	372	6,735
Svenska Cellulosa AB SCA, Class B	895	28,040
Svenska Handelsbanken AB, Class A	1,094	13,956
Swedbank AB, Class A	697	15,054
Tele2 AB, Class B	155	1,441
Telefonaktiebolaget LM Ericsson, Class B	2,578	25,883
TeliaSonera AB	1,586	8,259
Trelleborg AB, Class B	206	4,086
Volvo AB, Class B	2,101	23,118
		265,329

Switzerland - 7.4%
ABB Ltd.*	2,022	39,543
Actelion Ltd.*	74	11,097
Adecco SA	168	10,984
Aryzta AG*	126	5,237
Baloise Holding AG	35	4,463
Banque Cantonale Vaudoise	1	699
Barry Callebaut AG*	3	3,272

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Clariant AG*	350	6,355
Coca-Cola HBC AG*	500	10,641
Credit Suisse Group AG*	1,531	21,745
DKSH Holding AG	28	1,921
Dufry AG*	25	3,086
EMS-Chemie Holding AG	9	4,682
Galenica AG	2	3,018
Geberit AG	34	12,748
Givaudan SA	13	25,586
Helvetia Holding AG	4	2,296
Kuehne + Nagel International AG	48	6,847
Lonza Group AG*	29	4,924
Novartis AG	1,670	121,470
OC Oerlikon Corp. AG*	169	1,750
Roche Holding AG	597	147,467
Schindler Holding AG	30	5,513
SGS SA	5	10,603
Sika AG	4	15,887
Sonova Holding AG	33	4,229
Straumann Holding AG	6	2,076
Sulzer AG	12	1,196
Swatch Group AG (The)	40	13,905
Swiss Life Holding AG*	22	5,871
Swiss Re AG	273	25,327
Swisscom AG	15	8,179
Wolseley plc	225	12,745
Zurich Insurance Group AG*	114	26,565
		581,927

Taiwan - 2.5%
Advanced Semiconductor Engineering, Inc.	4,613	5,368
Advantech Co. Ltd.	282	2,072
Asustek Computer, Inc.	565	5,074
Cathay Financial Holding Co. Ltd.	6,160	7,379
Chang Hwa Commercial Bank Ltd.	3,724	1,909
China Development Financial Holding Corp.	10,190	2,723
China Steel Corp.	15,760	10,969
Chunghwa Telecom Co. Ltd.	2,508	8,533
CTBC Financial Holding Co. Ltd.	12,821	6,772
Delta Electronics, Inc.	1,504	6,636
E.Sun Financial Holding Co. Ltd.	5,645	3,157
Far EasTone Telecommunications Co. Ltd.	1,104	2,473
First Financial Holding Co. Ltd.	6,490	3,206
Hua Nan Financial Holdings Co. Ltd.	5,543	2,756
Inotera Memories, Inc.*	1,778	1,610
Mega Financial Holding Co. Ltd.	8,389	5,969
President Chain Store Corp.	723	5,268
Quanta Computer, Inc.	2,139	3,735
Siliconware Precision Industries Co. Ltd.	1,776	2,870
Taiwan Cooperative Financial Holding Co. Ltd.	5,510	2,465

18 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Taiwan Mobile Co. Ltd.	1,446	4,695
Taiwan Semiconductor Manufacturing Co. Ltd.	18,657	93,911
United Microelectronics Corp.	9,012	3,724
Yuanta Financial Holding Co. Ltd.	7,167	2,561
		195,835

United Kingdom - 13.7%
3i Group plc	716	4,699
Aberdeen Asset Management plc	610	2,433
Admiral Group plc	127	3,622
Aggreko plc	220	3,407
ARM Holdings plc	1,160	16,914
Ashtead Group plc	473	5,877
ASOS plc*	21	982
Associated British Foods plc	507	24,417
AstraZeneca plc	860	48,262
Auto Trader Group plc(a)	594	3,331
Aviva plc	3,072	20,148
Barratt Developments plc	632	5,094
Bellway plc	68	2,565
Berkeley Group Holdings plc	96	4,442
Booker Group plc	1,966	4,871
BT Group plc	4,947	31,336
Bunzl plc	284	8,262
Burberry Group plc	258	5,064
Cable & Wireless Communications plc	1,585	1,756
Capita plc	549	8,226
Capital & Counties Properties plc	447	2,120
Close Brothers Group plc	73	1,325
Compass Group plc	1,220	21,544
Croda International plc	170	7,429
Dixons Carphone plc	686	4,205
DS Smith plc	943	5,533
easyJet plc	229	5,002
GKN plc	1,080	4,485
GlaxoSmithKline plc	3,046	61,848
Hargreaves Lansdown plc	148	2,860
Henderson Group plc	671	2,492
Howden Joinery Group plc	379	2,606
Inchcape plc	211	2,195
InterContinental Hotels Group plc	153	6,317
International Consolidated Airlines Group SA	1,778	14,152
Intertek Group plc	145	6,604
Investec plc	513	3,781
ITV plc	2,319	8,043
J Sainsbury plc	1,831	7,275
Johnson Matthey plc	242	9,549
Kingfisher plc	1,348	7,302
Legal & General Group plc	4,111	13,904
Liberty Global plc, Class A*	511	19,674

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 19

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Lloyds Banking Group plc	48,720	47,654
Man Group plc	1,158	2,540
Marks & Spencer Group plc	1,117	6,525
Melrose Industries plc	121	620
Micro Focus International plc	99	2,235
Next plc	91	7,066
Ocado Group plc*	234	976
Old Mutual plc	2,984	8,286
Pearson plc	575	7,235
Pennon Group plc	755	8,805
Persimmon plc	206	6,176
Petrofac Ltd.	723	9,575
Provident Financial plc	93	3,965
Prudential plc	1,824	34,124
RELX plc	1,576	29,326
Rexam plc	866	7,895
Rightmove plc	56	3,391
Rolls-Royce Holdings plc*	1,686	16,535
Royal Mail plc	765	5,288
Sage Group plc (The)	648	5,861
Schroders plc	113	4,360
Severn Trent plc	416	12,999
Sky plc	705	10,381
Smiths Group plc	355	5,493
SSE plc	1,873	40,185
St James's Place plc	332	4,385
Standard Chartered plc	2,125	14,440
Standard Life plc	1,393	7,133
Tate & Lyle plc	522	4,339
Taylor Wimpey plc	2,220	6,075
Tesco plc*	10,758	29,672
Travis Perkins plc	209	5,491
Unilever plc	4,076	184,777
United Utilities Group plc	1,237	16,418
Vodafone Group plc	16,008	50,919
Weir Group plc (The)	181	2,884
Whitbread plc	120	6,833
WM Morrison Supermarkets plc	2,723	7,781
Worldpay Group plc*(a)	835	3,303
WPP plc	956	22,367
		1,080,266

Total Common Stocks (Cost $7,871,544)		7,712,297

20 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 0.7%
United States - 0.7%
iShares MSCI EAFE ETF	1,007	57,530

Total Exchange-Traded Products (Cost $56,749)		57,530

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.2%
State Street Bank Time Deposit, 0.278%, 4/1/16	14,192	14,192

Total Time Deposit (Cost $14,192)		14,192

TOTAL INVESTMENTS (Cost $7,942,485) - 99.0%		7,784,019
Other assets and liabilities, net - 1.0%		77,352
NET ASSETS - 100.0%		$7,861,371

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) This security was valued under the direction of the Board of Directors. See Note A.

Abbreviations:
CVA:	Certificaten Van Aandelen
ETF:	Exchange-Traded Fund
Ltd.:	Limited
plc:	Public Limited Company
SDR:	Swedish Depositary Receipts
See notes to financial statements.

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 21

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $7,942,485) - see accompanying schedule	$7,784,019
Cash denominated in foreign currencies (Cost $9,374)	9,453
Receivable for shares sold	10,800
Dividends receivable	26,801
Directors' deferred compensation plan	2,908
Receivable from Calvert Investment Management, Inc.	9,576
Other assets	41,388
Total assets	7,884,945

LIABILITIES
Payable to Calvert Investment Distributors, Inc.	531
Payable to Calvert Investment Services, Inc.	468
Directors' deferred compensation plan	2,908
Accrued expenses and other liabilities	19,667
Total liabilities	23,574
NET ASSETS	$7,861,371

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stocks, with 250,000,000 shares of $0.01 par value shares authorized:
Class A: 111,709 shares outstanding	$2,219,120
Class C: 5,516 shares outstanding	110,178
Class I: 123,663 shares outstanding	2,435,288
Class Y: 168,479 shares outstanding	3,196,357
Undistributed net investment income	40,475
Accumulated net realized gain (loss) on investments and foreign currency transactions	17,864
Net unrealized appreciation (depreciation) on investments and assets and liabilities denominated in foreign currencies	(157,911)
NET ASSETS	$7,861,371

NET ASSET VALUE PER SHARE
Class A (based on net assets of $2,144,096)	$19.19
Class C (based on net assets of $105,649)	$19.15
Class I (based on net assets of $2,375,698)	$19.21
Class Y (based on net assets of $3,235,928)	$19.21
See notes to financial statements.

22 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
PERIOD ENDED MARCH 31, 2016 (Unaudited)(a)

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $6,040)	$57,091
Interest income	80
Total investment income	57,171

Expenses:
Investment advisory fee	3,397
Administrative fees	1,218
Transfer agency fees and expenses	11,137
Distribution Plan expenses:
Class A	2,028
Class C	415
Directors' fees and expenses	349
Accounting fees	4,675
Custodian fees	17,322
Professional fees	9,810
Registration fees	25,755
Reports to shareholders	348
Miscellaneous	621
Total expenses	77,075
Reimbursement from Advisor:
Class A	(19,973)
Class C	(9,260)
Class I	(21,202)
Class Y	(15,458)
Administrative fees waived	(1,218)
Net expenses	9,964
NET INVESTMENT INCOME	47,207

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(66,859)
Foreign currency transactions	84,723
17,864

Change in unrealized appreciation (depreciation) on:
Investments and foreign currencies	(158,466)
Assets and liabilities denominated in foreign currencies	555
(157,911)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(140,047)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($92,840)

(a) From October 30, 2015 inception.
See notes to financial statements.

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 23

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	PERIOD ENDED MARCH 31, 2016(Unaudited)(a)
Operations:
Net investment income	$47,207
Net realized gain (loss)	17,864
Change in unrealized appreciation (depreciation)	(157,911)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(92,840)

Distributions to shareholders from:
Net investment income:
Class A shares	(1,985)
Class I shares	(3,329)
Class Y shares	(1,418)
Total distributions	(6,732)

Capital share transactions:
Shares sold:
Class A shares	2,227,135
Class C shares	110,178
Class I shares	2,431,959
Class Y shares	3,194,939
Reinvestment of distributions:
Class A shares	1,985
Class I shares	3,329
Class Y shares	1,418
Shares redeemed:
Class A shares	(10,000)
Total capital share transactions	7,960,943

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,861,371

NET ASSETS
Beginning of period	—
End of period (including undistributed net investment income of $40,475)	$7,861,371
See notes to financial statements.

24 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS - CONT’D

CAPITAL SHARE ACTIVITY	PERIOD ENDED MARCH 31, 2016(Unaudited)(a)
Shares sold:
Class A shares	112,162
Class C shares	5,516
Class I shares	123,496
Class Y shares	168,408
Reinvestment of distributions:
Class A shares	100
Class I shares	167
Class Y shares	71
Shares redeemed:
Class A shares	(553)
Total capital share activity	409,367

(a) From October 30, 2015 inception.
See notes to financial statements.

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 25

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Developed Markets Ex-U.S. Responsible Index Fund (the "Fund"), a series of the Calvert Responsible Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Calvert Responsible Index Series, Inc. is comprised of five separate series.  The operations of each series are accounted for separately.  The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
The Fund commenced operations on October 30, 2015. The Fund currently offers four classes of shares of beneficial interest - Classes A, C, I, and Y. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $100,000. The $100,000 minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common stock securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then

26 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At March 31, 2016, securities valued at $3,903, or 0.0% of net assets, were fair valued in good faith under the direction of the Board.
The following table summarizes the market value of the Fund's holdings as of March 31, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$7,708,394	$3,903	$—	$7,712,297
Exchange-Traded Products	57,530	—	—	57,530
Time Deposit	—	14,192	—	14,192

TOTAL	$7,765,924	$18,095	$—	$7,784,019

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
There were no transfers between levels during the period.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 27

and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments and assets and liabilities denominated in foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates.
For its services, the Advisor receives an annual fee, payable monthly, of 0.15%, of the Fund’s average daily net assets.
The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2017. The contractual expense caps are 0.62%, 1.37%, 0.27%, and 0.37% for Class A, C, I, and Y, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, based on the Fund’s average daily net assets.
For the period October 30, 2015 to January 31, 2016, the administrative fee was 0.00%. CIAS and the Fund entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for all classes of the Fund commencing on February 1, 2016. CIAS has contractually agreed to waive 0.12% for all classes of the Fund (the difference between the previous administrative fee and the new 0.12% fee) from February 1, 2016 through January 31, 2018.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed 0.50% and 1.00% annually of average daily net assets of Class A and C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly, of 0.25% and 1.00% of the average daily net assets of Class A and C, respectively. Class I and Y shares do not have Distribution Plan expenses.
CID received $778 as its portion of commissions charged on sales of the Fund’s Class A shares for the period ended March 31, 2016.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Fund. For its services, CIS received a fee of $507 for the period ended March 31, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $52,000 plus a meeting fee of up to $3,000 for each Board meeting attended. Additional fees of $6,000 ($10,000 for Special Equities Committee

28 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

chair) and $2,500 annually may be paid to Committee members, plus a Committee meeting fee of $500 for each Committee meeting attended. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Obligations of the Plan will be paid solely out of the Fund’s assets. Directors’ fees are allocated to each of the funds served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $9,320,626 and $1,321,832, respectively.
As of March 31, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$210,333
Unrealized (depreciation)	(390,527)
Net unrealized appreciation (depreciation)	($180,194)
Federal income tax cost of investments	$7,964,213
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Fund had no borrowings under the agreement during the period ended March 31, 2016.
NOTE E — SUBSEQUENT EVENTS
In preparing the financial statements as of March 31, 2016, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 29

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

PERIOD ENDED
CLASS A SHARES	March 31, 2016 (a)(b) (Unaudited)
Net asset value, beginning	$20.00
Income from investment operations:
Net investment income	0.13
Net realized and unrealized gain (loss)	(0.92)
Total from investment operations	(0.79)
Distributions from:
Net investment income	(0.02)
Total distributions	(0.02)
Total increase (decrease) in net asset value	(0.81)
Net asset value, ending	$19.19
Total return (c)	(3.95%)
Ratios to average net assets: (d)
Net investment income	1.71%(e)
Total expenses	3.13%(e)
Net expenses	0.62%(e)
Portfolio turnover	24%
Net assets, ending (in thousands)	$2,144

(a) Per share figures are calculated using the Average Shares Method.
(b) From October 30, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

30 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

PERIOD ENDED
CLASS C SHARES	March 31, 2016 (a)(b) (Unaudited)
Net asset value, beginning	$20.00
Income from investment operations:
Net investment income	0.07
Net realized and unrealized gain (loss)	(0.92)
Total from investment operations	(0.85)
Total increase (decrease) in net asset value	(0.85)
Net asset value, ending	$19.15
Total return (c)	(4.25%)
Ratios to average net assets: (d)
Net investment income	0.93%(e)
Total expenses	23.75%(e)
Net expenses	1.37%(e)
Portfolio turnover	24%
Net assets, ending (in thousands)	$106

(a) Per share figures are calculated using the Average Shares Method.
(b) From October 30, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 31

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

PERIOD ENDED
CLASS I SHARES	March 31, 2016 (a)(b) (Unaudited)
Net asset value, beginning	$20.00
Income from investment operations:
Net investment income	0.16
Net realized and unrealized gain (loss)	(0.92)
Total from investment operations	(0.76)
Distributions from:
Net investment income	(0.03)
Total distributions	(0.03)
Total increase (decrease) in net asset value	(0.79)
Net asset value, ending	$19.21
Total return (c)	(3.80%)
Ratios to average net assets: (d)
Net investment income	2.10%(e)
Total expenses	2.79%(e)
Net expenses	0.27%(e)
Portfolio turnover	24%
Net assets, ending (in thousands)	$2,376

(a) Per share figures are calculated using the Average Shares Method.
(b) From October 30, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

32 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

PERIOD ENDED
CLASS Y SHARES	March 31, 2016 (a)(b) (Unaudited)
Net asset value, beginning	$20.00
Income from investment operations:
Net investment income	0.21
Net realized and unrealized gain (loss)	(0.97)
Total from investment operations	(0.76)
Distributions from:
Net investment income	(0.03)
Total distributions	(0.03)
Total increase (decrease) in net asset value	(0.79)
Net asset value, ending	$19.21
Total return (c)	(3.81%)
Ratios to average net assets: (d)
Net investment income	2.70%(e)
Total expenses	3.22%(e)
Net expenses	0.37%(e)
Portfolio turnover	24%
Net assets, ending (in thousands)	$3,236

(a) Per share figures are calculated using the Average Shares Method.
(b) From October 30, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 33

PROXY VOTING
The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BASIS FOR BOARD'S APPROVAL OF INVESTMENT ADVISORY CONTRACT
At a meeting held on September 15, 2015, the Board of Directors (the “Board”), and by a separate vote, the disinterested Directors, voted to approve an amendment to the Investment Advisory Agreement (“Advisory Agreement”) between Calvert Responsible Index Series, Inc. and the Advisor, that would add the Calvert Developed Markets Ex-U.S. Responsible Index Fund (the “Fund”) to the Advisory Agreement.
In evaluating the Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. At meetings held on June 2, 2015 and September 15, 2015, the disinterested Directors reviewed materials provided by the Advisor regarding various services to be provided to the Fund by the Advisor and its affiliates.
The disinterested Directors were separately represented by independent legal counsel with respect to their consideration of the approval of the amendment to the Advisory Agreement. Prior to voting, the disinterested Directors reviewed the proposed approval of the amendment to the Advisory Agreement with management and also met in a private session with their counsel at which no representatives of management were present.
In the course of its deliberations regarding the Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services to be provided by the Advisor, including the personnel who would be providing such services; the Advisor’s financial condition; the level and method of computing the Fund’s proposed advisory fee; comparative fee and expense information for the Fund and performance information for comparable index funds managed by the Advisor; the anticipated profitability of the Calvert Family of Funds to the Advisor and its affiliates; the direct and indirect benefits, if any, to be derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s projected growth and size on the Fund’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other index funds; and any possible conflicts of interest.
In considering the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Advisory Agreement, the Board took into account information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor, as well as the Board of Directors’ familiarity with management through Board of Directors’ meetings, discussions and other reports. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Board considered the Advisor’s proposed management style and the performance of other index funds managed by the Advisor. The Board also took into account that two of the individuals who manage the other index funds managed by the Advisor would also manage the Fund, as well as the Advisor’s current level of staffing and overall resources. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board also took into account the responsible investing research and analysis to be provided by the Advisor to the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the Fund by the Advisor under the Advisory Agreement.
In considering the management style and investment strategies that the Advisor proposed to use in managing the Fund, the Board of Directors took into consideration the performance of other index funds managed by the Advisor. The Board noted that the Fund will employ a passive management strategy designed to track the performance of the Calvert Developed Markets Ex-U.S. Responsible Index (the “Index”), a newly-created index that measures the performance of those companies that meet the Advisor’s responsible investment principles and that are selected from the universe of companies included in the S-Network

34 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

Developed International 1000 Index. In addition, the Board took into consideration certain differences between how the Advisor proposes to manage the Fund and how it manages other index funds, as well as the impact these differences were expected to have on the Fund’s performance. Based upon its review, the Board concluded that the Advisor is qualified to manage the Fund’s assets in accordance with the Fund’s investment objective and strategies and that the Advisor’s proposed investment strategies were appropriate for pursuing the Fund’s investment objective.
In considering the Fund’s proposed fees and estimated expenses, the Board compared the Fund’s proposed fees and estimated total expense ratio with those of other index funds managed by the Advisor. The Board also took into account that the Advisor had contractually agreed to limit the Fund’s net annual operating expenses for a specified period of time following the commencement of the Fund’s operations. The Board also noted management’s discussion of the Fund’s estimated expenses and certain factors that affected the level of such expenses, including the projected size of the Fund and the cost of providing the responsible investing research and analysis provided by the Advisor. Based upon its review, the Board concluded that the proposed advisory fee was reasonable in view of the quality of services to be received by the Fund from the Advisor and the other factors considered.
In reviewing the anticipated profitability of the advisory fee to the Fund’s Advisor, the Board considered the fact that affiliates of the Advisor would be providing shareholder servicing, administrative and distribution services to the Fund for which they would receive compensation. The Board also took into account whether the Advisor had the financial wherewithal to provide services to the Fund. The Board noted that the Advisor had contractually agreed to limit the Fund’s net annual operating expenses for a specified period of time following the commencement of the Fund’s operations. The Board also considered that the Advisor would likely derive benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ anticipated level of profitability from their relationship with the Fund was reasonable.
The Board considered the effect of the Fund’s projected size and growth on its performance and expenses. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board also noted that if the Fund’s assets increased over time, the Fund might realize economies of scale if assets increased proportionally more than certain other expenses.
In approving the amendment to the Advisory Agreement, the Board of Directors, including the disinterested Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Conclusions
The Board reached the following conclusions regarding the amendment to the Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) the Advisor is qualified to manage the Fund’s assets in accordance with the Fund’s investment objective and strategies; (c) the Advisor maintains appropriate compliance programs; (d) the Advisor’s proposed investment strategies are appropriate for pursuing the Fund’s investment objective; and (e) the Fund’s proposed advisory fee is reasonable in view of the quality of services to be received by the Fund from the Advisor and the other factors considered. Based on its conclusions, the Board determined that approval of the amendment to the Advisory Agreement would be in the best interests of the Fund and its shareholders.

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 35

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND	CALVERT’S FAMILY OF FUNDS
To Open an Account
800-368-2748
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Registered Mail
Calvert Investments
c/o BFDS,
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105
Web Site
calvert.com
Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Large Cap Core Portfolio
Equity Portfolio
Global Value Fund
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Global Equity Income Fund
Emerging Markets Equity Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

Printed on recycled paper using soy inks.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)     This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes have been made to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)
The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    Not applicable.

(a)(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)    Not applicable.

(b)    A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT RESPONSIBLE INDEX SERIES, INC.

By: /s/ John H. Streur
John H. Streur
President -- Principal Executive Officer

Date: May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur
John H. Streur
President -- Principal Executive Officer

Date: May 24, 2016

/s/ Vicki L. Benjamin
Vicki L. Benjamin
Treasurer -- Principal Financial Officer

Date: May 24, 2016